                 SEMI-ANNUAL REPORT APRIL 30, 2001 (UNAUDITED)



--------------------------------------------------------------------------------
JPMORGAN EQUITY FUNDS




GROWTH AND INCOME FUND

CAPITAL GROWTH FUND

LARGE CAP EQUITY FUND

FOCUS FUND

DYNAMIC SMALL CAP FUND

SMALL CAP EQUITY

H&Q TECHNOLOGY FUND


                                     [LOGO]
                                        JPMorgan Fleming
                                        Asset Management

CONTENTS

Letter to the Shareholders .........................1


JPMorgan Growth and Income Fund
Fund Commentary ....................................3


JPMorgan Capital Growth Fund
Fund Commentary ....................................6


JPMorgan Large Cap Equity Fund
Fund Commentary ....................................9


JPMorgan Focus Fund
Fund Commentary ...................................12


JPMorgan Dynamic Small Cap Fund
Fund Commentary ...................................15


JPMorgan Small Cap Equity Fund
Fund Commentary ...................................18


JPMorgan H&Q Technology Fund
Fund Commentary ...................................21


Portfolio of Investments ..........................24


Financial Statements ..............................39


Notes to Financial Statements .....................45


Growth and Income Portfolio .......................77


Capital Growth Portfolio ..........................80


Portfolio Financial Statements ....................83


HIGHLIGHTS

-    Technology stocks fall in face of sudden cuts in technology spending.

- Federal Reserve cuts 200 basis points from interest rates - U.S. Treasury yields fall in sympathy.

- Value, mid and small cap stocks show resilience in difficult market conditions.




              NOT FDIC INSURED   May lose value / No bank guarantee
      JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN EQUITY FUNDS

LETTER TO THE SHAREHOLDERS

                                                                    June 4, 2001

Dear Shareholder:

We are pleased to present this interim report for the JPMorgan Equity Funds for the six months ended April 30, 2001. As you are aware, a historic merger was completed on December 31, 2000 between J.P. Morgan and Chase Manhattan, creating J.P. Morgan Chase & Co. In an effort to give a common name to the mutual funds that draw upon the outstanding resources of the combined entity, your Fund's Trustees subsequently approved renaming your Funds as the JPMorgan Funds. Please be assured of our commitment to you, and know that the investment objectives and account privileges of your Fund will remain unchanged.

HISTORIC CORRECTION IN TECHNOLOGY STOCKS

In the six months under review, technology stocks experienced an extraordinary correction. In September of last year, investors still expected the world's leading hi-tech companies to grow at rapid rates. There were even indications that buoyant economic growth might trigger a rise in U.S. interest rates. By the end of April 2001, however, technology stocks had crashed and the Federal Reserve Board had cut rates by 200 basis points in a bid to avoid recession.

While technology stocks had first come under pressure a year ago, it was not until the end of 2000 that corporate announcements revealed the extent of the downturn in technology spending. The effects of this were exacerbated in many cases by clumsy inventory management. As it became clear that not even the sector's blue chips like Cisco Systems, EMC, Oracle and Sun Microsystems would escape, technology prices collapsed.

By the beginning of 2001, the technology downturn was showing signs of spreading to the wider economy. Fed Chairman Alan Greenspan reacted by cutting rates by 100 basis points in January, a further 50 basis points in March and another 50 basis points in April. Rates were reduced another 50 basis points in May, after the reporting period.

RESILIENCE IN VALUE, MID- AND SMALL-CAP STOCKS

In spite of the ferocity of the correction, however, some stocks performed relatively well. Although the late 1990s bull market had propelled large capitalization growth stocks to extremely demanding valuations, value stocks and many mid and small cap companies were much more reasonably valued. While the tech-laden NASDAQ Composite Index lost a massive 37.20%, the S&P/BARRA Value Index fell just 0.42% and the S&P 600 Small Cap Index actually rose 1.18%. The broad-based S&P 500 Index fell 12.06%.

JPMORGAN EQUITY FUNDS

OUTLOOK

Stocks rallied towards the end of the period, but this does not mean that the correction is at an end. Much depends upon the effect of the Federal Reserve's cuts in interest rates and the continued buoyancy of consumer spending. Our Funds continue to invest in attractive companies trading on reasonable valuations, but many currently have relatively defensive portfolios.

Thank you for your investment. We look forward to serving your financial needs for many years to come.

Sincerely,

/s/ George Gatch

George Gatch

Managing Director

JPMORGAN GROWTH AND INCOME FUND
         AS OF APRIL 30, 2001 (UNAUDITED)



HOW THE FUND PERFORMED

JPMorgan Growth and Income Fund, which seeks total return from a combination of capital growth and current income, fell 6.26% (Class A shares, no sales charge) in the six months to end April 30, 2001. This compares with a loss of 0.42% for the S&P 500/BARRA Value Index.

HOW THE FUND WAS MANAGED

Value stocks held up well in a tumultuous market environment where many large capitalization securities suffered extreme falls. Declining technology spending sparked selling of expensive growth stocks and caused a rotation into value stocks, many of which were perceived to be cheap.

Ironically, the value stocks to benefit most were the "poor quality" stocks trading on the lowest valuations. In many cases, these companies had relatively high levels of debt. Falling interest rates improved the ability of such highly leveraged companies to service debt from cash flow. The Fund benefited from the flight to value, although it underperformed its benchmark because it tends to hold "high quality" value stocks that should outperform over the long term.

The sectors that added most to performance were basic materials, consumer discretionary and consumer staples. These areas contain concentrations of value stocks. Consumer stocks, additionally, typically rise when interest rates fall. Philip Morris, the tobacco giant, was one of the Fund's leading performers. The stock rose more than 30% in the period, as the incoming Bush administration appeared to herald an abatement of the tobacco industry's legal difficulties. Target, the budget department store group, also did well, as did Chevron, the energy group, and Caterpillar, which manufactures heavy machinery. Motorcar manufacturer Ford was another strong performer. All of these stocks had traded on relatively depressed valuations for several years.

Financials was the worst performing sector for the Fund. Stocks with significant exposure to Wall Street, such as American International Group and Morgan Stanley Dean Witter, fell back. The sell-off in technology, media and telecommunications stocks also hurt the Fund. Information Technology companies like Altera, Motorola and Nortel Networks did badly, as did Telecommunications Services stock SBC Communications.

LOOKING AHEAD

The Fund will continue to invest in higher quality value stocks that may outperform in the medium to long term. In the short term, the market should return to a more normal environment, without the big performance disparities between sectors and investment styles that have been seen in recent years. Such an environment should benefit this Fund, which seeks companies with attractive fundamentals that trade on low valuation multiples.

JPMORGAN GROWTH AND INCOME FUND

AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
Financial                                           22.1%
Energy                                              15.4%
Consumer Cyclicals                                  14.0%
Utilities                                           13.0%
Technology                                           8.2%
Capital Goods                                        6.9%
Health Care                                          6.6%
Basic Materials                                      6.3%
Cash Equivalents & Short Term Paper                  4.1%
Consumer Staples                                     3.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CITIGROUP, INC. (6.0%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

2. EXXON MOBIL CORP. (5.9%) Operates petroleum and petrochemicals business on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

3. VERIZON COMMUNICATIONS (3.7%) Provides wireline voice and data services, wireless services, Internet services and published directory information. The Company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and payphones. Verizon has operations worldwide.

4. ROYAL DUTCH PETROLEUM CO., N.Y. REGISTERED SHARES (NETHERLANDS) (3.3%) Involved in all phases of the petroleum and petrochemicals industries from exploration to final processing, delivery and marketing.

5. CHEVRON CORP. (3.0%) Produces crude oil and natural gas. It also refines crude oil into finished petroleum products as well as markets and transports crude oil, natural gas, and petroleum products.

6.  BANK OF NEW YORK CO., INC. (2.7%)
Through its subsidiaries, the Company provides a complete range of banking and other financial services to corporations and individuals worldwide. Its services include securities servicing and cash processing, corporate banking, asset-based lending, private and retail banking, asset management and financial market services.

7. PHILIP MORRIS COMPANIES, INC. (2.6%) Through its subsidiaries, the Company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat products, coffee, and grocery products.

8. FORD MOTOR CO. (2.5%) Designs, manufactures, and services cars and trucks. The company also provides vehicle-related financing, leasing, and insurance through Ford Motor Credit Company. In addition, Ford provides the rental of cars, trucks, and other industrial equipment through the Hertz Corporation.

9. BELLSOUTH CORP. (2.4%) Provides telecommunications services, systems, and products. The Company provides residential, business, and wholesale customers with integrated voice, video, and data services.

10. WELLS FARGO CO. (2.4%) A diversified financial services company providing banking, insurance, investments, mortgage and consumer finance. The Company operates through physical stores, the Internet and other distribution channels across North America and elsewhere internationally.

Top 10 equity holdings comprised 34.5% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                                 JPMORGAN GROWTH AND INCOME FUND

                                                AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS
                                     1 YEAR       5 YEARS      10 YEARS
-----------------------------------------------------------------------
 CLASS A SHARES
   WITHOUT SALES CHARGE               -4.98%       11.36%        13.47%
   WITH SALES CHARGE                 -10.44%       10.05%        12.80%
-----------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                       -5.46%       10.80%        13.04%
   WITH CDSC                          -9.46%       10.57%        13.04%
-----------------------------------------------------------------------
 CLASS C SHARES
   WITHOUT CDSC                       -5.43%       10.43%        12.85%
   WITH CDSC                          -6.23%       10.43%        12.85%
-----------------------------------------------------------------------
 CLASS I SHARES                       -3.17%       12.13%        13.87%
-----------------------------------------------------------------------

10-YEAR PERFORMANCE (04/30/91 TO 04/30/01)

               JPMorgan                  S&P/BARRA 500     Lipper Multi-Cap
               Growth and Income Fund    Value Index       Value Funds Index
      4/30/1991                    $9,425           $10,000            $10,000
      5/31/1991                   $10,243           $10,378            $10,394
      6/30/1991                    $9,653            $9,944             $9,953
      7/31/1991                   $10,261           $10,476            $10,347
      8/31/1991                   $10,675           $10,814            $10,562
      9/30/1991                   $10,469           $10,577            $10,508
     10/31/1991                   $10,790           $10,706            $10,685
     11/30/1991                   $10,211           $10,433            $10,273
     12/31/1991                   $11,260           $11,903            $11,215
      1/31/1992                   $11,775           $11,485            $11,237
      2/29/1992                   $12,267           $11,553            $11,463
      3/31/1992                   $11,925           $11,285            $11,252
      4/30/1992                   $11,897           $11,404            $11,414
      5/31/1992                   $11,907           $11,493            $11,541
      6/30/1992                   $11,552           $11,255            $11,392
      7/31/1992                   $11,997           $11,763            $11,738
      8/31/1992                   $11,720           $11,628            $11,532
      9/30/1992                   $11,821           $11,765            $11,715
     10/31/1992                   $12,121           $11,942            $11,769
     11/30/1992                   $12,686           $12,423            $12,225
     12/31/1992                   $12,955           $12,505            $12,479
      1/31/1993                   $13,170           $12,371            $12,695
      2/28/1993                   $13,342           $12,270            $12,762
      3/31/1993                   $13,693           $12,444            $13,145
      4/30/1993                   $13,627           $11,870            $12,894
      5/31/1993                   $14,073           $12,292            $13,197
      6/30/1993                   $14,146           $12,188            $13,287
      7/31/1993                   $14,043           $11,937            $13,374
      8/31/1993                   $14,466           $12,373            $13,907
      9/30/1993                   $14,512           $12,183            $13,897
     10/31/1993                   $14,602           $12,636            $14,105
     11/30/1993                   $14,386           $12,627            $13,851
     12/31/1993                   $14,639           $12,715            $14,194
      1/31/1994                   $15,088           $12,987            $14,653
      2/28/1994                   $14,817           $12,755            $14,373
      3/31/1994                   $14,248           $12,166            $13,803
      4/30/1994                   $14,219           $12,222            $13,988
      5/31/1994                   $14,324           $12,420            $14,146
      6/30/1994                   $14,051           $12,155            $13,888
      7/31/1994                   $14,315           $12,543            $14,262
      8/31/1994                   $14,786           $13,213            $14,815
      9/30/1994                   $14,480           $13,024            $14,491
     10/31/1994                   $14,625           $13,328            $14,640
     11/30/1994                   $14,103           $12,891            $14,079
     12/31/1994                   $14,139           $13,114            $14,210
      1/31/1995                   $14,265           $13,439            $14,431
      2/28/1995                   $14,834           $13,963            $15,011
      3/31/1995                   $15,248           $14,401            $15,353
      4/30/1995                   $15,488           $14,776            $15,743
      5/31/1995                   $16,011           $15,305            $16,321
      6/30/1995                   $16,419           $15,890            $16,621
      7/31/1995                   $17,150           $16,397            $17,231
      8/31/1995                   $17,253           $16,344            $17,415
      9/30/1995                   $17,562           $17,151            $17,900
     10/31/1995                   $17,226           $17,288            $17,583
     11/30/1995                   $17,896           $17,911            $18,330
     12/31/1995                   $18,036           $18,114            $18,620
      1/31/1996                   $18,676           $18,805            $19,191
      2/29/1996                   $18,848           $18,977            $19,473
      3/31/1996                   $19,201           $18,898            $19,699
      4/30/1996                   $19,471           $19,265            $20,005
      5/31/1996                   $19,726           $19,974            $20,331
      6/30/1996                   $19,659           $20,222            $20,192
      7/31/1996                   $18,769           $19,290            $19,375
      8/31/1996                   $19,424           $19,576            $19,973
      9/30/1996                   $20,308           $20,934            $20,788
     10/31/1996                   $20,602           $21,389            $21,196
     11/30/1996                   $21,931           $22,987            $22,595
     12/31/1996                   $21,529           $22,456            $22,529
      1/31/1997                   $22,711           $24,214            $23,369
      2/28/1997                   $22,700           $24,417            $23,652
      3/31/1997                   $21,808           $23,257            $22,910
      4/30/1997                   $22,682           $25,135            $23,542
      5/31/1997                   $23,998           $26,623            $25,030
      6/30/1997                   $24,920           $27,973            $25,993
      7/31/1997                   $26,893           $30,188            $27,904
      8/31/1997                   $25,920           $28,179            $27,287
      9/30/1997                   $27,291           $29,616            $28,591
     10/31/1997                   $26,543           $28,724            $27,399
     11/30/1997                   $27,377           $30,284            $27,983
     12/31/1997                   $27,886           $30,658            $28,593
      1/31/1998                   $27,746           $31,688            $28,527
      2/28/1998                   $29,711           $33,890            $30,490
      3/31/1998                   $31,080           $35,643            $31,859
      4/30/1998                   $31,295           $35,942            $32,037
      5/31/1998                   $30,494           $35,221            $31,326
      6/30/1998                   $31,073           $37,730            $31,291
      7/31/1998                   $30,110           $37,709            $30,080
      8/31/1998                   $25,506           $32,803            $25,478
      9/30/1998                   $27,281           $34,998            $26,533
     10/31/1998                   $28,956           $37,932            $28,717
     11/30/1998                   $29,779           $40,502            $29,957
     12/31/1998                   $31,819           $43,582            $30,454
      1/31/1999                   $32,108           $46,244            $30,561
      2/28/1999                   $30,766           $44,430            $29,849
      3/31/1999                   $31,806           $46,582            $30,673
      4/30/1999                   $33,635           $46,492            $33,400
      5/31/1999                   $33,322           $45,136            $33,226
      6/30/1999                   $34,428           $48,367            $34,296
      7/31/1999                   $33,158           $46,837            $33,130
      8/31/1999                   $32,233           $47,486            $31,990
      9/30/1999                   $31,105           $45,629            $30,611
     10/31/1999                   $32,669           $48,203            $31,557
     11/30/1999                   $32,878           $47,919            $31,545
     12/31/1999                   $34,394           $49,720            $32,264
      1/31/2000                   $33,572           $48,139            $30,873
      2/29/2000                   $32,400           $45,130            $29,249
      3/31/2000                   $35,543           $49,838            $32,341
      4/30/2000                   $35,087           $49,504            $32,279
      5/31/2000                   $34,329           $49,657            $32,728
      6/30/2000                   $33,858           $47,696            $32,018
      7/31/2000                   $34,471           $48,650            $32,290
      8/31/2000                   $36,540           $51,914            $34,341
      9/30/2000                   $35,425           $51,904            $33,863
     10/31/2000                   $35,563           $52,874            $34,669
     11/30/2000                   $33,572           $50,167            $33,390
     12/31/2000                   $34,552           $52,751            $35,377
      1/31/2001                   $34,521           $54,977            $36,714
      2/28/2001                   $32,615           $51,332            $35,708
      3/31/2001                   $31,047           $49,304            $34,454
      4/30/2001                   $33,350           $52,647            $36,687

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the 10-year period. Class C Shares CDSC: 1% for the one-year period, 0% thereafter.

The Fund commenced operations on 9/23/87. Class B, C and I Shares were introduced on 11/4/93, 1/2/98 and 1/25/96, respectively. Performance is based on historical expenses of the predecessor Class A Shares, which are lower than the expenses for Class B and C Shares and higher than Class I Shares. The Fund is currently waiving fees. The waivers may be terminated, which will reduce performance.

Chart illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 5.75% sales charge. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500/BARRA Value Index contains large U.S. companies with low price-to-book ratios relative to the S&P 500. The Lipper Multi-Cap Value Funds Index represents the performance of funds that invest in securities with a variety of market capitalizations. Investors cannot invest directly in an index.

JPMORGAN CAPITAL GROWTH FUND

         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Capital Growth Fund, which seeks capital gain from a portfolio of mid cap stocks, fell 4.46% (Class A shares, no sales charge) in the six months to end April 30, 2001. This compares with a loss of 1.40% for the S&P MidCap 400 Index.

HOW THE FUND WAS MANAGED

Mid cap stocks weathered the turbulent six months considerably better than the broad, large cap universe. While the S&P 500 Index fell 12.06%, the mid cap universe registered far smaller declines--as demonstrated by the marginal loss in the S&P MidCap 400 Index and a slightly larger 4.86% fall in the Russell MidCap Index.

Broadly speaking, the superior performance of mid caps was caused by their more attractive risk/reward characteristics. Forecast earnings growth for mid caps is at least as strong as that for large caps, but they have been trading on much lower valuations. They, therefore, fared better at a time when investors were shying away from risk.

Consumer stocks did well in a period when falling interest rates appeared to prime consumer spending. Additionally, some of the portfolio's consumer stocks have solid earnings growth rates. Among the leading holdings in this area were BJ's Wholesale Club, Jones Apparel Group, Lennar, and Harrahs Entertainment. Additionally, the market research firm AC Nielsen was acquired at a premium by Dutch media group VNU.

Energy was another strong sector. Historically high oil and gas prices have boosted both earnings and stock prices. Among the leading names were Noble Drilling, Talisman Energy, Cooper Cameron and BJ Services. Again, the takeover of a portfolio holding, Tosco, by Phillips Petroleum, helped performance.

By contrast, Information Technology was a significant drag on performance. Axciom, a database company, fell heavily, as did diversified technology company PerkinElmer. Another stock that significantly hurt performance was Applied Power, an electronics contract manufacturing company. Even so, there were a few buoyant performances from technology stocks, including Intersil and Affiliated Computer.

The other disappointing sector was healthcare. After exceptionally strong performances for most of 2000, biotechnology stocks started to fall back in September. Among the Fund's biotechnology names were Medimmune and Sepracor.

LOOKING AHEAD

Mid caps remain more attractively valued than large cap stocks. Even so, with earnings estimates falling across the board, the outlook is uncertain. The Fund, consequently, has a fairly defensive portfolio. Its technology weight is less than that of the S&P MidCap 400 Index. And, while the Fund retains a core style, it has a marginal value leaning.

                                                    JPMORGAN CAPITAL GROWTH FUND

                                                AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
Consumer Cyclicals                              22.0%
Health Care                                     16.8%
Financial                                       15.3%
Technology                                      12.5%
Energy                                          11.4%
Utilities                                        6.6%
Cash Equivalents & Short Term Paper              5.5%
Capital Goods                                    3.8%
Basic Materials                                  2.5%
Consumer Staples                                 1.6%
Transportation                                   1.1%
Real Estate                                      0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. RADIAN GROUP, INC. (2.9%) Provides private mortgage insurance and risk management services to mortgage lenders nationwide. The Company's services increase home ownership opportunities by helping people to buy homes with down payments of less than 20%. Private mortgage insurance protects lenders from default-related losses and facilitates the sale of loans.

2. BJ'S WHOLESALE CLUB, INC. (2.6%) Is a merchandise wholesale club chain. The Company sells brand name food and general merchandise at discounted prices through clubs in the eastern United States.

3. BRINKER INTERNATIONAL, INC. (2.4%) Operates, develops and franchises Chili's Grill & Bar, Romano's Macaroni Grill, On the Border Mexican Cafe, Cozymel's Coastal Mexican Grill, Maggiano's Little Italy and Corner Bakery Cafe restaurant concepts. The Company is also involved in the operation and development of the Eatzi's Market and Bakery, Big Bowl and Wildfire concepts.

4. TOSCO CORP. (2.3%) Markets petroleum products in the United States, operating primarily on the East and West Coasts. The Company's refineries process crude oil, feedstocks, and blendstocks into various petroleum products. It also operates company-controlled convenience stores.

5. CONCORD EFS, INC. (2.3%) Provides electronic transaction authorization, processing, settlement and funds transfer services across the United States. The Company provides merchant card services, as well as automated teller machine services. Concord markets its services to supermarket chains, financial institutions, petroleum and convenience stores, the trucking industry and other retailers.

6. AFFILIATED COMPUTER SERVICES, INC., CLASS A (2.2%) Provides a variety of business services including process outsourcing, electronic commerce, technology outsourcing, and professional and systems integration services. Customers typically have time-critical, transaction-intensive information processing needs.

7. HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A (2.2%) Operates general acute care hospitals in rural communities primarily in the southeastern and southwestern United States through a wide range of medical and surgical services.

8. ACE LTD (BERMUDA) (2.2%) A holding company for the ACE Group of Companies, a property and casualty insurance business. The group provides a diversified range of products and services to clients through operations in countries around the world. ACE provides specialty insurance and reinsurance products such as agribusiness, information technology, marine and property catastrophe insurance.

9. GLOBAL MARINE, INC. (2.1%) Provides offshore drilling services on a day rate basis and consists of cantilevered jackups, semi-submersibles, and drillships. Its operations are primarily in the Gulf of Mexico and the North Sea.

10. COOPER CAMERON CORP. (2.0%) Manufactures oil and gas pressure control equipment, including valves, wellheads, chokes, blowout preventers, and assembled systems. The Company's equipment is used for oil and gas drilling, production, and transmission used in onshore, offshore, and subsea applications. Cooper also manufactures gas turbines, centrifugal gas and air compressors, and other products.

Top 10 equity holdings comprised 23.2% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

JPMORGAN CAPITAL GROWTH FUND

AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS
                                      1 YEAR       5 YEARS      10 YEARS
 CLASS A SHARES
   WITHOUT SALES CHARGE                0.89%       12.66%        16.44%
   WITH SALES CHARGE                  -4.92%       11.33%        15.75%
-------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                        0.42%       12.10%        16.01%
   WITH CDSC                          -3.96%       11.85%        16.01%
-------------------------------------------------------------------------
 CLASS C SHARES
   WITHOUT CDSC                        0.40%       11.93%        15.93%
   WITH CDSC                          -0.48%       11.93%        15.93%
-------------------------------------------------------------------------
 CLASS I SHARES                        1.72%       13.18%        16.72%
-------------------------------------------------------------------------

10-YEAR PERFORMANCE (4/30/91 TO 4/30/01)


               JPMorgan Capital                               Lipper Mid-Cap
               Growth Fund (Class A)   S&P MidCap 400 Index   Core Funds Index
      4/30/1991                  $9,425                $10,000            $10,000
      5/31/1991                 $10,100                $10,461            $10,490
      6/30/1991                  $9,529                 $9,929             $9,935
      7/31/1991                 $10,417                $10,527            $10,483
      8/31/1991                 $11,130                $10,910            $10,966
      9/30/1991                 $11,344                $10,875            $11,021
     10/31/1991                 $12,073                $11,301            $11,464
     11/30/1991                 $11,607                $10,920            $10,964
     12/31/1991                 $13,246                $12,211            $12,204
      1/31/1992                 $13,740                $12,427            $12,752
      2/29/1992                 $14,349                $12,624            $12,938
      3/31/1992                 $13,641                $12,149            $12,339
      4/30/1992                 $13,220                $12,004            $11,711
      5/31/1992                 $13,296                $12,118            $11,689
      6/30/1992                 $12,779                $11,772            $11,147
      7/31/1992                 $13,334                $12,356            $11,512
      8/31/1992                 $12,934                $12,061            $11,281
      9/30/1992                 $13,291                $12,229            $11,405
     10/31/1992                 $13,785                $12,522            $11,906
     11/30/1992                 $14,499                $13,222            $12,930
     12/31/1992                 $14,965                $13,665            $13,400
      1/31/1993                 $15,569                $13,836            $13,755
      2/28/1993                 $15,375                $13,643            $13,214
      3/31/1993                 $16,057                $14,114            $13,633
      4/30/1993                 $15,608                $13,744            $13,175
      5/31/1993                 $16,218                $14,370            $13,855
      6/30/1993                 $16,335                $14,442            $13,992
      7/31/1993                 $16,563                $14,415            $14,089
      8/31/1993                 $17,481                $15,010            $14,749
      9/30/1993                 $17,864                $15,168            $15,282
     10/31/1993                 $17,792                $15,218            $15,578
     11/30/1993                 $17,376                $14,881            $15,035
     12/31/1993                 $17,984                $15,572            $15,719
      1/31/1994                 $18,421                $15,934            $16,153
      2/28/1994                 $18,405                $15,708            $16,038
      3/31/1994                 $17,740                $14,980            $15,201
      4/30/1994                 $17,877                $15,092            $15,277
      5/31/1994                 $17,702                $14,949            $15,078
      6/30/1994                 $17,209                $14,434            $14,472
      7/31/1994                 $17,590                $14,923            $14,805
      8/31/1994                 $18,408                $15,704            $15,656
      9/30/1994                 $18,323                $15,411            $15,675
     10/31/1994                 $18,261                $15,580            $15,850
     11/30/1994                 $17,437                $14,877            $15,266
     12/31/1994                 $17,749                $15,014            $15,612
      1/31/1995                 $17,627                $15,171            $15,408
      2/28/1995                 $18,401                $15,966            $16,004
      3/31/1995                 $18,999                $16,243            $16,335
      4/30/1995                 $19,168                $16,569            $16,325
      5/31/1995                 $19,557                $16,969            $16,559
      6/30/1995                 $20,030                $17,660            $17,579
      7/31/1995                 $21,192                $18,581            $18,699
      8/31/1995                 $21,285                $18,925            $18,949
      9/30/1995                 $21,496                $19,383            $19,406
     10/31/1995                 $20,795                $18,885            $18,781
     11/30/1995                 $21,419                $19,709            $19,352
     12/31/1995                 $21,695                $19,660            $19,572
      1/31/1996                 $21,945                $19,946            $19,786
      2/29/1996                 $22,526                $20,624            $20,565
      3/31/1996                 $23,029                $20,871            $20,802
      4/30/1996                 $23,798                $21,508            $21,948
      5/31/1996                 $24,252                $21,799            $22,510
      6/30/1996                 $23,505                $21,472            $21,729
      7/31/1996                 $22,236                $20,019            $20,095
      8/31/1996                 $23,579                $21,174            $21,180
      9/30/1996                 $25,001                $22,097            $22,290
     10/31/1996                 $25,261                $22,161            $22,056
     11/30/1996                 $26,718                $23,409            $23,022
     12/31/1996                 $26,946                $23,435            $23,077
      1/31/1997                 $27,851                $24,315            $23,809
      2/28/1997                 $27,177                $24,115            $23,156
      3/31/1997                 $25,997                $23,087            $22,061
      4/30/1997                 $26,455                $23,686            $22,204
      5/31/1997                 $28,376                $25,757            $24,496
      6/30/1997                 $29,485                $26,480            $25,383
      7/31/1997                 $31,493                $29,102            $27,164
      8/31/1997                 $31,440                $29,067            $27,235
      9/30/1997                 $32,854                $30,738            $29,082
     10/31/1997                 $31,944                $29,400            $27,913
     11/30/1997                 $32,586                $29,836            $27,876
     12/31/1997                 $33,241                $30,994            $28,205
      1/31/1998                 $32,975                $30,404            $27,709
      2/28/1998                 $35,851                $32,923            $30,070
      3/31/1998                 $37,683                $34,408            $31,534
      4/30/1998                 $38,124                $35,036            $31,897
      5/31/1998                 $36,408                $33,459            $30,254
      6/30/1998                 $37,140                $33,671            $30,599
      7/31/1998                 $35,186                $32,365            $28,858
      8/31/1998                 $28,438                $26,341            $22,977
      9/30/1998                 $29,871                $28,800            $24,980
     10/31/1998                 $31,433                $31,373            $26,401
     11/30/1998                 $32,364                $32,939            $27,727
     12/31/1998                 $35,082                $36,919            $30,394
      1/31/1999                 $34,563                $35,481            $30,251
      2/28/1999                 $32,904                $33,624            $28,119
      3/31/1999                 $33,190                $34,563            $28,937
      4/30/1999                 $35,052                $37,289            $30,598
      5/31/1999                 $35,059                $37,451            $30,962
      6/30/1999                 $36,528                $39,456            $32,649
      7/31/1999                 $35,991                $38,618            $32,013
      8/31/1999                 $34,908                $37,294            $31,129
      9/30/1999                 $34,681                $36,142            $30,547
     10/31/1999                 $35,924                $37,985            $32,062
     11/30/1999                 $37,164                $39,979            $34,470
     12/31/1999                 $39,553                $42,354            $38,968
      1/31/2000                 $37,686                $41,159            $38,555
      2/29/2000                 $40,196                $44,041            $44,963
      3/31/2000                 $43,159                $47,727            $44,617
      4/30/2000                 $42,786                $46,061            $41,583
      5/31/2000                 $40,955                $45,485            $39,874
      6/30/2000                 $42,019                $46,190            $43,120
      7/31/2000                 $41,830                $46,920            $41,882
      8/31/2000                 $46,515                $52,161            $45,970
      9/30/2000                 $45,543                $51,807            $44,747
     10/31/2000                 $45,207                $50,050            $43,158
     11/30/2000                 $41,537                $46,271            $38,385
     12/31/2000                 $45,171                $49,811            $41,402
      1/31/2001                 $45,451                $50,922            $42,624
      2/28/2001                 $43,151                $48,014            $39,278
      3/31/2001                 $39,967                $44,447            $36,658
      4/30/2001                 $43,178                $49,349            $40,203

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the 10-year period. Class C Shares CDSC: 1% for the one-year period, 0% thereafter.

The Fund commenced operations on 9/23/87. Class B, C and I Shares were introduced on 11/4/93, 1/2/98 and 1/25/96, respectively. Performance is based on historical expenses of the predecessor Class AShares, which are lower than the expenses for Class B and C Shares and higher than Class I Shares. The Fund is currently waiving fees.The waiver may be terminated, which would reduce performance.

Chart illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 5.75% sales charge. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Lipper Mid-Cap Core Funds Index represents the performance of the funds that invest in mid-cap stocks. Investors cannot invest directly in an index.

JPMORGAN LARGE CAP EQUITY FUND

         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Large Cap Equity Fund, which invests in a diversified universe of large-cap U.S. stocks, fell 11.55% (Class A shares, no sales charge) in the six months to end April 30, 2001. This compares with a loss of 12.06% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

While large capitalization growth stocks fell back heavily in the six month period, value stocks proved more resilient. The Fund invests in large cap stocks with a slight value bias, or "growth at a reasonable price". As a result, it performed better than the broad S&P 500 Index, but not so well as the pure large cap value benchmarks.

The biggest losers were the large capitalization technology stocks, where a pronounced slowdown in technology spending led to a sharp contraction in earnings growth rates. This sparked a significant fall in stock prices. By contrast, the Federal Reserve's aggressive program of rate cuts buoyed a whole range of value stocks, among them consumer cyclical stocks.

The Fund would have performed better but for the size of its positions in Information Technology and the composition of its holdings in Financials. The Fund's holdings in technology blue chips Cisco Systems, EMC, Oracle and Sun Microsystems each cost more than 1% of aggregate performance.

In Financials, the Fund's holdings were concentrated in companies with large securities brokerage arms. These suffered as equity markets fell and Initial Public Offering issues dried up. Among those that did poorly were American International Group, Citigroup and Morgan Stanley Dean Witter. The Fund did not have holdings in financials such as regional banks, which did well in the period.

An eclectic group of portfolio stocks performed well. Philip Morris, the tobacco giant, rose as the incoming Bush administration appeared to herald a declining threat from cigarette-related litigation. Additionally, declining interest rates favored the company, which has a vast and stable cash flow that is relatively insensitive to swings in economic growth.

In the consumer discretionary sector, Target, the budget department store group, performed well as investors rotated into store stocks. They favored Target as a well-managed company with highly visible earnings.

LOOKING AHEAD

The equity market appears mired in a trading range, with no clear direction. If interest rates continue to fall, many more reasonably valued stocks may do well--particularly companies with businesses in areas like consumer finance.

JPMORGAN LARGE CAP EQUITY FUND

AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
Financial                             16.5%

Technology                            15.8%

Consumer Cyclicals                    13.5%

Utilities                             10.7%

Energy                                10.4%

Capital Goods                          8.1%

Cash Equivalents & Short Term Paper    8.0%

Health Care                            6.7%

Basic Materials                        5.6%

Consumer Staples                       4.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. EXXON MOBIL CORP. (3.9%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

2. GENERAL ELECTRIC CO. (3.7%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

3. INTERNATIONAL BUSINESS MACHINES CORP. (3.3%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

4. AMERICAN INTERNATIONAL GROUP, INC. (2.9%) Writes property, casualty and life insurance and provides a variety of insurance and insurance-related services through its subsidiaries in the United States and overseas.

5. CHEVRON CORP. (2.6%) Produces crude oil and natural gas. It also refines crude oil into finished petroleum products as well as markets and transports crude oil, natural gas, and petroleum products.

6. VERIZON COMMUNICATIONS (2.5%) Provides wireline voice and data services, wireless services, Internet services and published directory information. The Company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and payphones. Verizon has operations worldwide.

7. DUKE ENERGY CORP. (2.5%) Delivers both electricity and natural gas to customers throughout the U.S. and abroad. The Company is a domestic gatherer and processor of natural gas and develops, constructs and operates energy facilities worldwide.

8. TARGET CORP. (2.5%) The Company is a general merchandise retailer, specializing in large-store formats including discount stores, moderate-priced promotional stores, and traditional department stores.

9. PHILIP MORRIS COMPANIES, INC. (2.5%) Through its subsidiaries, the Company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat products, coffee, and grocery products.

10. ROYAL DUTCH PETROLEUM CO., N.Y. REGISTERED SHARES (NETHERLANDS) (2.4%) Involved in all phases of the petroleum and petrochemicals industries from exploration to final processing, delivery and marketing.

Top 10 equity holdings comprised 28.8% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                                  JPMORGAN LARGE CAP EQUITY FUND

                                                AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS
                                    1 YEAR       5 YEARS      10 YEARS
 CLASS A SHARES
   WITHOUT SALES CHARGE              -14.23%       12.25%        12.94%
   WITH SALES CHARGE                 -19.15%       10.93%        12.27%
-----------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                      -14.73%       11.74%        12.69%
   WITH CDSC                         -18.59%       11.49%        12.69%
-----------------------------------------------------------------------
 CLASS C SHARES
   WITHOUT CDSC                      -14.73%       11.68%        12.65%
   WITH CDSC                         -15.50%       11.68%        12.65%
-----------------------------------------------------------------------
 CLASS I SHARES                      -14.02%       12.82%        13.23%
-----------------------------------------------------------------------

10-YEAR PERFORMANCE (04/31/91 TO 4/30/01)

               JPMorgan Large                              Lipper Large-Cap
               Cap Equity Fund (Class I)   S&P 500 Index   Value Funds Index
4/30/1991      $10,000                     $10,000         $10,000
5/31/1991      $10,415                     $10,430         $10,418
6/30/1991      $9,887                      $9,952          $9,894
7/31/1991      $10,388                     $10,416         $10,355
8/31/1991      $10,722                     $10,662         $10,609
9/30/1991      $10,563                     $10,484         $10,528
10/31/1991     $10,721                     $10,624         $10,727
11/30/1991     $10,315                     $10,197         $10,278
12/31/1991     $11,597                     $11,362         $11,390
1/31/1992      $11,343                     $11,150         $11,305
2/29/1992      $11,397                     $11,294         $11,509
3/31/1992      $11,130                     $11,075         $11,251
4/30/1992      $11,306                     $11,400         $11,458
5/31/1992      $11,404                     $11,456         $11,546
6/30/1992      $11,172                     $11,285         $11,292
7/31/1992      $11,668                     $11,745         $11,732
8/31/1992      $11,454                     $11,506         $11,491
9/30/1992      $11,612                     $11,641         $11,627
10/31/1992     $11,706                     $11,681         $11,705
11/30/1992     $12,088                     $12,078         $12,186
12/31/1992     $12,201                     $12,227         $12,373
1/31/1993      $12,201                     $12,329         $12,516
2/28/1993      $12,239                     $12,497         $12,638
3/31/1993      $12,515                     $12,761         $13,006
4/30/1993      $12,193                     $12,452         $12,764
5/31/1993      $12,467                     $12,784         $13,109
6/30/1993      $12,516                     $12,822         $13,168
7/31/1993      $12,450                     $12,770         $13,128
8/31/1993      $12,888                     $13,254         $13,659
9/30/1993      $12,812                     $13,152         $13,708
10/31/1993     $13,080                     $13,424         $13,944
11/30/1993     $13,002                     $13,297         $13,722
12/31/1993     $13,253                     $13,458         $14,014
1/31/1994      $13,773                     $13,915         $14,471
2/28/1994      $13,395                     $13,538         $14,124
3/31/1994      $12,844                     $12,949         $13,538
4/30/1994      $12,967                     $13,115         $13,705
5/31/1994      $13,151                     $13,329         $13,903
6/30/1994      $12,897                     $13,002         $13,568
7/31/1994      $13,227                     $13,429         $13,964
8/31/1994      $13,774                     $13,978         $14,529
9/30/1994      $13,389                     $13,637         $14,150
10/31/1994     $13,649                     $13,942         $14,382
11/30/1994     $13,193                     $13,435         $13,882
12/31/1994     $13,283                     $13,634         $14,039
1/31/1995      $13,428                     $13,987         $14,291
2/28/1995      $14,035                     $14,531         $14,823
3/31/1995      $14,387                     $14,960         $15,170
4/30/1995      $14,653                     $15,399         $15,611
5/31/1995      $15,185                     $16,014         $16,190
6/30/1995      $15,546                     $16,385         $16,542
7/31/1995      $16,229                     $16,928         $17,064
8/31/1995      $16,349                     $16,970         $17,169
9/30/1995      $16,718                     $17,686         $17,785
10/31/1995     $16,436                     $17,623         $17,643
11/30/1995     $17,202                     $18,394         $18,407
12/31/1995     $17,407                     $18,749         $18,705
1/31/1996      $18,005                     $19,387         $19,281
2/29/1996      $18,313                     $19,567         $19,497
3/31/1996      $18,722                     $19,755         $19,707
4/30/1996      $18,954                     $20,045         $19,975
5/31/1996      $19,263                     $20,561         $20,345
6/30/1996      $19,220                     $20,639         $20,357
7/31/1996      $18,648                     $19,726         $19,559
8/31/1996      $19,252                     $20,143         $20,068
9/30/1996      $20,266                     $21,275         $21,051
10/31/1996     $20,655                     $21,862         $21,495
11/30/1996     $22,010                     $23,513         $23,034
12/31/1996     $21,458                     $23,047         $22,645
1/31/1997      $22,816                     $24,485         $23,789
2/28/1997      $22,853                     $24,679         $23,979
3/31/1997      $21,975                     $23,667         $23,063
4/30/1997      $23,048                     $25,077         $24,089
5/31/1997      $24,375                     $26,609         $25,477
6/30/1997      $25,292                     $27,794         $26,539
7/31/1997      $27,426                     $30,003         $28,540
8/31/1997      $26,387                     $28,323         $27,319
9/30/1997      $27,640                     $29,872         $28,717
10/31/1997     $27,165                     $28,875         $27,850
11/30/1997     $28,061                     $30,211         $28,764
12/31/1997     $28,662                     $30,731         $29,091
1/31/1998      $28,559                     $31,069         $29,132
2/28/1998      $30,538                     $33,309         $31,049
3/31/1998      $32,000                     $35,015         $32,428
4/30/1998      $32,311                     $35,372         $32,758
5/31/1998      $31,671                     $34,763         $32,201
6/30/1998      $32,583                     $36,175         $32,804
7/31/1998      $31,961                     $35,791         $32,236
8/31/1998      $27,346                     $30,619         $27,836
9/30/1998      $29,410                     $32,582         $29,175
10/31/1998     $31,466                     $35,228         $31,512
11/30/1998     $32,753                     $37,363         $33,119
12/31/1998     $35,020                     $39,515         $34,397
1/31/1999      $35,948                     $41,166         $34,968
2/28/1999      $34,664                     $39,886         $34,167
3/31/1999      $35,638                     $41,482         $35,206
4/30/1999      $37,502                     $43,087         $37,280
5/31/1999      $37,236                     $42,070         $36,642
6/30/1999      $38,565                     $44,405         $38,258
7/31/1999      $37,277                     $43,020         $37,172
8/31/1999      $36,211                     $42,804         $36,495
9/30/1999      $34,987                     $41,632         $35,145
10/31/1999     $36,291                     $44,267         $36,839
11/30/1999     $36,828                     $45,165         $36,968
12/31/1999     $38,813                     $47,821         $38,106
1/31/2000      $37,668                     $45,421         $36,494
2/29/2000      $37,073                     $44,562         $34,958
3/31/2000      $40,265                     $48,920         $38,160
4/30/2000      $40,283                     $47,448         $37,737
5/31/2000      $39,159                     $46,475         $37,763
6/30/2000      $39,272                     $47,618         $37,348
7/31/2000      $39,080                     $46,876         $37,180
8/31/2000      $41,452                     $49,787         $39,566
9/30/2000      $39,649                     $47,158         $38,941
10/31/2000     $39,125                     $46,960         $39,253
11/30/2000     $36,726                     $43,259         $37,569
12/31/2000     $37,167                     $43,471         $39,083
1/31/2001      $37,327                     $45,015         $39,407
2/28/2001      $34,333                     $40,914         $37,508
3/31/2001      $32,648                     $38,324         $36,049
4/30/2001      $34,636                     $41,298         $38,093

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 0% for the period since inception. Class C Shares CDSC: 1% for the one-year period, 0% thereafter.

The Fund commenced operations on 11/30/90. Class A, B and C Shares were introduced on 5/8/96, 5/7/96 and 11/11/98, respectively. Performance is based on historical expenses of the predecessor Class I Shares, which are lower than the expenses for Class A, B and C Shares. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

Chart illustrates comparative performance of $10,000 (Class I), assumes reinvestment of all distributions and does not include a sales charge. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large Cap Value Funds Index represents the performance of the 30 largest large-cap value funds. Investors cannot invest directly in an index.

JPMORGAN FOCUS FUND

         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Focus Fund, which invests in 25-30 of the portfolio manager's best stock picks, fell 28.02% (Class A shares, no sales charge) in the six months to end April 30, 2001. This compares with a loss of 12.06% for the S&P 500 Index.

HOW THE FUND WAS MANAGED

In a period when large capitalization growth stocks came under intense selling pressure, many of the Fund's holdings suffered losses. The Fund invests in a relatively small portfolio of companies, which generally have relatively large market capitalizations and high projected earnings growth rates. Such a concentrated portfolio serves to emphasize the manager's stock picking skills, but can cause considerable volatility in exceptional periods such as the past six months.

Many of the Fund's holdings were the "blue chip" technology stocks that fell particularly heavily. These stocks had, in many cases, withstood the technology corrections in the second and third quarters of 2000. They fell swiftly, however, when the extent of the slowdown in technology spending became clear in the final quarter.

Among the Fund's technology holdings were industry stalwarts like EMC, Microsoft, Sun Microsystems, Nortel Network and Oracle. All registered substantial falls as it became clear that the earnings growth rates implicit in their share prices were wildly optimistic. Most severely punished was EMC, the leading data storage company, which had been considered broadly resistant to the technology downturn.

But by no means did all of the Fund's holdings perform poorly. In spite of the negative environment, stock picks from across a range of sectors registered creditable performances. In Consumer Discretionary, Tricon Global Restaurants and Target both did well. Tricon Global, which owns the KFC, Pizza Hut and Taco Bell fast food brands, rose in price as management improved food quality and service. Target, the budget department store group, performed well as investors rotated into store stocks. Target was favored as a well-managed company with highly visible earnings.

Elsewhere, Genzyme General and First Data registered strong positive returns. Genzyme General is one of the few profitable biotechnology companies. First Data has businesses in such areas as wire transfers.

LOOKING AHEAD

The management team considers the Fund well positioned for current market conditions. The portfolio is more evenly spread between consumer, healthcare and technology stocks.

                                                             JPMORGAN FOCUS FUND

                                                AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
Consumer Cyclicals                                  35.0%
Technology                                          24.3%
Health Care                                         22.8%
Energy                                               4.9%
Capital Goods                                        4.5%
Financial                                            4.3%
Consumer Staples                                     4.1%
Cash Equivalents & Short Term Paper                  0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENZYME CORP. (6.3%) Develops and markets therapeutic and surgical products, as well as diagnostic services and products. The Company also develops and markets biological products and devices for orthopedic injuries and severe burns.

2. MARRIOTT INTERNATIONAL, INC. (5.2%) A worldwide operator and franchisor of hotels and senior living communities, as well as a provider of food distribution services. The Company franchises lodging facilities and vacation timesharing resorts under various brand names.

3. TRICON GLOBAL RESTAURANTS, INC. (5.2%) Owns and franchises approximately 30,000 quick service restaurants in 100 countries and territories. The Company's restaurants include KFC, Pizza Hut, Taco Bell and other Mexican restaurants.

4. UNITEDHEALTH GROUP, INC. (5.1%) Owns and manages organized health systems in the United States and internationally. The Company also serves the heath needs of the older community, provides specialized care services, and provides health care information and research to providers and payers.

5. TARGET CORP. (5.1%) The Company is a general merchandise retailer, specializing in large-store formats including discount stores, moderate-priced promotional stores, and traditional department stores.

6. IDEC PHARMACEUTICALS CORP. (4.9%) Researches, develops, commercializes targeted therapies for the treatment of cancer and autoimmune and inflammatory diseases. The Company develops products for the treatment of certain solid tumor cancers and various autoimmune diseases

7. FIRST DATA CORP. (4.7%) Provides electronic commerce solutions. The Company offers a variety of processing solutions, including credit, debit, check, and pre-paid payments, along with valued-added information and Internet based services.

8. BED BATH & BEYOND, INC. (4.6%) Operates a chain of superstores that sell a variety of domestics merchandise and home furnishings. The Company's stores offer brand name merchandise such as Laura Ashley, Cuisinart, Calphalon, J.A. Henckels, and Krups.

9. GENERAL ELECTRIC CO. (4.5%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

10. KOHL'S CORP. (4.3%) Operates a chain of family oriented, specialty department stores. The Company's stores feature moderately priced apparel, shoes, accessories, and housewares targeted to middle income customers.

Top 10 equity holdings comprised 49.9% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

JPMORGAN FOCUS FUND

AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS
                                                                SINCE
                                                              INCEPTION
                                                 1 YEAR       (6/30/98)
 CLASS A SHARES
   WITHOUT SALES CHARGE                           -36.98%       -11.18%
   WITH SALES CHARGE                              -40.60%       -13.02%
-----------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                                   -37.34%       -11.70%
   WITH CDSC                                      -40.48%       -12.64%
-----------------------------------------------------------------------
 CLASS C SHARES
   WITHOUT CDSC                                   -37.29%       -11.70%
   WITH CDSC                                      -37.92%       -11.70%
-----------------------------------------------------------------------
 CLASS I SHARES                                   -36.68%       -10.90%

LIFE OF FUND PERFORMANCE (6/30/98 TO 04/30/01)

               JPMorgan                              Lipper Large-Cap
               Focus Fund (Class A)  S&P 500 Index   Core Funds Index
      6/30/1998                $9,425         $10,000           $10,000
      7/31/1998                $9,218          $9,894            $9,919
      8/31/1998                $7,813          $8,464            $8,434
      9/30/1998                $8,180          $9,007            $8,853
     10/31/1998                $8,858          $9,738            $9,517
     11/30/1998                $9,226         $10,328           $10,084
     12/31/1998                $9,517         $10,923           $10,753
      1/31/1999                $9,696         $11,380           $11,129
      2/28/1999                $9,102         $11,026           $10,786
      3/31/1999                $9,357         $11,467           $11,219
      4/30/1999                $9,875         $11,911           $11,520
      5/31/1999                $9,696         $11,630           $11,215
      6/30/1999               $10,215         $12,275           $11,840
      7/31/1999                $9,489         $11,892           $11,493
      8/31/1999                $8,819         $11,833           $11,376
      9/30/1999                $8,687         $11,508           $11,068
     10/31/1999                $9,273         $12,237           $11,746
     11/30/1999                $9,716         $12,485           $12,034
     12/31/1999               $10,820         $13,220           $12,834
      1/31/2000               $10,396         $12,556           $12,316
      2/29/2000               $11,509         $12,319           $12,312
      3/31/2000               $11,689         $13,523           $13,382
      4/30/2000               $10,688         $13,116           $12,945
      5/31/2000                $9,961         $12,847           $12,614
      6/30/2000               $10,877         $13,163           $13,076
      7/31/2000               $10,802         $12,958           $12,872
      8/31/2000               $11,802         $13,763           $13,760
      9/30/2000               $10,415         $13,036           $13,028
     10/31/2000                $9,358         $12,981           $12,877
     11/30/2000                $8,160         $11,958           $11,744
     12/31/2000                $8,038         $12,017           $11,887
      1/31/2001                $7,698         $12,444           $12,224
      2/28/2001                $6,802         $11,310           $11,086
      3/31/2001                $6,122         $10,594           $10,405
      4/30/2001                $6,736         $11,416           $11,196

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%. Class B Shares CDSC: 5% for the one-year period, 3% for the period since inception. Class C Shares CDSC: 1% for the one-year period. 0% thereafter.

The Fund commenced operations on 6/30/98. All Share Classes were introduced on 6/30/98.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

Chart illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 5.75% sales charge. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the performance of the 30 largest funds that invest in both growth and value stocks. Investors can not invest directly in an index.

      /

JPMORGAN DYNAMIC SMALL CAP FUND

         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Dynamic Small Cap Fund, which invests in U.S. small company growth stocks, fell 23.27% (Class A shares, no sales charge) in the six months to end April 30, 2001. This compares with a loss of 11.57% for the S&P SmallCap 600/BARRA Growth Index.

HOW THE FUND WAS MANAGED

What started as a correction in the more speculative technology stocks in March 2000, turned into a more general growth stock bear market in the fall. A slew of profit warnings in the final quarter made it clear that technology spending was slowing rapidly. Slowing technology spending caught many technology companies with substantial inventories. As a consequence, the assumed earnings growth rates for many stocks were clearly too high and valuations fell.

Investors became wary not only of technology companies, but all highly valued growth stocks. High tech healthcare stocks, like biotechnology and medical devices, fell significantly lower. There was no change in fundamentals in these areas--indeed there is currently a backlog of drugs awaiting approval from the Food & Drug Administration--yet these stocks started to sell off in September. The Fund was overweight in healthcare stocks, which caused it to underperform its benchmark.

A number of small cap sectors performed well. Among these were Consumer stocks, which typically outperform when interest rates fall. The Fund suffered from being underweight in Consumer stocks at the beginning of the period. In particular, it was underweight in restaurant stocks. The Fund did, however, hold some buoyant Consumer stocks, such as BJ's Wholesale Club, Career Education, and Christopher & Banks. Additionally, the manager added consumer cyclical names like Elizabeth Arden, Rare Hospitality and Sonic as the period progressed.

Among other strong performers was semiconductor company Cabot Microtechnologies. Many semiconductor stocks had become oversold during 2000, but bounced back in early 2001. Radiopharmaceutical company Syncor International also did well.

In the Industrial sector, electronics component manufacturing stocks were sold. They were replaced with growth stories like Atlantic Coast Airlines, Engineered Support Systems, and Insituform Technologies.

LOOKING AHEAD

Small-cap stocks are attractively valued and have outstanding earnings growth potential relative to large caps. A declining spread between corporate bonds and U.S. Treasuries indicates that smaller companies should perform well relative to larger ones. Small cap growth stocks may be particularly well positioned, as growth stocks have tended to outperform value in times of declining rates.

JPMORGAN DYNAMIC SMALL CAP FUND

AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
Consumer Cyclicals                                  28.4%
Health Care                                         21.6%
Technology                                          19.1%
Energy                                               9.8%
Financial                                            6.2%
Cash Equivalents & Short Term Paper                  4.2%
Basic Materials                                      2.7%
Capital Goods                                        2.5%
Transportation                                       2.4%
Utilities                                            1.8%
Consumer Staples                                     1.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CABOT MICROELECTRONICS CORP. (2.7%) Supplies slurries used in chemical mechanical planarization, a polishing process used in the manufacture of integrated circuit devices. The slurries are liquids containing abrasives and chemicals that enhance the polishing process. The polishing process itself faciltiates the manufacture of smaller, faster, and more complex integrated circuit devices.

2. CAREER EDUCATION CORP. (2.5%) Provides private, for-profit postsecondary education in the United States and Canada. The Company's schools offer a variety of bachelor's degree, associate degree and non-degree programs, with a core curricula of information technologies, visual communication and design technologies, business studies and culinary arts.

3. BJ'S WHOLESALE CLUB, INC. (2.3%) Is a merchandise wholesale club chain. The Company sells brand name food and general merchandise at discounted prices through clubs in the eastern United States.

4. VARIAN MEDICAL SYSTEMS, INC. (2.0%) Provides integrated cancer-care systems. The Company's products include Clinac medical linear accelerators and brachytherapy systems for treatment, as well as Ximatron simulators for therapy planning and verification. It also supplies ancillary equipment, software, and networking systems.

5. IRON MOUNTAIN, INC. (1.9%) Provides records and information management services to customers in the United States, Canada, Europe, Mexico and South America. The Company's operations include business records management, data security services and healthcare management services.

6. PRIDE INTERNATIONAL, INC. (1.9%) Provides -contract drilling and related services onland and offshore. The Company's fleet consists of semisubmersible rigs, tender-assisted rigs, jackup rigs, floating lake barge rigs, a posted swamp barge rig, off-shore platfom rigs, land-based drilling rigs, and land-based workover rigs.

7. JACK IN THE BOX, INC. (1.8%) Operates and franchises fast-food restaurants primarily in the western region of the United States. The restaurant offers hamburgers, salads, Mexican food, finger food, and side items.

8. PROVINCE HEALTHCARE CO. (1.8%) Provides health care services in non-urban markets in the United States. It owns or leases acute care hospitals in several states.

9. PERKINELMER, INC. (1.7%) Provides products and systems to the medical, pharmaceutical, telecommunications, semiconductor and photographic markets located worldwide. Its products include seals and bellows, hardware and software, opto-electronics and bioanalytic and diagnostic instrument systems.

10. CHRISTOPHER & BANKS CORP. (1.6%) A retailer of women's clothing providing exclusive fashions under the Christopher & Banks label. The Company has stores primarily in the northern regions in the U.S.

Top 10 equity holdings comprised 20.2% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                                 JPMORGAN DYNAMIC SMALL CAP FUND

                                                AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS
                                                                SINCE
                                                              INCEPTION
                                                 1 YEAR       (5/19/97)
 CLASS A SHARES
   WITHOUT SALES CHARGE                           -20.21%        17.39%
   WITH SALES CHARGE                              -24.80%        15.64%
-----------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                                   -20.70%        16.60%
   WITH CDSC                                      -23.99%        16.11%
-----------------------------------------------------------------------
 CLASS C SHARES
   WITHOUT CDSC                                   -20.73%        16.55%
   WITH CDSC                                      -21.39%        16.55%
-----------------------------------------------------------------------
 CLASS I SHARES                                   -19.86%        17.58%

LIFE OF FUND PERFORMANCE (5/19/97 TO 04/30/01)

               JPMorgan Dynamic          S&P SmallCap 600/       Lipper Small-Cap
               Small Cap Fund (Class A)  BARRA Growth Index      Growth Funds Index
      5/30/1997                    $9,425                $10,000              $10,000
      5/31/1997                    $9,925                $11,412              $11,387
      6/30/1997                   $10,962                $11,819              $11,996
      7/31/1997                   $12,083                $12,528              $12,718
      8/31/1997                   $12,497                $12,915              $12,921
      9/30/1997                   $13,384                $13,736              $14,009
     10/31/1997                   $13,054                $12,978              $13,293
     11/30/1997                   $12,545                $12,732              $12,992
     12/31/1997                   $12,602                $12,883              $12,819
      1/31/1998                   $12,442                $12,649              $12,630
      2/28/1998                   $13,676                $13,897              $13,650
      3/31/1998                   $14,778                $14,266              $14,267
      4/30/1998                   $14,938                $14,340              $14,371
      5/31/1998                   $13,892                $13,444              $13,354
      6/30/1998                   $14,353                $13,532              $13,745
      7/31/1998                   $13,468                $12,705              $12,712
      8/31/1998                   $10,490                $10,099               $9,935
      9/30/1998                   $11,630                $10,801              $10,467
     10/31/1998                   $12,055                $11,332              $10,879
     11/30/1998                   $12,950                $12,122              $11,764
     12/31/1998                   $14,299                $13,178              $12,942
      1/31/1999                   $14,148                $12,999              $13,256
      2/28/1999                   $12,905                $11,722              $11,980
      3/31/1999                   $13,216                $12,059              $12,522
      4/30/1999                   $13,706                $12,612              $13,010
      5/31/1999                   $13,640                $12,722              $13,082
      6/30/1999                   $15,082                $13,399              $14,306
      7/31/1999                   $15,102                $13,367              $14,256
      8/31/1999                   $14,828                $12,753              $14,057
      9/30/1999                   $15,008                $13,055              $14,567
     10/31/1999                   $15,065                $13,252              $15,416
     11/30/1999                   $16,366                $14,016              $17,362
     12/31/1999                   $18,610                $15,757              $20,862
      1/31/2000                   $18,327                $15,540              $20,645
      2/29/2000                   $22,673                $18,781              $26,694
      3/31/2000                   $22,144                $17,068              $24,598
      4/30/2000                   $22,243                $16,418              $21,558
      5/31/2000                   $20,406                $15,715              $19,795
      6/30/2000                   $23,271                $17,144              $23,280
      7/31/2000                   $21,914                $15,971              $21,765
      8/31/2000                   $25,015                $17,896              $24,316
      9/30/2000                   $23,752                $16,944              $23,112
     10/31/2000                   $23,129                $17,076              $21,379
     11/30/2000                   $19,632                $14,514              $17,738
     12/31/2000                   $20,730                $15,848              $19,306
      1/31/2001                   $20,674                $15,861              $19,895
      2/28/2001                   $18,143                $14,515              $17,348
      3/31/2001                   $16,414                $13,765              $15,664
      4/30/2001                   $17,747                $15,100              $17,355

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%. Class B Shares CDSC: 5% for the one-year period and 3% for the period since inception. Class C Shares CDSC: 1% for the one-year period and 0% for the period since inception.

The Fund commenced operations on 5/19/97. Class A and B Shares were introduced on 5/19/97. Class C and I Shares were introduced on 1/7/98 and 4/5/99, respectively. Performance is based on historical expenses of the predecessor Class A Shares, which are lower than the expenses for Class B and C Shares and higher than Class I Shares.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

Chart illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 5.75% sales charge. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The performance of the indices reflect an initial investment at the end of the month preceding the Fund's commencement of operations. The S&P SmallCap 600/BARRA Growth Index is a capitalization-weighted index of all the stocks in the S&P SmallCap 600 Index with high price-to-book ratios. The Lipper Small Cap Growth Funds Index represents the performance of the 30 largest funds that invest in small capitalization stocks. Small company stocks involve more price volatility, which can lead to a higher degree of risk. Investors cannot invest directly in an index.

JPMORGAN SMALL CAP EQUITY FUND

         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Small Cap Equity Fund, which invests in small U.S. companies seeking capital growth over the long term, fell 10.04% (Class A shares, no sales charge) in the six months to end April 30, 2001. This compares with a gain of 1.18% for S&P SmallCap 600 Index.

HOW THE FUND WAS MANAGED

The Fund suffered during the period as the type of high quality growth-oriented stocks in which it has typically invested fell out of favor. By contrast, the smaller companies that performed best of all were generally "value" cyclical stocks. These were characterized by a variety of low quality characteristics and were generally trading on relatively low valuations.

There was also profit taking among many of the small cap universe's winners from 2000. Declining stock prices in the industrial and healthcare sectors particularly hurt the Fund's performance. In the industrial sector, there were sharp falls among electronic and telecom component manufacturing companies. This was in sympathy with declining technology and telecom spending. In healthcare, there were poor performances among hospital management and biotechnology stocks.

The performance of biotechnology stocks graphically illustrates the market environment. After peaking in September 2000, stock valuations slumped. By some yardsticks, they declined by more than 50% between September and April 2001. Yet company fundamentals did not change. Indeed, there are now more drugs both approved by the FDA and awaiting approval than at any other time in history. The fall in biotechnology stock prices was, therefore, purely the result of investors becoming more risk averse.

By contrast, consumer stocks performed well. BJ's Wholesale Club and Copart both did well. There were also solid performances from financial stocks Brown & Brown and UCBH Holdings. Brown & Brown is a play on the insurance sector, while UCBH is a beneficiary of falling interest rates.

The manager took profits on some of its top performing holdings, such as BJ's Wholesale Club. Some of the most disappointing stocks--like Learning Tree, CTS and Artesyn Technologies--were also sold. These were replaced in part with oversold semiconductor companies Brooks Automation and Ultratech Stepper.

LOOKING AHEAD

Small cap stocks have a bright outlook on both a relative and absolute basis. Compared with large cap stocks, the small cap universe is attractively valued and has superior earnings growth. A declining spread between corporate bonds and U.S. Treasuries also indicates that smaller companies should perform well relative to larger ones. On an absolute basis, smaller companies did not touch the extreme valuations reached by large caps. They, therefore, have a reasonable chance of generating capital growth in line with their long-term trend.

                                                  JPMORGAN SMALL CAP EQUITY FUND

                                                AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
Consumer Cyclicals                                  22.0%
Technology                                          18.0%
Health Care                                         17.6%
Financial                                           12.7%
Energy                                               7.3%
Capital Goods                                        6.3%
Utilities                                            4.9%
Basic Materials                                      3.8%
Consumer Staples                                     2.8%
Real Estate                                          1.8%
Transportation                                       1.6%
Cash Equivalents & Short Term Paper                  1.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. BJ'S WHOLESALE CLUB, INC. (2.3%) Is a merchandise wholesale club chain. The Company sells brand name food and general merchandise at discounted prices through clubs in the eastern United States

2. PROVINCE HEALTHCARE CO. (2.2%) Provides health care services in non-urban markets in the United States. It owns or leases acute care hospitals in several states.

3. BROOKS AUTOMATION, INC. (2.1%) Develops, manufactures, and supplies wafer and substrate handling robots, modules, software, controls, and fully integrated cluster tool handling systems. The Company markets its products to the semiconductor and flat panel display process equipment industries.

4. VARIAN MEDICAL SYSTEMS, INC. (2.1%) Provides integrated cancer-care systems. The Company's products include Clinac medical linear accelerators and brachytherapy systems for treatment, as well as Ximatron simulators for therapy planning and verification. It also supplies ancillary equipment, software, and networking systems.

5. PUBLIC SERVICE CO. OF NEW MEXICO (2.0%) Generates, transmits, distributes and sells electricity. The Company provides retail electric service to customers in New Mexico. It also transmits, distributes and sells natural gas within New Mexico. The Company's activities also include energy management services and management services for water and wastewater systems.

6. COMMERCE BANCORP, INC. (2.0%) A multi-bank holding company with banking subsidiaries in New Jersey. The company providess retail and commercial banking services and products, including various checking and savings accounts, safe deposit facilities, a variety of loans, and insurance services.

7. PERKINELMER, INC. (1.9%) Provides products and systems to the medical, pharmaceutical, telecommunications, semiconductor and photographic markets located worldwide. Its products include seals and bellows, hardware and software, opto-electronics and bioanalytic and diagnostic instrument systems

8. PERFORMANCE FOOD GROUP CO. (1.9%) Markets and distributes food and food-related products to foodservice customers. The Company's customers include restaurants, hotels, cafeterias, schools, healthcare facilities, and other institutions.

9. AMERISOURCE HEALTH CORP., CLASS A (1.8%) Distributes wholesale pharmaceutical and related heath care products and services. The company's cutomers include hospitals, and managed care facilities, independent community pharmacies, and chain drug stores.

10. ADVANCEPCS, INC. (1.8%) Provides health improvement services. The Company provides integrated mail service and retail pharmacy networks, clinical services, customized disease management programs, clinical trials and outcomes research, information management, and prescription drug service for the uninsured. AdvancePCS provides several online health care solutions, including an Internet pharmacy.

Top 10 equity holdings comprised 20.1% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

JPMORGAN SMALL CAP EQUITY FUND

AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS
                                                           SINCE INCEPTION
                                    1 YEAR       5 YEARS     (12/20/94)
 CLASS A SHARES
   WITHOUT SALES CHARGE               -5.42%        9.87%        18.89%
   WITH SALES CHARGE                 -10.87%        8.57%        17.79%
--------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                       -6.21%        9.08%        18.05%
   WITH CDSC                         -10.14%        8.79%        18.05%
--------------------------------------------------------------------------
 CLASS I SHARES                       -4.85%       10.38%        19.32%

LIFE OF FUND PERFORMANCE (12/20/94 TO 04/30/01)

               JPMorgan Small Cap    S&P SmallCap    Lipper Small-Cap
               Equity Fund (Class A) 600 Index       Growth Funds Index
     11/30/1994                $9,425         $10,000             $10,000
     12/31/1994                $9,791         $10,243             $10,200
      1/31/1995                $9,489         $10,098             $10,091
      2/28/1995               $10,045         $10,515             $10,515
      3/31/1995               $10,838         $10,727             $10,809
      4/30/1995               $11,225         $10,967             $10,945
      5/31/1995               $11,583         $11,138             $11,080
      6/30/1995               $12,449         $11,749             $11,899
      7/31/1995               $13,424         $12,648             $12,861
      8/31/1995               $13,906         $12,922             $13,094
      9/30/1995               $14,322         $13,252             $13,577
     10/31/1995               $14,256         $12,597             $13,105
     11/30/1995               $14,653         $13,096             $13,586
     12/31/1995               $15,081         $13,312             $13,924
      1/31/1996               $15,149         $13,341             $13,864
      2/29/1996               $15,714         $13,778             $14,538
      3/31/1996               $16,165         $14,073             $15,009
      4/30/1996               $17,699         $14,881             $16,534
      5/31/1996               $18,466         $15,410             $17,285
      6/30/1996               $18,283         $14,806             $16,318
      7/31/1996               $16,692         $13,787             $14,525
      8/31/1996               $17,909         $14,639             $15,553
      9/30/1996               $18,733         $15,281             $16,546
     10/31/1996               $18,398         $15,175             $15,842
     11/30/1996               $18,867         $15,963             $16,093
     12/31/1996               $19,423         $16,150             $16,297
      1/31/1997               $20,035         $16,419             $16,675
      2/28/1997               $19,228         $16,079             $15,471
      3/31/1997               $18,061         $15,254             $14,356
      4/30/1997               $17,526         $15,440             $14,142
      5/31/1997               $19,647         $17,254             $16,103
      6/30/1997               $20,873         $18,017             $16,965
      7/31/1997               $22,088         $19,149             $17,986
      8/31/1997               $22,456         $19,631             $18,272
      9/30/1997               $23,887         $20,930             $19,811
     10/31/1997               $22,924         $20,026             $18,798
     11/30/1997               $22,729         $19,880             $18,373
     12/31/1997               $22,870         $20,282             $18,129
      1/31/1998               $22,690         $19,886             $17,861
      2/28/1998               $24,691         $21,697             $19,304
      3/31/1998               $26,352         $22,526             $20,177
      4/30/1998               $26,052         $22,659             $20,324
      5/31/1998               $24,580         $21,459             $18,885
      6/30/1998               $25,101         $21,522             $19,438
      7/31/1998               $23,540         $19,875             $17,976
      8/31/1998               $18,396         $16,039             $14,050
      9/30/1998               $19,798         $17,021             $14,802
     10/31/1998               $20,418         $17,812             $15,385
     11/30/1998               $21,708         $18,814             $16,636
     12/31/1998               $23,634         $20,017             $18,303
      1/31/1999               $22,979         $19,766             $18,746
      2/28/1999               $20,831         $17,984             $16,943
      3/31/1999               $21,143         $18,216             $17,708
      4/30/1999               $22,232         $19,420             $18,399
      5/31/1999               $22,132         $19,893             $18,500
      6/30/1999               $23,717         $21,025             $20,232
      7/31/1999               $23,747         $20,839             $20,161
      8/31/1999               $23,232         $19,922             $19,879
      9/30/1999               $23,232         $20,006             $20,600
     10/31/1999               $22,973         $19,956             $21,801
     11/30/1999               $24,214         $20,796             $24,553
     12/31/1999               $26,889         $22,499             $29,503
      1/31/2000               $26,166         $21,802             $29,196
      2/29/2000               $29,677         $24,721             $37,750
      3/31/2000               $29,665         $23,806             $34,787
      4/30/2000               $29,960         $23,399             $30,487
      5/31/2000               $28,187         $22,707             $27,993
      6/30/2000               $30,433         $24,058             $32,923
      7/31/2000               $29,450         $23,466             $30,780
      8/31/2000               $32,442         $25,545             $34,088
      9/30/2000               $31,628         $24,850             $32,401
     10/31/2000               $31,496         $25,007             $29,971
     11/30/2000               $28,107         $22,404             $24,867
     12/31/2000               $30,702         $25,166             $27,065
      1/31/2001               $29,578         $26,245             $27,891
      2/28/2001               $27,478         $24,644             $24,321
      3/31/2001               $26,222         $23,513             $21,959
      4/30/2001               $28,335         $25,305             $24,331

Source: Lipper Analytical Services.
Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%. Class B Shares CDSC: 5% for the one-year period, 2% for the five-year period and 1% for the period since inception.

The Fund commenced operations on 12/20/94. Class B and I Shares were introduced on 3/28/95 and 5/7/96, respectively. Performance is based on historical expenses of the predecessor Class A Shares, which are lower than the expenses for Class B and higher than Class I Shares.

The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

Chart illustrates comparative performance of $10,000 (Class A), assumes reinvestment of all distributions and includes a 5.75% sales charge. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The performance of the indices reflect an initial investment at the end of the month preceding the Fund's commencement of operations. The S&P SmallCap 600 Index includes 600 stocks of small U.S. companies chosen for market size, liquidity and industry group representation. The Lipper Small Cap Growth Funds Index represents the performance of the 30 largest funds that invest in small capitalization stocks.

Small company stocks involve more price volatility, which can lead to a higher degree of risk. Investors cannot invest directly in an index.

JPMORGAN H&Q TECHNOLOGY FUND

         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan H&Q Technology Fund fell 59.85% (Class A Shares, without sales charges) in the six months to end April 30, 2001. This compares with a loss of 40.54% for its benchmark, the Hambrecht & Quist Technology Index.

HOW THE FUND WAS MANAGED

Over the course of the reporting period, the Fund was extremely volatile, primarily due to its exposure to software and data communications relative to the benchmark. The Fund's holdings in these areas are at least indirectly related to the Internet and, therefore, sold off sharply as investors wrote off infrastructure companies related the Internet.

In response to the difficult environment, the management team undertook the huge job of revisiting its investment thesis on each holding. As a result of this review, the Fund liquidated its positions in what the management team believed were "at risk" holdings, including Broadvision, InfoSpace, Foundry and Yahoo. Moreover, the entire team met with CEOs and CFOs of companies the Fund owned and attempted to quantify risk in terms of forward guidance.

After hitting their low point of the reporting period on April 4, 2001, technology stocks began a strong rally that continued well into May. In the management team's view, the rally resulted from the Fed's aggressive rate cutting and investors' willingness to begin to look past weakness in the economy and IT spending with the expectation that corporate IT spending in particular will recover along with the economy. Additionally, bellwethers such as Cisco and Dell began aggressively cutting costs, proactively adjusting their cost structures to the current environment.

LOOKING AHEAD

Our focus as of this writing is to invest in companies that are demonstrating resilience in a difficult environment, whether they're simply stabilizing or actually strengthening their competitive positions. We continue to believe that the Internet is a tool that will revolutionize communications, and we are confident that we understand the core fundamental drivers that will allow certain companies to remain standing when this very difficult downturn is over. Among these are I2, Sun Microsystems, Oracle, Veritas, Cisco and Exodus. Key to our approach has been an analysis of each company's cash position, and we are confident that the portfolio represents a group of high-growth, sub-sector leading names that may come out of the current market and ultimately reach new heights.

On a sub-sector level, the management team believes that software could surprise on the speed of a turnaround; semiconductors will probably take until the fourth quarter to see renewed sequential growth, and; hardware and data communications will probably need at least another quarter to quantify the extent of inventory over-supply and see a return of demand from telecom service providers.

JPMORGAN H&Q TECHNOLOGY FUND

AS OF APRIL 30, 2001 (UNAUDITED)

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS
Computer Software                          40.3%
Internet Services/Software                 22.4%
Telecommunications Equipment               21.4%
Computer Networks                           6.6%
Semi-Conductors                             4.5%
Computers/Computer Hardware                 4.1%
Telecommunications                          0.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. EBAY, INC. (5.8%) Provides a person-to-person trading community on the Internet. Its services are used by buyers and sellers for exchange of personal items such as coins, collectibles, computers, memorabilia, stamps, and toys. Sellers can list their items for sale and buyers can bid on the prices.

2. VERITAS SOFTWARE CORP. (4.8%) Designs, develops and markets enterprise storage management and high availability products that manage both on-line and off-line data for business-critical computing systems. The Company's products are marketed to original equipment manufacturers and end-user customers through resellers, value-added resellers, hardware distributors and systems integrators.

3. ORACLE CORP. (4.6%) Supplies software for enterprise information management. It offers databases and relational servers, application development and decision support tools, and enterprise business applications.

4. PORTAL SOFTWARE, INC. (4.2%) Develops, markets and supports real-time, scalable customer management and billing software for providers of Internet-based services. The Company's software offers account creation, user authentication and authorization, activity tracking, pricing and rating and billing and customer service functions.

5. ONI SYSTEMS CORP. (4.1%) Develops, markets, and sells communications networking equipment based on optical technology. The Company equipment uses pulses of light rather than electric current in the transmission and routing of telephone, Internet, and other data communications in these networks.

6. SUN MICROSYSTEMS, INC. (4.1%) Provides products, services and support solutions for building and maintaining network-computing environments. The Company sells scalable computer systems, high-speed microprocessors and a complete line of high-performance software for operating network computing equipment and storage products. It also provides support, education and professional services.

7. CISCO SYSTEMS, INC. (4.1%) Supplies data networking products to the corporate enterprise and public wide area service provider markets. Products include routers, LAN switches, frame relay/ATM and remote access concentrators.

8. VERISIGN, INC. (3.9%) Provides Internet trust services needed by websites, enterprises, electronic commerce providers, and individuals to conduct electronic commerce and communications over Internet protocol networks. The Company also provides Internet domain registration services for Web addresses ending in .com, .net, .org, and .edu. In addition, it provides Internet technology services.

9. BEA SYSTEMS, INC. (3.9%) Provides e-commerce infrastructure software. The company along with its e-commerce transaction platform, provides consulting, education, and support services that help companies launch e-commerce initiatives. Its systems are used in airlines, retail, banking and manufacturing industries.

10. INKTOMI CORP. (3.9%) Develops and markets scalable software applications designed to enhance the performance and intelligence of large-scale networks. The Company's systems use parallel-processing technology across clusters of workstations to deliver the speed and performance while utilizing smaller workstations.

Top 10 equity holdings comprised 43.4% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

                                                    JPMORGAN H&Q TECHNOLOGY FUND

                                                AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS
                                                                SINCE
                                                              INCEPTION
                                                             (9/20/2000)
 CLASS A SHARES
   WITHOUT SALES CHARGE                                         -67.20%
   WITH SALES CHARGE                                            -69.09%
------------------------------------------------------------------------
 CLASS B SHARES
   WITHOUT CDSC                                                 -67.30%
   WITH CDSC                                                    -68.94%
------------------------------------------------------------------------
 CLASS C SHARES
   WITHOUT CDSC                                                 -67.30%
   WITH CDSC                                                    -67.63%

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

Sales charge for Class A Shares: 5.75%. Class B Shares CDSC: 5% for the period since inception. Class C Shares CDSC: 1% for the period since inception.

The Fund commenced operations on 9/20/00. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

JPMORGAN LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- 92.0%
--------------------------------------------------------------------------------
                Common Stock  92.0%
                -------------------
                Automotive-- 3.4%
       119      Ford Motor Co.                                        $    3,512
        32      General Motors Corp.                                       1,765
                                                                      ----------
                                                                           5,277

                Banking-- 5.3%
        61      Bank of New York Co., Inc.                                 3,054
        70      Synovus Financial Corp.                                    2,015
        69      Wells Fargo & Co.                                          3,217
                                                                      ----------
                                                                           8,286

                Broadcasting/Cable-- 1.0%
        35      Comcast Corp., Class A *                                   1,537

                Business Services-- 1.0%
        28      SunGard Data Systems, Inc. *                               1,548

                Chemicals-- 2.3%
        33      Dow Chemical Co.                                           1,114
        53      E.I. DuPont de Nemours Co.                                 2,390
                                                                      ----------
                                                                           3,504

                Computer Networks-- 1.6%
        37      Cisco Systems, Inc. *                                        628
        28      Electronic Data Systems Corp.                              1,806
                                                                      ----------
                                                                           2,434

                Computer Software-- 4.0%
        47      Computer Associates International, Inc.                    1,513
        23      First Data Corp.                                           1,551
        37      Microsoft Corp. *                                          2,507
        37      Oracle Corp. *                                               598
                                                                      ----------
                                                                           6,169

                Computers/Computer Hardware-- 5.7%
        77      Compaq Computer Corp.                                      1,348
        56      Hewlett-Packard Co.                                        1,592
        44      International Business Machines Corp.                      5,101
        45      Sun Microsystems, Inc. *                                     770
                                                                      ----------
                                                                           8,811

                Consumer Products-- 2.5%
        76      Philip Morris Companies, Inc.                              3,813

                Diversified-- 3.7%
       119      General Electric Co.                                       5,771

                Electronics/Electrical Equipment-- 0.6%
        13      Emerson                                                      866

                Financial Services-- 6.2%
        18      American Express Co.                                         760
        64      Citigroup, Inc.                                            3,145
        21      Fannie Mae                                                 1,661
        31      Household International, Inc.                              1,984
        18      Merrill Lynch & Co., Inc.                                  1,111
         9      State Street Corp.                                           976
                                                                      ----------
                                                                           9,637



                       See notes to financial statements.

                                                  JPMORGAN LARGE CAP EQUITY FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
 (Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Food/Beverage Products-- 4.7%
        47      Anheuser-Busch Companies, Inc.                        $    1,880
        16      Coca-Cola Co.                                                753
        40      PepsiCo, Inc.                                              1,752
        66      Sysco Corp.                                                1,856
        19      Unilever NV, New York Shares                               1,044
                                                                      ----------
                                                                           7,285

                Health Care/Health Care Services-- 0.5%
        16      Tenet Healthcare Corp. *                                     714

                Insurance-- 5.0%
        32      AMBAC Financial Group, Inc.                                1,722
        56      American International Group, Inc.                         4,548
        30      MBIA, Inc.                                                 1,436
                                                                      ----------
                                                                           7,706

                Machinery & Engineering Equipment-- 2.9%
        60      Caterpillar, Inc.                                          3,012
        36      Dover Corp.                                                1,407
                                                                      ----------
                                                                           4,419

                Manufacturing-- 1.5%
        48      Honeywell International, Inc.                              2,346

                Metals/Mining-- 1.1%
        40      Alcoa, Inc.                                                1,673

                Oil & Gas-- 10.3%
        42      Chevron Corp.                                              4,065
        67      Exxon Mobil Corp.                                          5,971
        17      Noble Drilling Corp. *                                       805
        62      Royal Dutch Petroleum Co., N.Y. Registered Shares
                 (Netherlands)                                             3,709
        21      Santa Fe International Corp.                                 798
        12      Schlumberger LTD                                             796
                                                                      ----------
                                                                          16,144

                Paper/Forest Products-- 2.2%
        35      International Paper Co.                                    1,375
        37      Weyerhaeuser Co.                                           2,092
                                                                      ----------
                                                                           3,467

                Pharmaceuticals-- 6.2%
        51      Abbott Laboratories                                        2,365
        43      American Home Products Corp.                               2,483
        62      Pfizer, Inc.                                               2,685
        40      Pharmacia Corp.                                            2,102
                                                                      ----------
                                                                           9,635

                Retailing-- 5.6%
        33      MAY Department Stores Co.                                  1,229
       100      Target Corp.                                               3,845
        71      Wal-Mart Stores, Inc.                                      3,674
                                                                      ----------
                                                                           8,748

                       See notes to financial statements.

JPMORGAN LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Semi-Conductors-- 3.4%
        35      Applied Materials, Inc. *                                  1,910
        50      Intel Corp.                                                1,546
        45      Texas Instruments, Inc.                                    1,742
                                                                      ----------
                                                                           5,198

                Telecommunications-- 6.6%
        70      AT&T Corp.                                            $    1,558
        55      BellSouth Corp.                                            2,308
        61      SBC Communications, Inc.                                   2,516
        71      Verizon Communications                                     3,899
                                                                      ----------
                                                                          10,281

                Telecommunications Equipment-- 0.6%
        62      Motorola, Inc.                                               957

                Utilities-- 4.1%
        20      Dominion Resources, Inc.                                   1,390
        82      Duke Energy Corp.                                          3,853
        24      TXU Corp.                                                  1,055
                                                                      ----------
                                                                           6,298
--------------------------------------------------------------------------------
                Total Long-Term Investments                              142,524
                (Cost $131,901)
--------------------------------------------------------------------------------
      Short-Term Investment-- 8.0%
--------------------------------------------------------------------------------
   Principal
    Amount
                Repurchase Agreement-- 8.0%
                ---------------------------
  $12,414       Greenwich Capital Markets, Inc., 4.52%,                   12,414
                 due 05/01/01, dated 04/30/01, proceeds $12,416,
                 secured by U.S. Government Agency Obligations
                (Cost $12,414)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $154,938
                (Cost $144,315)
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FOCUS FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- 100.2%
--------------------------------------------------------------------------------
                Common Stock-- 100.2%
                ---------------------
                Aerospace-- 4.3%
        22      Boeing Co.                                            $    1,342

                Biotechnology-- 6.3%
        18      Genzyme Corp. - General Division *                         1,986

                Broadcasting/Cable-- 4.4%
        31      Comcast Corp., Class A *                                   1,372

                Business Services-- 4.3%
        24      Sungard Data Systems, Inc. *                               1,353

                Computer Software-- 9.6%
        22      First Data Corp.                                           1,499
        27      National Instruments Corp. *                                 945
        10      Veritas Software Corp. *                                     587
                                                                      ----------
                                                                           3,031

                Computers/Computer Hardware-- 3.8%
        30      EMC Corp. *                                                1,188

                Diversified-- 4.5%
        29      General Electric Co.                                       1,412

                Entertainment/Leisure-- 2.0%
        18      Harrah's Entertainment, Inc. *                               622

                Financial Services-- 4.3%
        22      Merrill Lynch & Co., Inc.                                  1,360

                Food/Beverage Products-- 4.1%
        32      Pepsi Bottling Group, Inc.                                 1,279

                Health Care/Health Care Services-- 8.7%
        25      Tenet Healthcare Corp. *                                   1,125
        25      UnitedHealth Group, Inc.                                   1,622
                                                                      ----------
                                                                           2,747

                Hotels/Other Lodging-- 5.2%
        36      Marriott International, Inc.                               1,638

                Oil & Gas-- 1.9%
        13      Noble Drilling Corp. *                                       612

                Pharmaceuticals-- 7.8%
        14      Cardinal Health, Inc.                                        917
        31      IDEC Pharmaceuticals Corp. *                               1,536
                                                                      ----------
                                                                           2,453

                Pipelines-- 2.9%
        13      El Paso Corp.                                                920
                Restaurants/Food Services-- 5.2%
        36      Tricon Global Restaurants, Inc. *                          1,630


                       See notes to financial statements.

JPMORGAN FOCUS FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- Continued
--------------------------------------------------------------------------------
                Retailing-- 14.2%
        51      Bed Bath & Beyond, Inc. *                              $   1,457
        22      Kohl's Corp. *                                             1,372
        42      Target Corp.                                               1,614
                                                                      ----------
                                                                           4,443

                Semi-Conductors-- 6.7%
        13      Applied Materials, Inc. *                                    688
        12      KLA-Tencor Corp. *                                           676
        13      Novellus Systems, Inc. *                                     739
                                                                      ----------
                                                                           2,103
--------------------------------------------------------------------------------
                Total Long-Term Investments                               31,491
                (Cost $30,274)
--------------------------------------------------------------------------------
      Short-Term Investment-- 0.3%
--------------------------------------------------------------------------------
   Principal
    Amount

                Repurchase Agreement-- 0.3%
                ---------------------------
      $86       Greenwich Capital Markets, Inc., 4.52%,                       86
                 due 05/01/01, dated 04/30/01, proceeds $86,
                 secured by U.S. Government Agency Obligations
                (Cost $86)
--------------------------------------------------------------------------------
                Total Investments-- 100.5%                               $31,577
                (Cost $30,360)
--------------------------------------------------------------------------------


                       See notes to financial statements.

JPMORGAN DYNAMIC SMALL CAP FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- 94.6%
--------------------------------------------------------------------------------
                Common Stock-- 94.6%
                --------------------
                Advertising-- 2.1%
        80      Catalina Marketing Corp. *                             $   2,797
        58      True North Communications, Inc.                            2,219
                                                                      ----------
                                                                           5,016

                Aerospace-- 0.5%
        47      Engineered Support Systems, Inc.                           1,246

                Airlines-- 1.0%
        94      Atlantic Coast Airlines Holdings, Inc. *                   2,265

                Apparel-- 2.5%
        93      Christopher & Banks Corp. *                                3,682
        45      Timberland Co., Class A *                                  2,219
                                                                      ----------
                                                                           5,901

                Automotive-- 0.8%
        56      Copart, Inc. *                                             1,280
        40      Lithia Motors, Inc., Class A *                               707
                                                                      ----------
                                                                           1,987

                Banking-- 2.9%
        51      Commerce Bancorp, Inc.                                     3,513
        29      Investors Financial Services Corp.                         2,103
        43      UCBH Holdings, Inc.                                        1,182
                                                                      ----------
                                                                           6,798

                Biotechnology-- 1.4%
        44      Eden Bioscience Corp. *                                      605
        81      Inhale Therapeutic Systems, Inc. *                         2,691
                                                                      ----------
                                                                           3,296

                Broadcasting/Cable-- 1.8%
       149      Entravision Communications Corp., Class A *                1,502
       107      Westwood One, Inc. *                                       2,816
                                                                      ----------
                                                                           4,318

                Business Services-- 7.6%
        72      Administaff, Inc. *                                        1,724
        89      ChoicePoint, Inc. *                                        3,311
        53      CSG Systems International, Inc. *                          3,056
        72      F.Y.I., Inc. *                                             2,507
       123      Iron Mountain, Inc. *                                      4,457
        62      On Assignment, Inc. *                                      1,061
        26      Professional Detailing, Inc. *                             1,900
                                                                      ----------
                                                                          18,016

                Chemicals-- 2.7%
       100      Cabot Microelectronics Corp. *                             6,380

                Computer Networks-- 1.0%
        91      Avocent Corp. *                                            2,276

                Computer Software-- 5.6%
        46      Advent Software, Inc. *                                    2,575
       147      AremisSoft Corp. *                                         2,612
        48      Embarcadero Technologies, Inc. *                           1,639
                                                                      ----------
       156      IKOS Systems, Inc. *                                       1,397


                       See notes to financial statements.

JPMORGAN DYNAMIC SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- Continued
--------------------------------------------------------------------------------
                Computer Software-- Continued
        64      Moldflow Corp. *                                   $         793
        30      National Instruments Corp. *                               1,047
       165      NetScout Systems, Inc. *                                   1,364
        58      RSA Security, Inc. *                                       1,858
                                                                      ----------
                                                                          13,285

                Construction-- 1.7%
        90      Dycom Industries, Inc. *                                   1,475
        72      Insituform Technologies, Inc., Class A *                   2,473
                                                                      ----------
                                                                           3,948

                Consumer Products-- 1.0%
       124      Elizabeth Arden, Inc. *                                    2,262

                Consumer Services-- 4.1%
       115      Career Education Corp. *                                   5,765
        71      Edison Schools, Inc. *                                     1,367
        85      Education Management Corp. *                               2,656
                                                                      ----------
                                                                           9,788

                Electronics/Electrical Equipment-- 6.4%
        40      Amphenol Corp., Class A *                                  1,692
        39      Coherent, Inc. *                                           1,554
       111      Gentex Corp. *                                             2,998
       108      Kent Electronics Corp. *                                   2,334
        58      PerkinElmer, Inc.                                          3,909
       109      Vishay Intertechnology, Inc. *                             2,708
                                                                      ----------
                                                                          15,195

                Entertainment/Leisure-- 1.0%
        40      Macrovision Corp. *                                        2,287

                Environmental Services-- 1.0%
       100      Tetra Tech, Inc. *                                         2,440

                Financial Services-- 1.6%
        56      Federated Investors, Inc., Class B                         1,621
        71      Raymond James Financial Corp.                              2,153
                                                                      ----------
                                                                           3,774

                Food/Beverage Products-- 1.3%
        56      Performance Food Group Co. *                               3,017

                Health Care/Health Care Services-- 14.3%
        33      AdvancePCS, Inc. *                                         1,912
        61      AmSurg Corp. *                                             1,141
       187      ATS Medical, Inc. *                                        1,510
       118      Bruker Daltonics, Inc. *                                   1,841
        96      Community Health Systems, Inc. *                           2,737
        76      Cooper Companies, Inc.                                     3,352
        78      Endocare, Inc. *                                             553
        30      Molecular Devices Corp. *                                    585
        63      Novoste Corp. *                                            1,273
        67      Patterson Dental Co. *                                     2,051
       164      Province Healthcare Co. *                                  4,189
        60      RehabCare Group, Inc. *                                    2,268
        45      Specialty Laboratories, Inc. *                             1,510


                       See notes to financial statements.

                                                 JPMORGAN DYNAMIC SMALL CAP FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- Continued
--------------------------------------------------------------------------------
                Health Care/Health Care Services-- Continued
        77      Syncor International Corp. *                               2,722
        69      Varian Medical Systems, Inc. *                       $     4,740
       192      Vascular Solutions, Inc. *                                 1,327
                                                                      ----------
                                                                          33,711

                Insurance-- 1.7%
        48      Arthur J. Gallagher & Co.                                  1,211
        39      Brown & Brown, Inc.                                        1,653
        14      Radian Group, Inc.                                         1,054
                                                                      ----------
                                                                           3,918

                Machinery & Engineering Equipment-- 0.8%
        61      Cognex Corp. *                                             1,787

                Oil & Gas-- 9.6%
        85      Cross Timbers Oil Co.                                      2,304
       193      Key Energy Services, Inc. *                                2,543
        65      Louis Dreyfus Natural Gas *                                2,463
        50      Newfield Exploration Co. *                                 1,800
       167      Pride International, Inc. *                                4,452
        48      Stone Energy Corp. *                                       2,405
       128      Varco International, Inc. *                                2,995
        82      Veritas DGC, Inc. *                                        2,652
        55      Vintage Petroleum, Inc.                                    1,133
                                                                      ----------
                                                                          22,747

                Pharmaceuticals-- 5.7%
        31      Amerisource Health Corp., Class A *                        1,652
        96      Celgene Corp. *                                            1,692
        79      COR Therapeutics, Inc. *                                   2,434
        88      ImmunoGen, Inc. *                                          1,759
       111      K-V Pharmaceutical Co., Class A *                          2,419
        56      Noven Pharmaceuticals, Inc. *                              1,200
       128      Rigel Pharmaceuticals, Inc. *                                545
        63      Scios, Inc. *                                              1,706
                                                                      ----------
                                                                          13,407

                Restaurants/Food Services-- 3.7%
       161      Jack in the Box, Inc. *                                    4,258
       114      RARE Hospitality International, Inc. *                     3,196
        47      Sonic Corp. *                                              1,322
                                                                      ----------
                                                                           8,776

                Retailing-- 2.3%
       118      BJ's Wholesale Club, Inc. *                                5,359

                Semi-Conductors-- 5.3%
       101      Alpha Industries, Inc. *                                   2,483
        59      Computer Access Technology Corp. *                           209
        35      Maxim Integrated Products, Inc. *                          1,764
        29      Rudolph Technologies, Inc. *                               1,411
        55      Semtech Corp. *                                            1,579
       167      Silicon Storage Technology, Inc. *                         1,657
       106      Varian, Inc. *                                             3,417
                                                                      ----------
                                                                          12,520


                       See notes to financial statements.

JPMORGAN DYNAMIC SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- Continued
--------------------------------------------------------------------------------
                Shipping/Transportation-- 1.4%
       123      C.H. Robinson Worldwide, Inc.                              3,334

                Telecommunications-- 1.1%
       138      Price Communications Corp. *                          $    2,491

                Utilities-- 0.7%
        52      American States Water Co.                                  1,714
--------------------------------------------------------------------------------
                Total Long-Term Investments                              223,259
                (Cost $208,814)
--------------------------------------------------------------------------------
      Short-Term Investment-- 4.2%
--------------------------------------------------------------------------------
   Principal
    Amount

                Repurchase Agreement-- 4.2%
                ---------------------------
    $9,905      Greenwich Capital Markets, Inc., 4.52%,                    9,905
                due 05/01/01, dated 04/30/01, proceeds $9,906,
                secured by U.S. Government Agency Obligations
                (Cost $9,905)
--------------------------------------------------------------------------------
                Total Investments-- 98.8%                               $233,164
                (Cost $218,719)
--------------------------------------------------------------------------------


                       See notes to financial statements.

JPMORGAN SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- 98.9%
--------------------------------------------------------------------------------
                Common Stock-- 98.9%
                --------------------
                Advertising-- 2.8%
       128      ADVO, Inc. *                                          $    4,157
       149      Catalina Marketing Corp. *                                 5,193
       154      True North Communications, Inc.                            5,864
                                                                      ----------
                                                                          15,214

                Aerospace--- 0.7%
       206      Esterline Technologies Corp. *                             4,011

                Apparel-- 0.7%
        81      Timberland Co., Class A *                                  4,015

                Automotive-- 1.9%
       342      Copart, Inc. *                                             7,846
       146      Lithia Motors, Inc., Class A *                             2,617
                                                                      ----------
                                                                          10,463

                Banking-- 6.1%
       464      Colonial BancGroup, Inc.                                   5,777
       162      Commerce Bancorp, Inc.                                    11,147
       255      Cullen/Frost Bankers, Inc.                                 8,147
        70      Investors Financial Services Corp.                         5,011
       120      UCBH Holdings, Inc.                                        3,314
                                                                      ----------
                                                                          33,396

                Broadcasting/Cable-- 1.4%
       333      Entravision Communications Corp., Class A *                3,366
       157      Westwood One, Inc. *                                       4,125
                                                                      ----------
                                                                           7,491

                Business Services-- 6.4%
       220      ChoicePoint, Inc. *                                        8,153
       142      CSG Systems International, Inc. *                          8,247
        99      F.Y.I., Inc. *                                             3,452
        45      Fair, Isaac & Co., Inc.                                    3,107
       210      Iron Mountain, Inc. *                                      7,581
       276      On Assignment, Inc. *                                      4,714
                                                                      ----------
                                                                          35,254

                Chemicals-- 3.8%
        78      Cabot Microelectronics Corp. *                             5,006
       147      Cytec Industries, Inc. *                                   4,799
       112      OM Group, Inc.                                             6,124
       271      Spartech Corp.                                             4,867
                                                                      ----------
                                                                          20,796

                Computer Networks-- 2.3%
       236      Avocent Corp. *                                            5,885
       111      Black Box Corp. *                                          6,444
                                                                      ----------
                                                                          12,329

                Computer Software-- 3.7%
       151      Advent Software, Inc. *                                    8,426
       105      AremisSoft Corp. *                                         1,865
       205      Mentor Graphics Corp. *                                    5,405
       147      RSA Security, Inc. *                                       4,694
                                                                      ----------
                                                                          20,390


                       See notes to financial statements.

                                                  JPMORGAN SMALL CAP EQUITY FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- Continued
--------------------------------------------------------------------------------
                Construction-- 2.6%
       215      D.R. Horton, Inc.                                     $    5,210
       111      Dycom Industries, Inc. *                                   1,823
        88      Insituform Technologies, Inc., Class A *                   3,044
       111      Toll Brothers, Inc. *                                      3,933
                                                                      ----------
                                                                          14,010

                Consumer Services-- 1.0%
       168      Education Management Corp. *                               5,234

                Electronics/Electrical Equipment-- 5.7%
       117      Amphenol Corp., Class A *                                  4,917
       234      Gentex Corp. *                                             6,311
       234      Kent Electronics Corp. *                                   5,046
       155      PerkinElmer, Inc.                                         10,345
       153      Technitrol, Inc.                                           4,602
                                                                      ----------
                                                                          31,221

                Engineering Services-- 1.0%
        87      Jacobs Engineering Group, Inc. *                           5,738

                Environmental Services-- 0.4%
        96      Tetra Tech, Inc. *                                         2,347

                Financial Services-- 2.6%
       221      Federated Investors, Inc., Class B                         6,436
       254      Raymond James Financial Corp.                              7,706
                                                                      ----------
                                                                          14,142

                Food/Beverage Products-- 2.8%
        75      Constellation Brands, Inc. *                               4,897
       189      Performance Food Group Co. *                              10,190
                                                                      ----------
                                                                          15,087

                Health Care/Health Care Services-- 13.9%
       168      AdvancePCS, Inc. *                                         9,697
       332      Community Health Systems, Inc. *                           9,484
       202      Cooper Companies, Inc.                                     8,969
        87      Molecular Devices Corp. *                                  1,676
       210      Oxford Health Plans, Inc. *                                6,536
       315      Patterson Dental Co. *                                     9,623
       462      Province Healthcare Co. *                                 11,839
        68      RehabCare Group, Inc. *                                    2,538
       128      Syncor International Corp. *                               4,513
       165      Varian Medical Systems, Inc. *                            11,348
                                                                      ----------
                                                                          76,223

                Hotels/Other Lodging-- 1.0%
       343      Extended Stay America, Inc. *                              5,436

                Insurance-- 4.0%
       205      Arthur J. Gallagher & Co.                                  5,170
       222      Brown & Brown, Inc.                                        9,417
       254      HCC Insurance Holdings, Inc.                               7,163
                                                                      ----------
                                                                          21,750

                       See notes to financial statements.

JPMORGAN SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments-- Continued
--------------------------------------------------------------------------------
                Machinery & Engineering Equipment-- 2.7%
       182      Brooks Automation, Inc. *                                 11,395
       118      Cognex Corp. *                                             3,491
                                                                      ----------
                                                                          14,886

                Oil & Gas-- 7.3%
       152      Cross Timbers Oil Co.                                $     4,121
       161      Louis Dreyfus Natural Gas *                                6,122
       185      Newfield Exploration Co. *                                 6,674
       350      Pride International, Inc. *                                9,324
       146      Varco International, Inc. *                                3,404
       262      Veritas DGC, Inc. *                                        8,507
        78      Vintage Petroleum, Inc.                                    1,609
                                                                      ----------
                                                                          39,761

                Pharmaceuticals-- 3.7%
       183      Amerisource Health Corp., Class A *                        9,863
        92      COR Therapeutics, Inc. *                                   2,854
       131      K-V Pharmaceutical Co., Class A *                          2,840
       178      Scios, Inc. *                                              4,834
                                                                      ----------
                                                                          20,391

                Real Estate Investment Trust-- 1.8%
        71      Alexandria Real Estate Equities                            2,624
        57      Chelsea Property Group, Inc.                               2,509
        97      Essex Property Trust, Inc.                                 4,564
                                                                      ----------
                                                                           9,697

                Restaurants/Food Services-- 2.0%
       293      Jack in the Box, Inc. *                                    7,760
       106      Sonic Corp. *                                              2,950
                                                                      ----------
                                                                          10,710

                Retailing-- 4.5%
       274      BJ's Wholesale Club, Inc. *                               12,423
       152      Chico's FAS, Inc. *                                        6,775
        58      Linens `n Things, Inc. *                                   1,556
       354      Stein Mart, Inc. *                                         3,807
                                                                      ----------
                                                                          24,561

                Semi-Conductors-- 5.6%
       160      Actel Corp. *                                              3,687
        86      Alpha Industries, Inc. *                                   2,107
        57      Maxim Integrated Products, Inc. *                          2,923
       298      Semtech Corp. *                                            8,581
       214      Ultratech Stepper, Inc. *                                  6,140
       227      Varian, Inc. *                                             7,322
                                                                      ----------
                                                                          30,760

                Shipping/Transportation-- 1.6%
       321      C.H. Robinson Worldwide, Inc.                              8,678

                Telecommunications-- 1.1%
       328      Price Communications Corp. *                               5,913


                       See notes to financial statements.

JPMORGAN SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

  Principal
    Amount      Issuer                                                     Value
--------------------------------------------------------------------------------
           Short-Term Investment-- 1.2%
--------------------------------------------------------------------------------
                Utilities-- 3.8%
       111      American States Water Co.                                  3,657
       137      Laclede Gas Co.                                            3,289
       125      Northwest Natural Gas Co.                                  2,776
       309      Public Service Co. of New Mexico                          11,179
                                                                      ----------
                                                                          20,901
--------------------------------------------------------------------------------
                Total Long-Term Investments                             $540,805
                (Cost $438,685)
--------------------------------------------------------------------------------
                Repurchase Agreement-- 1.2%
                ---------------------------
    $6,740      Greenwich Capital Markets, Inc., 4.52%,               $    6,740
                 due 05/01/01, dated 04/30/01, proceeds $6,741,
                 secured by U.S. Government Agency Obligations
                (Cost $6,740)
--------------------------------------------------------------------------------
                Total Investments-- 100.1%                              $547,545
                (Cost $445,425)
--------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN H&Q TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
       Long-Term Investments-- 100.5%
--------------------------------------------------------------------------------
                Common Stock-- 100.5%
                ---------------------
                Computer Networks-- 6.7%
         3      Brocade Communications Systems *                      $      114
        25      Cisco Systems, Inc. *                                        425
        15      StorageNetworks, Inc. *                                      155
                                                                      ----------
                                                                             694

                Computer Software-- 40.4%
         7      Advent Software, Inc. *                                      392
        10      Agile Software Corp. *                                       191
        10      BEA Systems, Inc. *                                          409
         8      Citrix Systems, Inc. *                                       227
         5      Documentum, Inc. *                                            75
         5      Electronic Arts, Inc. *                                      255
        10      i2 Technologies, Inc. *                                      174
         5      MatrixOne, Inc. *                                            120
        30      Oracle Corp. *                                               485
        50      Portal Software, Inc. *                                      440
         6      Rational Software Corp. *                                    145
         6      Siebel Systems, Inc. *                                       273
        15      Tibco Software, Inc. *                                       171
         9      Veritas Software Corp. *                                     506
        12      Wind River Systems *                                         337
                                                                      ----------
                                                                           4,200

                Computers/Computer Hardware-- 4.1%
        25      Sun Microsystems, Inc. *                                     428

                Internet Services/Software-- 22.5%
        12      eBay, Inc. *                                                 607
        42      Exodus Communications, Inc. *                                403
        55      Inktomi Corp. *                                              403
        23      Mcafee.com, Inc. *                                           178
        10      Openwave Systems, Inc. *                                     346
         8      VeriSign, Inc. *                                             410
                                                                      ----------
                                                                           2,347

                Semi-Conductors-- 4.6%
         5      MIPS Technologies, Inc. *                                     97
         8      Xilinx, Inc. *                                               380
                                                                      ----------
                                                                             477

                Telecommunications-- 0.7%
         9      NEON Communications, Inc. *                                   69

                Telecommunications Equipment-- 21.5%
        16      Cabletron Systems *                                          251
         6      CIENA Corp. *                                                303
        30      Corvis Corp. *                                               206
         6      JDS Uniphase Corp. *                                         128
         6      Juniper Networks, Inc. *                                     354


                       See notes to financial statements.

JPMORGAN H&Q TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments  Continued
--------------------------------------------------------------------------------
                Telecommunications Equipment-- Continued
        12      Oni Systems Corp. *                                   $      431
         3      Qualcomm, Inc. *                                             172
        13      Sonus Networks, Inc. *                                       331
         7      Sycamore Networks, Inc. *                                     67
                                                                      ----------
                                                                           2,243
--------------------------------------------------------------------------------
                Total Investments-- 100.5%                            $   10,458
                (Cost $21,183)
--------------------------------------------------------------------------------

INDEX:

* -- Non-income producing security.


                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)


(Amounts in thousands, except per share amounts)

                                                   Growth and     Capital    Large Cap
                                                     Income       Growth      Equity       Focus
                                                      Fund         Fund        Fund        Fund
---------------------------------------------------------------------------------------------------
    ASSETS:

      Investment securities, at value ........     $1,332,125    $741,587    $154,938  $  31,577
      Cash ...................................             --          --          --          1
      Other assets ...........................              5           3           2         --
      Receivables:
        Interest and dividends ...............             --          --         149         --
        Fund shares sold .....................             64         132          34         28
        Expense reimbursement from Distributor              3           3          --         --
---------------------------------------------------------------------------------------------------
             Total Assets ....................      1,332,197     741,725     155,123     31,606
---------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Fund shares redeemed .................            913         382          38        102
      Accrued liabilities:
        Investment advisory fees .............             --          --          49          2
        Administration fees ..................            105          57          18          1
        Shareholder servicing fees ...........            263         142          12          5
        Distribution fees ....................            388         245          27         14
        Custodian fees .......................             --          --          11          4
        Other ................................            561         571         100         63
---------------------------------------------------------------------------------------------------
             Total Liabilities ...............          2,230       1,397         255        191
---------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital ........................      1,133,290     560,903     132,314     46,531
      Accumulated undistributed/(distributions
      in excess of) net investment income ....            367      (2,478)         66       (217)
      Accumulated net realized gain (loss) on
      investments ............................          6,945      30,500      11,865    (16,116)
      Net unrealized appreciation of
      investments ............................        189,365     151,403      10,623      1,217
---------------------------------------------------------------------------------------------------
             Total Net Assets ................     $1,329,967    $740,328    $154,868  $  31,415
---------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding ($.001 par value; unlimited number of shares authorized):

      Class A Shares .........................         31,370      11,670       4,583      1,478
      Class B Shares .........................          9,653       6,865       1,854      2,318
      Class C Shares .........................            291         125         125        651
      Class I Shares .........................             31          74       5,353          0
    Net Asset Value:
      Class A Shares (and redemption price) ..     $    32.31    $  40.16    $  12.99    $  7.14
      Class B Shares* ........................     $    31.73    $  38.43    $  12.87    $  7.03
      Class C Shares* ........................     $    30.79    $  38.01    $  12.80    $  7.03
      Class I Shares (and redemption price) ..     $    33.07    $  41.21    $  13.05    $  7.20
    Class A Maximum Public Offering Price

    Per Share (net asset value per share/94.25%)   $    34.28    $  42.01    $  13.78    $  7.58
---------------------------------------------------------------------------------------------------
    Cost of investments ......................             --          --    $144,315    $30,360
===================================================================================================

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

(Amounts in thousands, except per share amounts)

                                                             Dynamic     Small Cap         H&Q
                                                            Small Cap     Equity       Technology
                                                              Fund         Fund           Fund
---------------------------------------------------------------------------------------------------
    ASSETS:

      Investment securities, at value ...............        $233,164     $547,545   $   10,458
      Cash ..........................................              --           --          534
      Other assets ..................................              31            3           --
      Receivables:
        Investment securities sold ..................           2,893           --           --
        Interest and dividends ......................              10          180            1
        Fund shares sold ............................           1,608            4           49
        Expense reimbursement from Distributor ......               4           --           23
---------------------------------------------------------------------------------------------------
             Total Assets ...........................         237,710      547,732       11,065
---------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Investment securities purchased .............             645           --          315
        Fund shares redeemed ........................             529           91          326
      Accrued liabilities:
        Investment advisory fees ....................             116          275           --
        Administration fees .........................              27           64           --
        Shareholder servicing fees ..................              32           17           --
        Distribution fees ...........................              81           44            1
        Custodian fees ..............................              18           23           11
        Other .......................................             287          343            2
---------------------------------------------------------------------------------------------------
             Total Liabilities ......................           1,735          857          655
---------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital ...............................         243,718      446,193       24,455
      Accumulated distributions in excess of net
      investment income .............................          (1,634)      (1,220)        (109)
      Accumulated net realized loss on investments ..         (20,554)        (218)      (3,211)
      Net unrealized appreciation (depreciation) of
      investments ...................................          14,445      102,120      (10,725)
---------------------------------------------------------------------------------------------------
             Total Net Assets .......................        $235,975     $546,875   $   10,410
---------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding ($.001 par value; unlimited number of shares authorized):

      Class A Shares ................................           9,008        3,713        2,140
      Class B Shares ................................           5,442        2,328          743
      Class C Shares ................................             748           --          297
      Class I Shares ................................              17       19,315           --
    Net Asset Value:
      Class A Shares (and redemption price) .........        $  15.71     $  21.19   $     3.28
      Class B Shares* ...............................        $  15.22     $  20.04   $     3.27
      Class C Shares* ...............................        $  15.19           --   $     3.27
      Class I Shares (and redemption price) .........        $  15.83     $  21.82           --
      Class A Maximum Public Offering Price .........
      Per Share (net asset value per share/94.25%) ..        $  16.67     $  22.48   $     3.48
---------------------------------------------------------------------------------------------------
    Cost of investments .............................        $218,719     $445,425   $   21,183
===================================================================================================

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)

(Amounts in thousands)

                                                   Growth and     Capital    Large Cap
                                                     Income        Growth     Equity        Focus
                                                      Fund         Fund        Fund         Fund
----------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Dividend ................................      $    --      $    --    $  1,192      $   77
      Interest ................................           --           --         237          30
      Investment income from Portfolio ........       12,809        3,490          --          --
      Foreign taxes withheld ..................           (6)          --          --          --
      Expenses from Portfolio .................       (3,203)      (1,804)         --          --
----------------------------------------------------------------------------------------------------
            Total investment income ...........        9,600        1,686       1,429         107
----------------------------------------------------------------------------------------------------
    EXPENSES:

      Investment advisory fees ................           --           --         344          79
      Administration fees .....................          688          382         129          29
      Shareholder servicing fees ..............        1,718          957         215          49
      Distribution fees .......................        2,602        1,656         177         113
      Accounting fees .........................           18           39          --          --
      Custodian fees ..........................           --           --          53          21
      Printing and postage ....................           75           34           3           1
      Professional fees .......................           26           24          13          14
      Registration expenses ...................            9           36          10          17
      Transfer agent fees .....................        1,445          911         112          63
      Trustees' fees ..........................           16            9           4          --
      Other ...................................           27           12           8           1
----------------------------------------------------------------------------------------------------
            Total expenses ....................        6,624        4,060       1,068         387
----------------------------------------------------------------------------------------------------
      Less amounts waived .....................           --           --          78          65
      Less expense reimbursements .............            3            3          --          --
----------------------------------------------------------------------------------------------------
            Net expenses ......................        6,621        4,057         990         322
----------------------------------------------------------------------------------------------------
             Net investment income
             (loss) ...........................        2,979       (2,371)        439        (215)
----------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on
      investment transactions .................        9,609       30,997      11,997     (10,888)
      Change in net unrealized depreciation
      of investments ..........................     (110,720)     (68,856)    (35,016)     (3,489)
----------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on
      investments .............................     (101,111)     (37,859)    (23,019)    (14,377)
----------------------------------------------------------------------------------------------------
      Net decrease in net
      assets from operations ..................    $ (98,132)    $(40,230)   $(22,580)   $(14,592)
====================================================================================================


                       See notes to financial statements.

JPMORGAN FUNDS

STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)

(Amounts in thousands)

                                                             Dynamic     Small Cap         H&Q
                                                            Small Cap     Equity       Technology
                                                              Fund         Fund           Fund
-----------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Dividend .......................................        $  187     $  1,460        $   15
      Interest .......................................           396          114            --
-----------------------------------------------------------------------------------------------------
            Total investment income ..................           583        1,574            15
-----------------------------------------------------------------------------------------------------
    EXPENSES:

      Investment advisory fees .......................           815        1,620            46
      Administration fees ............................           188          374             9
      Shareholder servicing fees .....................           314          529            15
      Distribution fees ..............................           568          281            26
      Custodian fees .................................            39           61            32
      Printing and postage ...........................            10            2             5
      Professional fees ..............................            17           25            16
      Registration expenses ..........................            15            7            38
      Transfer agent fees ............................           343          197            44
      Trustees' fees .................................             6           11            --
      Other ..........................................            11           16             1
-----------------------------------------------------------------------------------------------------
            Total expenses ...........................         2,326        3,123           232
-----------------------------------------------------------------------------------------------------
      Less amounts waived ............................           105          420            85
      Less earnings credits ..........................             1            1            --
      Less expense reimbursements ....................            11           --            23
-----------------------------------------------------------------------------------------------------
            Net expenses .............................         2,209        2,702           124
-----------------------------------------------------------------------------------------------------
             Net investment income (loss) ............        (1,626)      (1,128)         (109)
-----------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on
      investment transactions ........................       (20,334)       1,129        (3,194)
      Change in net unrealized depreciation
      of investments .................................       (49,753)     (55,686)       (9,077)
-----------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on
      investments ....................................       (70,087)     (54,557)      (12,271)
-----------------------------------------------------------------------------------------------------
      Net decrease in net
      assets from operations .........................      $(71,713)    $(55,685)     $(12,380)
=====================================================================================================


                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (unaudited)

(Amounts in thousands)

                                                                Growth and Income         Capital Growth
                                                                      Fund                     Fund
                                                              ---------------------  -------------------------
                                                              11/01/00      Year       11/01/00       Year
                                                               Through      Ended       Through       Ended
                                                               4/30/01    10/31/00      4/30/01     10/31/00
--------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss) ......................  $    2,979  $    1,622     $  (2,371)   $  (4,435)
      Net realized gain (loss) on investments ...........       9,609     260,150        30,997      168,249
      Change in net unrealized appreciation/depreciation
      of investments ....................................    (110,720)   (114,508)      (68,856)      39,432
--------------------------------------------------------------------------------------------------------------
          Increase (decrease) in net assets
          from operations ...............................     (98,132)    147,264       (40,230)     203,246
--------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .............................      (3,374)       (832)           --           --
      Net realized gain on investment transactions ......    (213,453)   (270,007)      (96,546)    (101,933)
--------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders ...........    (216,827)   (270,839)      (96,546)    (101,933)
--------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital
    share transactions ..................................      90,664    (259,825)       16,463     (179,878)
--------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets .......    (224,295)   (383,400)     (120,313)     (78,565)
    NET ASSETS:
      Beginning of period ...............................   1,554,262   1,937,662       860,641      939,206
--------------------------------------------------------------------------------------------------------------
      End of period .....................................  $1,329,967  $1,554,262     $ 740,328    $ 860,641
==============================================================================================================

                                                                Large Cap Equity
                                                                      Fund                   Focus Fund
                                                           -------------------------  --------------------------
                                                             11/01/00        Year      11/01/00        Year
                                                              Through        Ended      Through        Ended
                                                              4/30/01      10/31/00     4/30/01      10/31/00
----------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss) ......................     $    439     $  1,440     $   (215)     $ (635)
      Net realized gain (loss) on investments ...........       11,997       17,571      (10,888)      (1,699)
      Change in net unrealized appreciation/depreciation
      of investments ....................................      (35,016)        (885)      (3,489)         550
----------------------------------------------------------------------------------------------------------------
          Increase (decrease) in net assets
          from operations ...............................      (22,580)      18,126      (14,592)      (1,784)
----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .............................         (434)      (1,497)          --           --
      Net realized gain on investment transactions ......      (17,686)     (15,815)          --           --
----------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders ...........      (18,120)     (17,312)          --           --
----------------------------------------------------------------------------------------------------------------
    Increase (decrease) from capital
    share transactions ..................................      (17,838)     (39,522)      (9,794)      10,238
----------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets .......      (58,538)     (38,708)     (24,386)       8,454
    NET ASSETS:
      Beginning of period ...............................      213,406      252,114       55,801       47,347
----------------------------------------------------------------------------------------------------------------
      End of period .....................................     $154,868     $213,406     $ 31,415      $55,801
================================================================================================================

* Commencement of operations


                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (unaudited)

(Amounts in thousands)

                                                                      Dynamic Small Cap
                                                                            Fund                    Small Cap Equity Fund
                                                                ---------------------------      --------------------------
                                                                 11/01/00             Year         11/01/00          Year
                                                                 Through             Ended         Through          Ended
                                                                 4/30/01           10/31/00        4/30/01        10/31/00
---------------------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).........................     $  (1,626)        $  (3,012)     $  (1,128)       $  (2,304)
      Net realized gain (loss) on investments..............       (20,334)           48,838          1,129           91,248
      Change in net unrealized appreciation/depreciation
    of investments.........................................       (49,753)           32,420        (55,686)          60,683
---------------------------------------------------------------------------------------------------------------------------
          Increase (decrease) in net assets
    from operations........................................       (71,713)           78,246        (55,685)         149,627
---------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net realized gain on investment transactions.........       (43,052)               --        (72,636)         (47,381)
---------------------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders..............       (43,052)               --        (72,636)         (47,381)
---------------------------------------------------------------------------------------------------------------------------
    Increase from capital share transactions...............        71,552            49,685        142,415            6,683
---------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets..........       (43,213)          127,931         14,094          108,929
    NET ASSETS:
      Beginning of period..................................       279,188           151,257        532,781          423,852
---------------------------------------------------------------------------------------------------------------------------
      End of period........................................      $235,975          $279,188       $546,875         $532,781
---------------------------------------------------------------------------------------------------------------------------

                                                                   H&Q Technology
                                                                        Fund
                                                              ---------------------------
                                                               11/01/00         09/20/00*
                                                               Through          Through
                                                               4/30/01         10/31/00
------------------------------------------------------------------------------------------
                                                                                 >
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).........................     $  (109)           $ (8)
      Net realized gain (loss) on investments..............      (3,194)            (17)
      Change in net unrealized appreciation/depreciation
    of investments.........................................      (9,077)         (1,648)
------------------------------------------------------------------------------------------
          Increase (decrease) in net assets
    from operations........................................     (12,380)         (1,673)
------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net realized gain on investment transactions.........          --              --
------------------------------------------------------------------------------------------
          Total distributions to shareholders..............          --              --
------------------------------------------------------------------------------------------
    Increase from capital share transactions...............      10,885          13,578
------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets..........      (1,495)         11,905
    NET ASSETS:
      Beginning of period..................................      11,905              --
------------------------------------------------------------------------------------------
      End of period........................................    $ 10,410         $11,905
------------------------------------------------------------------------------------------

* Commencement of operations


See notes to financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective February 28, 2001, the following seven separate portfolios of the Trust (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trust:

New Name                                                            Old Name
--------------------------------------------------------------------------------
JPMorgan Growth and Income Fund ("GIF")      Chase Vista Growth and Income Fund
JPMorgan Capital Growth Fund ("CGF")         Chase Vista Capital Growth Fund
JPMorgan Large Cap Equity Fund ("LCEF")      Chase Vista Large Cap Equity Fund
JPMorgan Focus Fund ("FF")                   Chase Vista Focus Fund
JPMorgan Dynamic Small Cap Fund ("DSCF")     Chase Vista Small Cap Opportunities Fund
JPMorgan Small Cap Equity Fund ("SCEF")      Chase Vista Small Cap Equity Fund
JPMorgan H&Q Technology Fund ("HQTF")        Chase Fleming H&Q Technology Fund

The Funds offer various classes of shares as follows:

            Fund                                                  Class Offered
--------------------------------------------------------------------------------------
GIF .....................................   Class A, Class B, Class C, Institutional
CGF .....................................   Class A, Class B, Class C, Institutional
LCEF ....................................   Class A, Class B, Class C, Institutional
FF ......................................   Class A, Class B, Class C, Institutional
DSCF ....................................   Class A, Class B, Class C, Institutional
SCEF ....................................   Class A, Class B, Institutional
HQTF ....................................   Class A, Class B, Class C

Class A shares generally provide for a front-end sales charge while Class B shares and Class C shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees and each class has exclusive voting rights with respect to its distribution plan. No sales charges are assessed with respect to the Institutional Class ("Class I").

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   GIF AND CGF

          GIF and CGF utilize the Master Feeder Fund Structure and seek to achieve their investment objectives by investing all of their investable assets in the Growth and Income Portfolio and the

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

          Capital Growth Portfolio, respectively, (the "Portfolios"), which like the Funds, are open-end management investment companies having the same investment objectives as the Funds. As of April 30, 2001, GIF and CGF owned 69.40% and 99.99% of the net assets of their respective Portfolios. The financial statements of the Portfolios, including the Portfolios of Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the Funds.

          1. VALUATION OF INVESTMENTS -- GIF and CGF record their investments in their respective Portfolios at value. Securities of the Portfolios are recorded at value as more fully discussed in the notes to those financial statements.

          2. INVESTMENT INCOME AND EXPENSES -- GIF and CGF record daily their pro-rata share of the respective Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

     B.   LCEF, FF, DSCF, SCEF AND HQTF

          1. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of the valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

          2. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

               Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

          3. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

               Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Fund to risk of loss up to the amount of the nominal value of the futures contracts as shown in the Portfolio of Investments. Use of short futures contracts subject the Fund to unlimited risk.

               The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. As of April 30, 2001, the Funds had no outstanding futures contracts.

          4. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     C.   GENERAL POLICIES

          1. ORGANIZATION EXPENSES -- Organization and initial registration costs incurred in connection with establishing Funds which commenced operations prior to June 30, 1998 have been deferred and are being amortized on a straight-line basis over

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

               a sixty month period beginning at the commencement of operations of each Fund.

          2. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, each Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

          3. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition--"temporary differences") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

               Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

          4. INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged to that class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to LCEF, FF, DSCF, SCEF, and HQTF.

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

          JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each fund is as follows:

          LCEF .........................................     0.40%
          FF ...........................................     0.40%
          DSCF .........................................     0.65%
          SCEF .........................................     0.65%
          HQTF .........................................     0.75%

          The Adviser (and its predecessor) voluntarily waived fees as outlined in Note 2.E. below.

          Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to each Fund and JPMFAM acted as the sub-investment adviser to each Fund. Pursuant to a Sub-Investment Advisory Agreement between Chase and JPMFAM, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% for LCEF, FF, 0.30% for DSCF and SCEF, and 0.35% for HQTF of each Fund's average daily net assets. The Investment Advisory Agreement between each Fund and Chase has been assigned to JPMFAM.

     B. SHAREHOLDER SERVICING FEES -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For their services, the Shareholder Servicing Agents receive a fee that is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of each of the classes of the Funds, excluding Class A Shares of SCEF. SCEF is charged a fee from non-affiliated Shareholder Servicing Agents not to exceed 0.25% of Class A Shares average daily net assets. For six months ended April 30, 2001, Shareholder Servicing charges paid to Chase or its affiliates were as follows (amounts in thousands, before waivers):

        Fund                  Amount              Fund                 Amount
-----------------------------------------------------------------------------
        GIF ................   $1,718             DSCF ..............   $314
        CGF ................      957             SCEF ..............    529
        LCEF ...............      215             HQTF ..............     15
        FF .................       49

          The Shareholder Servicing Agents have voluntarily waived fees as outlined in Note 2.E. below.

JPMORGAN FUND
NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

     C. DISTRIBUTION AND SUB-ADMINISTRATION FEES -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc.), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), is the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

          The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B and C for the Funds in accordance with Rule 12b-1 under the 1940 Act. There is no Distribution Plan for the Institutional Classes. The Class A Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund. The Class B and Class C Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B and Class C Shares for distribution services.

          The Distributor voluntarily waived fees as outlined in Note 2.E.
          below.

     D. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from LCEF, FF, DSCF, SCEF and HQTF a fee computed daily and paid monthly at the annual rate equal to 0.10% of the respective Fund's average daily net assets and from GIF and CGF, a fee computed at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

          The Administrator voluntarily waived fees as outlined in Note 2.E. below.

     E. WAIVER OF FEES -- For the six months ended April 30, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                       Investment                     Shareholder
        Fund            Advisory       Administration   Servicing   Distribution
--------------------------------------------------------------------------------

        LCEF ..........  $--                $--           $  78        $--
          FF ..........   56                  2               7         --
        DSCF ..........   --                 --             105         --
        SCEF ..........   --                 --             420         --
        HQTF ..........   46                  9              15         15

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

     F. OTHER -- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS.

          Chase provides portfolio accounting and custody services for LCEF, FF, DSCF, SCEF and HQTF. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

          The Distributor voluntarily reimbursed expenses of the Funds in the amounts as shown on the Statement of Operations.

3.   INVESTMENT TRANSACTIONS

For the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                 Purchases          Sales
                                              (excluding U.S.  (excluding U.S.
                                                Government)      Government)
--------------------------------------------------------------------------------
LCEF.........................................   $ 35,882           $ 69,282
FF  .........................................     35,892             54,669
DSCF.........................................     84,927             51,646
SCEF.........................................    115,629            113,256
HQTF.........................................     14,607              3,026

4.   FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001 are as follows (in thousands):

                                                   Gross             Gross       Net unrealized
                               Aggregate        unrealized        unrealized      appreciation/
                                 cost          appreciation      depreciation    (depreciation)
------------------------------------------------------------------------------------------------
LCEF ........................   $144,315         $ 19,498         $ (8,875)         $ 10,623
FF ..........................     30,360            2,167             (950)            1,217
DSCF ........................    218,719           46,101          (31,656)           14,445
SCEF ........................    445,425          125,750          (23,630)          102,120
HQTF ........................     21,183              261          (10,986)          (10,725)

5.   CONCENTRATIONS

As of April 30, 2001, FF, DSCF and SCEF invested 24.3%, 19.1% and 18.0% of their respective portfolios in securities issued by technology sector companies, such as computer hardware and software companies,

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

internet connectivity providers and telecommunications equipment manufacturers. Valuations of companies in the technology sector are typically subject to greater volatility than other sectors.

As of April 30, 2001, FF and DSCF invested 22.8% and 21.6% of their respective portfolios in securities issued by companies in the health care industry, such as biotechnology companies, pharmaceutical companies and health care service providers.

6.    TRUSTEE COMPENSATION

The Funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April, 2001, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows (in thousands):

                                                             Accrued
                                    Pension                  Pension
                                   Expenses                 Liability
--------------------------------------------------------------------------------
GIF ...........................      $ 6                      $102
CGF ...........................        4                        57
LCEF ..........................        2                        17
FF ............................       --+                        2
DSCF ..........................        2                        10
SCEF ..........................        5                        44
HQTF ..........................       --+                       --+

+   Amounts round to less than one thousand

7.    BANK BORROWINGS

The LCEF, FF, DSCF and SCEF may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other JP Morgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

The Funds had no borrowings outstanding at April 30, 2001, nor at anytime during the year then ended.

8.   REORGANIZATION

On February 16, 2001, SCEF acquired all the net assets of Chase Small Capitalization Fund (CSCF) pursuant to a Reorganization Plan approved by CSCF shareholders on January 26, 2001. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, each shareholder of CSCF received shares in SCEF with a value equal to their holdings in CSCF. Holders of Investor Class Shares in CSCF received Class A Shares in SCEF, holders of Premier Class Shares in CSCF received Institutional Class Shares in SCEF.

The following is a summary of shares outstanding, net assets and net asset values per share and net unrealized appreciation immediately before and after the reorganization:

                                                       Before                       After
                                                   Reorganization              Reorganization
---------------------------------------------------------------------------------------------
                                               CSCF             SCEF                SCEF
---------------------------------------------------------------------------------------------
Class A
    Shares ..........................                            3,517,199         3,812,856
    Net Assets ......................                        $  76,498,926      $ 82,930,029
    Net Asset Value .................                        $       21.75      $      21.75
Class B
    Shares ..........................                            2,411,677         2,411,677
    Net Assets ......................                        $  49,732,016      $ 49,732,016
    Net Asset Value .................                        $       20.62      $      20.62
Institutional Class
    Shares ..........................                           15,588,833        19,843,271
    Net Assets ......................                         $348,607,159      $443,751,253
    Net Asset Value .................                         $      22.36      $      22.36
Investor Class
    Shares ..........................           284,559
    Net Assets ......................      $  6,431,103
    Net Asset Value .................      $      22.60
Premier Class
    Shares ..........................         4,185,380
    Net Assets ......................      $ 95,144,094
    Net Asset Value .................      $      22.73
Net Unrealized
    Appreciation ....................       $17,957,377      $  96,794,081      $114,751,458

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

9.   SUBSEQUENT EVENTS

On April 3, 2001, the Board of Trustees of the Mutual Fund Group approved an Agreement and Plan of Reorganization (the "Reorganization Plan") between LCEF ("Target Fund") and the J.P. Morgan Institutional U.S. Equity Fund ("Acquiring Fund"). Under the Reorganization plan, the Target Fund would transfer all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization. In exchange, shareholders of the Target Fund would receive shares of the Acquiring Fund with a value equal to their respective holdings in the Target Fund (the "Reorganization). The Reorganization Plan can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940
Act) of outstanding voting securities of the Target Fund. A Special Meeting of Shareholders ("Meeting") of the Target Fund will be held on July 3, 2001 to vote on the Reorganization Plan. If the Reorganization Plan is approved at the Meeting the Reorganization is expected to become effective on or about September 1, 2001 or such other date as agreed by the parties to the Reorganization Plan.

On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                                Chase              Deferred Compensation
Fund Name                                   Reimbursement                 Rollover
----------------------------------------------------------------------------------------
GIF .......................................       $116                     $182
CGF .......................................         70                      110
LCEF ......................................          8                       45
FF ........................................          4                        7
DSCF ......................................         18                       29
SCEF ......................................         76                      119
HQTF ......................................        --+                       --+

+  Amounts round to less than one thousand

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

10. CAPITAL SHARE TRANSACTIONS

CAPITAL SHARE TRANSACTIONS WERE AS FOLLOWS FOR THE PERIODS PRESENTED (AMOUNTS IN THOUSANDS):

GROWTH & INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS A              CLASS B           CLASS C         CLASS I
---------------------------------------------------------------------------------------------------------------------------------
                                                     Amount    Shares     Amount   Shares   Amount  Shares   Amount  Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED APRIL 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                         $  67,244    2,036  $   6,306     195   $ 1,025     31  $  1,181     35
Shares issued in reinvestment of distributions        148,029    4,606     52,246   1,657     1,251     41       493     15

Shares redeemed                                      (103,467)  (3,040)   (77,534) (2,395)     (818)   (26)   (5,292)  (148)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding  $ 111,806    3,602  $ (18,982)   (543)  $ 1,458     46  $ (3,618)   (98)
=================================================================================================================================
                                                                      YEAR ENDED OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                         $  53,352    1,332  $  17,966     452   $ 2,895     75  $  2,359     58
Shares issued in reinvestment of distributions        179,794    4,747     68,402   1,827     1,344     37     2,010     52
Shares redeemed                                      (401,593) (10,038)  (169,343) (4,286)   (4,236)  (110)  (12,775)  (314)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding  $(168,447)  (3,959) $ (82,975) (2,007)  $     3      2  $ (8,406)  (204)
=================================================================================================================================

CAPITAL GROWTH FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                         CLASS A              CLASS B           CLASS C         CLASS I
---------------------------------------------------------------------------------------------------------------------------------
                                                     Amount    Shares     Amount   Shares   Amount  Shares   Amount  Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED APRIL 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                         $ 112,340    2,703  $  41,722   1,057   $   732     18  $  1,356     31
Shares issued in reinvestment of distributions         52,805    1,347     33,522     892       408     11     1,723     43
Shares redeemed                                      (138,875)  (3,295)   (76,563) (1,955)     (402)   (10)  (12,305)  (316)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding  $  26,270      755  $  (1,319)     (6)  $   738     19  $ (9,226)  (242)
=================================================================================================================================
                                                                   YEAR ENDED OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------------
Shares sold                                         $ 336,004    7,550  $ 124,480   2,904   $ 7,719    183  $  3,947     88
Shares issued in reinvestment of distributions         57,039    1,456     35,275     930       386     10     1,879     47
Shares redeemed                                      (510,528) (11,556)  (215,940) (5,088)   (9,576)  (227)  (10,563)  (231)
---------------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding             $(117,485)  (2,550) $ (56,185) (1,254)  $(1,471)   (34) $ (4,737)   (96)
=================================================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

LARGE CAP EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                          CLASS A            CLASS B            CLASS C          CLASS I
-------------------------------------------------------------------------------------------------------------------------------
                                                      Amount   Shares    Amount   Shares    Amount  Shares   Amount   Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED APRIL 30, 2001
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 16,856    1,206   $  1,743     129   $   139     10  $  5,372      375
Shares issued in reinvestment of distributions          4,666      348      1,731     130        76      5     9,601      712
Shares redeemed                                       (13,850)  (1,004)    (2,592)   (193)     (361)   (26)  (41,219)  (2,916)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $  7,672      550   $    882      66   $  (146)   (11) $(26,246)  (1,829)
===============================================================================================================================
                                                                             YEAR ENDED OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 24,949    1,540   $  8,171     506   $ 1,014     62  $ 22,559    1,369
Shares issued in reinvestment of distributions          4,010      256      1,411      91        59      4     6,333      401
Shares redeemed                                       (32,497)  (1,998)   (16,064)   (988)     (475)   (29)  (58,992)  (3,611)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $ (3,538)    (202)  $ (6,482)   (391)  $   598     37  $(30,100)  (1,841)
===============================================================================================================================

FOCUS FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                          CLASS A            CLASS B            CLASS C          CLASS I
-------------------------------------------------------------------------------------------------------------------------------
                                                      Amount   Shares    Amount   Shares    Amount  Shares   Amount   Shares
-------------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED APRIL 30, 2001
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $    931      109   $  1,005     124   $   217     27  $     --       --
Shares issued in reinvestment of distributions             --       --         --      --        --     --        --       --
Shares redeemed                                        (5,910)    (720)    (5,050)   (639)     (987)  (126)       --       --
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding              $ (4,979)    (611)  $ (4,045)   (515)  $  (770)   (99) $     --       --
===============================================================================================================================
                                                                             YEAR ENDED OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 12,635    1,077   $ 12,266   1,065   $ 3,163    280  $     --       --
Shares issued in reinvestment of distributions             --       --         --      --        --     --        --       --
Shares redeemed                                        (8,143)    (721)    (6,187)   (557)   (3,496)  (308)       --       --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $  4,492      356   $  6,079     508   $  (333)   (28) $     --       --
===============================================================================================================================

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
                           NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

DYNAMIC SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                       CLASS A             CLASS B              CLASS C             CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                  Amount    Shares    Amount    Shares     Amount    Shares    Amount     Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS ENDED APRIL 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $  88,461      4,642  $ 10,470       608  $  3,407        193    $  190        12
Shares issued in reinvestment of distributions   18,125      1,065    12,890       780     1,210         73        23         1
Shares redeemed                                 (52,785)    (3,027)   (8,821)     (537)   (1,572)       (91)      (46)       (3)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding       $  53,801      2,680  $ 14,539       851  $  3,045        175    $  167        10
====================================================================================================================================
                                                                             YEAR ENDED OCTOBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $ 140,599      6,394  $ 30,608     1,361  $  6,389        279    $  125         6
Shares issued in reinvestment of distributions       --         --        --        --        --         --        --        --
Shares redeemed                                (104,755)    (4,944)  (20,465)   (1,007)   (2,816)      (136)       --        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding       $  35,844      1,450  $ 10,143       354  $  3,573        143    $  125         6
====================================================================================================================================

SMALL CAP EQUITY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS A              CLASS B             CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Amount    Shares     Amount    Shares    Amount     Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED APRIL 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        $  38,988     1,767  $    478         23  $ 21,313       951
Shares issued in connection with
fund merger (Note 8)                                                   6,431       296        --         --    95,144     4,254
Shares issued in reinvestment of distributions                        10,609       502     7,346        366    52,277     2,408
Shares redeemed                                                      (48,848)   (2,178)   (4,339)      (205)  (36,984)   (1,717)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                            $   7,180       387  $  3,485        184  $131,750     5,896
====================================================================================================================================
                                                                                       YEAR ENDED OCTOBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        $ 129,124     4,981  $  1,467         61  $ 73,921     2,768
Shares issued in reinvestment of distributions                         9,051       407     5,871        274    30,298     1,339
Shares redeemed                                                     (164,044)   (6,381)  (18,854)      (776)  (60,151)   (2,309)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                 $ (25,869)     (993) $(11,516)      (441) $ 44,068     1,798
====================================================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS

NOTES TO FINANCIAL STATEMENTS (continued) (unaudited)

H&Q TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS A              CLASS B             CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Amount    Shares     Amount    Shares    Amount     Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED APRIL 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          $11,547     2,041    $2,067        331    $1,116       193
Shares issued in reinvestment of distributions                            --        --        --         --        --        --
Shares redeemed                                                       (2,970)     (663)     (587)      (123)     (288)      (57)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                              $ 8,577     1,378    $1,480        208    $  828       136
====================================================================================================================================
                                                                                     PERIOD ENDED OCTOBER 31, 2000*
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          $ 7,077       763    $4,966        535    $1,542       161
Shares issued in reinvestment of distributions                            --        --        --         --        --        --
Shares redeemed                                                           (7)       (1)       --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                              $ 7,070       762    $4,966        535    $1,542       161
====================================================================================================================================

 *For Class A, B, and C shares commenced operations on September 20, 2000.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS
                                                                                            Growth and Income Fund^
                                                                  -----------------------------------------------------------------
                                                                                                    Class A
                                                                  -----------------------------------------------------------------
                                                                  11/01/00
                                                                   Through                           Year Ended
                                                                               ----------------------------------------------------
                                                                   04/30/01    10/31/00   10/31/99   10/31/98   10/31/97   10/31/96
                                                                   --------    --------   --------   --------   --------   --------
Per share operating performance
Net asset value, beginning of period ...........................    $40.71      $43.65     $43.24     $46.21     $39.21     $34.96
                                                                    ------      ------     ------     ------     ------     ------
Income from investment operations:
  Net investment income ........................................      0.09@       0.09@      0.18@      0.19@      0.35@      0.60
  Net gains or losses in securities (both realized and unrealized)   (2.69)       3.31       5.07       3.59      10.18       5.96
                                                                    ------      ------     ------     ------     ------     ------
    Total from investment operations ...........................     (2.60)       3.40       5.25       3.78      10.53       6.56
                                                                    ------      ------     ------     ------     ------     ------
Distributions to shareholders from:
  Dividends from net investment income .........................      0.10        0.03       0.17       0.19       0.38       0.55
  Distributions from capital gains .............................      5.70        6.31       4.67       6.56       3.15       1.76
                                                                    ------      ------     ------     ------     ------     ------
    Total dividends and distributions ..........................      5.80        6.34       4.84       6.75       3.53       2.31
                                                                    ------      ------     ------     ------     ------     ------
Net asset value, end of period .................................    $32.31      $40.71     $43.65     $43.24     $46.21     $39.21
                                                                    ======      ======     ======     ======     ======     ======
Total return (1) ...............................................     (6.26%)      8.88%     12.82%      9.09%     28.84%     19.60%
Ratios/supplemental data:
  Net assets, end of period (in millions) ......................    $1,014      $1,131     $1,385     $1,499     $1,497     $1,591
Ratios to average net assets:#
  Expenses .....................................................      1.30%       1.30%      1.26%      1.25%      1.27%      1.32%
  Net investment income ........................................      0.56%       0.23%      0.41%      0.44%      0.82%      1.46%
  Expenses without waivers and reimbursements ..................      1.30%       1.30%      1.26%      1.25%      1.27%      1.32%
  Net investment income without waivers and reimbursements .....      0.56%       0.23%      0.41%      0.44%      0.82%      1.46%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Growth and Income Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS

                                                                                            Growth and Income Fund^
                                                                    ----------------------------------------------------------------
                                                                                                    Class B
                                                                    ----------------------------------------------------------------
                                                                    11/01/00
                                                                     Through                           Year Ended
                                                                               -----------------------------------------------------
                                                                    04/30/01   10/31/00    10/31/99  10/31/98    10/31/97   10/31/96
                                                                    --------   --------    --------  --------    --------   --------
Per share operating performance
Net asset value, beginning of period ...........................     $40.09     $43.25      $42.92    $45.96      $39.02     $34.81
                                                                     ------     ------      ------    ------      ------     ------
Income from investment operations:
  Net investment income ........................................       0.01@     (0.11)@     (0.04)@   (0.02)@      0.13@      0.37
  Net gains or losses in securities (both realized and unrealized)    (2.65)      3.26        5.04      3.54       10.13       5.98
                                                                     ------     ------      ------    ------      ------     ------
    Total from investment operations ...........................      (2.64)      3.15        5.00      3.52       10.26       6.35
                                                                     ------     ------      ------    ------      ------     ------
Distributions to shareholders from:
  Dividends from net investment income .........................       0.02         --          --        --        0.17       0.38
  Distributions from capital gains .............................       5.70       6.31        4.67      6.56        3.15       1.76
                                                                     ------     ------      ------    ------      ------     ------
    Total dividends and distributions ..........................       5.72       6.31        4.67      6.56        3.32       2.14
                                                                     ------     ------      ------    ------      ------     ------
Net asset value, end of period .................................     $31.73     $40.09      $43.25    $42.92      $45.96     $39.02
                                                                     ======     ======      ======    ======      ======     ======
Total return (1) ...............................................      (6.50%)     8.32%      12.29%     8.52%      28.20%     19.02%
Ratios/supplemental data:
  Net assets, end of period (in millions) ......................     $  306     $  409      $  528    $  542      $  489     $  370
Ratios to average net assets:#
  Expenses .....................................................       1.80%      1.80%       1.76%     1.75%       1.77%      1.81%
  Net investment income ........................................       0.06%     (0.27%)     (0.09%)   (0.06%)      0.31%      0.95%
  Expenses without waivers and reimbursements ..................       1.80%      1.80%       1.76%     1.75%       1.77%      1.81%
  Net investment income without waivers and reimbursements .....       0.06%     (0.27%)     (0.09%)   (0.06%)      0.31%      0.95%
------------------------------------------------------------------------------------------------------------------------------------

  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Growth and Income Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS

                                                 Growth and Income Fund^
                                         ----------------------------------------
                                                         Class C
                                         ----------------------------------------
                                         11/01/00                       1/2/98**
                                         Through       Year Ended       Through
                                                   -------------------
                                         04/30/01  10/31/00   10/31/99  10/31/98
                                         --------  --------   --------  --------
Per share operating performance
Net asset value, beginning of period ...  $39.10    $42.34     $42.13    $41.64
                                          ------    ------     ------    ------
Income from investment operations:
  Net investment income ................    0.01@    (0.11)@    (0.03)@   (0.02)@
  Net gains or losses in securities
    (both realized and unrealized) .....   (2.59)     3.18       4.94      0.68
                                          ------    ------     ------    ------
    Total from investment operations ...   (2.58)     3.07       4.91      0.66
                                          ------    ------     ------    ------
Distributions to shareholders from:
  Dividends from net investment income .    0.03        --       0.03      0.09
  Distributions from capital gains .....    5.70      6.31       4.67      0.08
                                          ------    ------     ------    ------
    Total dividends and distributions ..    5.73      6.31       4.70      0.17
                                          ------    ------     ------    ------
Net asset value, end of period .........  $30.79    $39.10     $42.34    $42.13
                                          ======    ======     ======    ======
Total return (1) .......................   (6.50%)    8.31%     12.29%     1.55%
Ratios/supplemental data:
  Net assets, end of period (in millions) $    9    $    9     $   10    $    5
Ratios to average net assets:#
  Expenses .............................    1.80%     1.80%      1.76%     1.72%
  Net investment income ................    0.06%    (0.27%)    (0.07%)   (0.05%)
  Expenses without waivers
    and reimbursements .................    1.80%     1.80%      1.76%     1.72%
  Net investment income without
    waivers and reimbursements .........    0.06%    (0.27%)    (0.07%)   (0.05%)
---------------------------------------------------------------------------------

                                                       Growth and Income Fund^
                                        ------------------------------------------------------------
                                                                Class I
                                        ------------------------------------------------------------
                                        11/01/00                                           1/25/96**
                                        Through                Year Ended                   Through
                                                   ----------------------------------------
                                        04/30/01   10/31/00   10/31/99   10/31/98  10/31/97 10/31/96
                                        --------   --------   --------   --------  -------- --------
Per share operating performance
Net asset value, beginning of period ....  $40.99    $43.89     $43.43    $46.35    $39.26   $34.80
                                           ------    ------     ------    ------    ------   ------
Income from investment operations:
  Net investment income .................    0.18@     0.26@      0.35@     0.43@     0.52@    0.47
  Net gains or losses in securities
    (both realized and unrealized) ......   (2.25)     3.33       5.12      3.50     10.20     4.46
                                           ------    ------     ------    ------    ------   ------
    Total from investment operations ....   (2.07)     3.59       5.47      3.93     10.72     4.93
                                           ------    ------     ------    ------    ------   ------
Distributions to shareholders from:
  Dividends from net investment income ..    0.15      0.18       0.34      0.29      0.48     0.47
  Distributions from capital gains ......    5.70      6.31       4.67      6.56      3.15       --
                                           ------    ------     ------    ------    ------   ------
    Total dividends and distributions ...    5.85      6.49       5.01      6.85      3.63     0.47
                                           ------    ------     ------    ------    ------   ------
Net asset value, end of period ..........  $33.07    $40.99     $43.89    $43.43    $46.35   $39.26
                                           ======    ======     ======    ======    ======   ======
Total return (1) ........................   (4.69%)    9.34%     13.30%     9.44%    29.37%   13.39%
Ratios/supplemental data:
  Net assets, end of period (in millions)  $    1    $    5     $   15    $   24    $   522  $   28
Ratios to average net assets:#
  Expenses ..............................    0.88%     0.89%      0.85%     0.85%     0.86%    1.24%
  Net investment income .................    0.97%     0.64%      0.80%     0.95%     1.21%    1.73%
  Expenses without waivers
    and reimbursements ..................    0.88%     0.93%      0.85%     0.85%     0.86%    1.24%
  Net investment income without
    waivers and reimbursements ..........    0.97%     0.60%      0.80%     0.95%     1.21%    1.73%
-----------------------------------------------------------------------------------------------------

 ** Commencement of offering class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Growth and Income Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited)(continued)

FINANCIAL HIGHLIGHTS
                                                                                             Capital Growth Fund^
                                                                  -----------------------------------------------------------------
                                                                                                    Class A
                                                                  -----------------------------------------------------------------
                                                                  11/01/00
                                                                  Through                          Year Ended
                                                                              -----------------------------------------------------
                                                                  04/30/01    10/31/00    10/31/99   10/31/98   10/31/97   10/31/96
                                                                  --------    --------    --------   --------   --------   --------
Per share operating performance
Net asset value, beginning of period ............................. $47.91      $42.85      $41.22     $46.76     $41.60     $35.65
                                                                   ------      ------      ------     ------     ------     ------
Income from investment operations:
  Net investment income ..........................................  (0.09)@     (0.14)@     (0.20)@    (0.12)     (0.02)@     0.15
  Net gains or losses in securities (both realized and unrealized)  (2.18)      10.11        5.75      (0.52)     10.13       7.27
                                                                   ------      ------      ------     ------     ------     ------
    Total from investment operations .............................  (2.27)       9.97        5.55      (0.64)     10.11       7.42
                                                                   ------      ------      ------     ------     ------     ------
Distributions to shareholders from:
  Dividends from net investment income ...........................     --          --          --         --       0.15       0.12
  Distributions from capital gains ...............................   5.48        4.91        3.92       4.90       4.80       1.35
                                                                   ------      ------      ------     ------     ------     ------
    Total dividends and distributions ............................   5.48        4.91        3.92       4.90       4.95       1.47
                                                                   ------      ------      ------     ------     ------     ------
Net asset value, end of period ................................... $40.16      $47.91      $42.85     $41.22     $46.76     $41.60
                                                                   ======      ======      ======     ======     ======     ======
Total return (1) .................................................  (4.46%)     25.81%      14.30%     (1.60%)    26.47%     21.48%
Ratios/supplemental data:
  Net assets, end of period (in millions) ........................ $  468      $  523      $  577     $  728     $  839     $  768
Ratios to average net assets:#
  Expenses .......................................................   1.35%       1.35%       1.30%      1.27%      1.31%      1.37%
  Net investment income ..........................................  (0.44%)     (0.32%)     (0.48%)    (0.24%)    (0.05%)     0.39%
  Expenses without waivers and reimbursements ....................   1.35%       1.35%       1.30%      1.27%      1.31%      1.37%
  Net investment income without waivers and reimbursements .......  (0.44%)     (0.32%)     (0.48%)    (0.24%)    (0.05%)     0.39%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Capital Growth Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                                      Capital Growth Fund^
                                                              --------------------------------------------------------------------
                                                                                             Class B
                                                              --------------------------------------------------------------------
                                                              11/01/00
                                                              Through                          Year Ended
                                                                          --------------------------------------------------------
                                                              04/30/01    10/31/00    10/31/99    10/31/98    10/31/97    10/31/96
                                                              --------    --------    --------    --------    --------    --------
Per share operating performance
Net asset value, beginning of period ......................... $46.20      $41.67      $40.38      $46.11      $41.21      $35.39
                                                               ------      ------      ------      ------      ------      ------
Income from investment operations:
  Net investment income ......................................  (0.19)@     (0.35)@     (0.40)@     (0.29)      (0.23)@     (0.08)
  Net gains or losses in securities
  (both realized and unrealized) .............................  (2.10)       9.79        5.61       (0.54)      10.01        7.25
                                                               ------      ------      ------      ------      ------      ------
    Total from investment operations .........................  (2.29)       9.44        5.21       (0.83)       9.78        7.17
                                                               ------      ------      ------      ------      ------      ------
Distributions to shareholders from:
  Dividends from net investment income .......................     --          --          --          --        0.08          --
  Distributions from capital gains ...........................   5.48        4.91        3.92        4.90        4.80        1.35
                                                               ------      ------      ------      ------      ------      ------
    Total dividends and distributions ........................   5.48        4.91        3.92        4.90        4.88        1.35
                                                               ------      ------      ------      ------      ------      ------
Net asset value, end of period ............................... $38.43      $46.20      $41.67      $40.38      $46.11      $41.21
                                                               ======      ======      ======      ======      ======      ======
Total return (1) .............................................  (4.69%)     25.21%      13.71%      (2.08%)     25.85%      20.88%
Ratios/supplemental data:
  Net assets, end of period (in millions) .................... $  264      $  318      $  338      $  405      $  422      $  334
Ratios to average net assets:#
  Expenses ...................................................   1.85%       1.85%       1.80%       1.77%       1.81%       1.87%
  Net investment income ......................................  (0.94%)     (0.82%)     (0.98%)     (0.74%)     (0.56%)     (0.21%)
  Expenses without waivers and reimbursements ................   1.85%       1.85%       1.80%       1.77%       1.81%       1.87%
  Net investment income without waivers and reimbursements ...  (0.94%)     (0.82%)     (0.98%)     (0.74%)     (0.56%)     (0.21%)
-----------------------------------------------------------------------------------------------------------------------------------

  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Capital Growth Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                    Capital Growth Fund^
                                         ---------------------------------------
                                                        Class C
                                         ---------------------------------------
                                          11/01/00                       1/2/98**
                                          Through       Year Ended      Through
                                                   -------------------
                                         04/30/01  10/31/00   10/31/99  10/31/98
                                         --------  --------   --------  --------
Per share operating performance
Net asset value, beginning of period ...  $45.76    $41.31     $40.03    $42.81
                                          ------    ------     ------    ------
Income from investment operations:
  Net investment income ................   (0.18)@   (0.35)@    (0.39)@   (0.09)
  Net gains or losses in securities
    (both realized and unrealized) .....   (2.09)     9.71       5.59     (2.69)
                                          ------    ------     ------    ------
    Total from investment operations ...   (2.27)     9.36       5.20     (2.78)
                                          ------    ------     ------    ------
Distributions to shareholders from:
  Dividends from net investment income .      --        --         --        --
  Distributions from capital gains .....    5.48      4.91       3.92
                                          ------    ------     ------    ------
    Total dividends and distributions ..    5.48      4.91       3.92        --
                                          ------    ------     ------    ------
Net asset value, end of period .........  $38.01    $45.76     $41.31    $40.03
                                          ======    ======     ======    ======
Total return (1) .......................   (4.69%)   25.25%     13.81%    (6.49%)
Ratios/supplemental data:
  Net assets, end of period (in millions) $    5    $    5     $    6    $    4
Ratios to average net assets:#
  Expenses .............................    1.85%     1.85%      1.80%     1.73%
  Net investment income ................   (0.94%)   (0.82%)    (0.97%)   (0.59%)
  Expenses without waivers and
    reimbursements .....................    1.85%     1.85%      1.80%     1.73%
  Net investment income without
    waivers and reimbursements .........   (0.94%)   (0.82%)    (0.97%)   (0.59%)
--------------------------------------------------------------------------------
                                                              Capital Growth Fund^
                                         -------------------------------------------------------------
                                                                    Class I
                                         -------------------------------------------------------------
                                          11/01/00                                           1/25/96**
                                           Through                 Year Ended                 Through
                                                    ---------------------------------------
                                         04/30/01   10/31/00   10/31/99  10/31/98  10/31/97   10/31/96
                                         --------   --------   --------  --------  --------   --------
Per share operating performance
Net asset value, beginning of period ..   $48.76     $43.36     $41.53    $46.90    $41.65     $35.26
                                          ------     ------     ------    ------    ------     ------
Income from investment operations:
  Net investment income ...............       --@      0.04@     (0.05)@    0.07      0.13@      0.17
  Net gains or losses in securities
    (both realized and unrealized) ....    (2.07)     10.27       5.80     (0.54)    10.17       6.34
                                          ------     ------     ------    ------    ------     ------
    Total from investment operations ..    (2.07)     10.31       5.75     (0.47)    10.30       6.51
                                          ------     ------     ------    ------    ------     ------
Distributions to shareholders from:
  Dividends from net investment income        --         --         --        --      0.25       0.12
  Distributions from capital gains ....     5.48       4.91       3.92      4.90      4.80         --
                                          ------     ------     ------    ------    ------     ------
    Total dividends and distributions .     5.48       4.91       3.92      4.90      5.05       0.12
                                          ------     ------     ------    ------    ------     ------
Net asset value, end of period ........   $41.21     $48.76     $43.36    $41.53    $46.90     $41.65
                                          ======     ======     ======    ======    ======     ======
Total return (1) ......................    (3.91%)    26.34%     14.71%    (1.20%)   26.98%     18.13%
Ratios/supplemental data:
  Net assets, end of period (in millions) $    3     $   15     $   18    $   52    $   52     $   32
Ratios to average net assets:#
  Expenses ............................     0.93%      0.94%      0.92%     0.91%     0.91%      1.25%
  Net investment income ...............     0.01%      0.09%     (0.11%)    0.11%     0.31%      0.81%
  Expenses without waivers and
    reimbursements ....................     0.98%      1.06%      0.99%     0.91%     0.91%      1.25%
  Net investment income without
    waivers and reimbursements ........    (0.04%)    (0.03%)    (0.18%)    0.11%     0.31%      0.81%
-------------------------------------------------------------------------------------------------------

 ** Commencement of offering class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Capital Growth Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                                            Large Cap Equity Fund^
                                                                           ---------------------------------------------------------
                                                                                                    Class A
                                                                           ---------------------------------------------------------
                                                                           11/01/00                                         5/8/96**
                                                                           Through                Year Ended                Through
                                                                                    ---------------------------------------
                                                                           04/30/01  10/31/00  10/31/99  10/31/98  10/31/97 10/31/96
Per share operating performance
Net asset value, beginning of period ....................................   $16.22    $16.20    $15.09    $14.83    $13.25   $12.06
                                                                            ------    ------    ------    ------    ------   ------
Income from investment operations:
  Net investment income .................................................     0.03      0.07      0.13      0.12      0.11     0.05
  Net gains or losses in securities (both realized and unrealized) ......    (1.86)     1.08      2.06      1.92      3.45     1.21
                                                                            ------    ------    ------    ------    ------   ------
    Total from investment operations ....................................    (1.83)     1.15      2.19      2.04      3.56     1.26
                                                                            ------    ------    ------    ------    ------   ------
Distributions to shareholders from:
  Dividends from net investment income ..................................     0.03      0.07      0.13      0.12      0.09     0.07
  Distributions from capital gains ......................................     1.37      1.06      0.95      1.66      1.89       --
                                                                            ------    ------    ------    ------    ------   ------
    Total dividends and distributions ...................................     1.40      1.13      1.08      1.78      1.98     0.07
                                                                            ------    ------    ------    ------    ------   ------
Net asset value, end of period ..........................................   $12.99    $16.22    $16.20    $15.09    $14.83   $13.25
                                                                            ======    ======    ======    ======    ======   ======
Total return (1) ........................................................   (11.55%)    7.34%    14.96%    15.15%    30.69%   10.84%
Ratios/supplemental data:
  Net assets, end of period (in millions) ...............................   $   59    $   65    $   69    $   50    $   44   $    8
Ratios to average net assets:#
  Expenses ..............................................................     1.25%     0.96%     0.80%     0.85%     1.13%    1.38%
  Net investment income .................................................     0.41%     0.43%     0.80%     0.81%     0.61%    0.84%
  Expenses without waivers, reimbursements and earnings credits .........     1.40%     1.33%     1.30%     1.35%     1.63%    1.87%
  Net investment income without waivers, reimbursements and earnings credits  0.26%     0.06%     0.30%     0.31%     0.11%    0.35%
Portfolio turnover rate .................................................       20%       27%       70%       72%       72%      89%
------------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Large Cap Equity Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                            Large Cap Equity Fund^
                                                                            --------------------------------------------------------
                                                                                                    Class B
                                                                            --------------------------------------------------------
                                                                            11/01/00                                       5/7/96**
                                                                            Through               Year Ended               Through
                                                                                     ------------------------------------
                                                                            04/30/01 10/31/00  10/31/99  10/31/98 10/31/97 10/31/96
                                                                            --------------------------------------------------------
Per share operating performance
Net asset value, beginning of period ....................................    $16.09   $16.10    $15.02    $14.76   $13.22   $12.06
                                                                             ------   ------    ------    ------   ------   ------
Income from investment operations:
  Net investment income .................................................        --    (0.02)     0.07      0.05     0.07     0.05
  Net gains or losses in securities (both realized and unrealized) ......     (1.85)    1.08      2.03      1.92     3.42     1.19
                                                                             ------   ------    ------    ------   ------   ------
    Total from investment operations ....................................     (1.85)    1.06      2.10      1.97     3.49     1.24
                                                                             ------   ------    ------    ------   ------   ------
Distributions to shareholders from:
  Dividends from net investment income ..................................        --     0.01      0.07      0.05     0.06     0.08
  Distributions from capital gains ......................................      1.37     1.06      0.95      1.66     1.89       --
                                                                             ------   ------    ------    ------   ------   ------
    Total dividends and distributions ...................................      1.37     1.07      1.02      1.71     1.95     0.08
                                                                             ------   ------    ------    ------   ------   ------
Net asset value, end of period ..........................................    $12.87   $16.09    $16.10    $15.02   $14.76   $13.22
                                                                             ======   ======    ======    ======   ======   ======
Total return (1) ........................................................    (11.76%)   6.76%    14.38%    14.71%   30.15%    6.66%
Ratios/supplemental data:
  Net assets, end of period (in millions) ...............................    $   24   $   29    $   35    $   10   $    5   $    1
Ratios to average net assets:#
  Expenses ..............................................................      1.75%    1.46%     1.29%     1.35%    1.59%    1.88%
  Net investment income .................................................     (0.08%)  (0.06%)    0.28%     0.31%    0.15%    0.14%
  Expenses without waivers, reimbursements and earnings credits .........      1.90%    1.83%     1.79%     1.85%    2.09%    2.38%
  Net investment income without waivers, reimbursements and earnings credits  (0.23%)  (0.43%)   (0.22%)   (0.19%)  (0.35%)  (0.36%)
Portfolio turnover rate .................................................        20%      27%       70%       72%      72%      89%
------------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Large Cap Equity Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                   Large Cap Equity Fund^
                                                            ---------------------------------
                                                                         Class C
                                                            ---------------------------------
                                                            11/01/00      Year     11/11/98**
                                                            Through      Ended      Through
                                                            04/30/01    10/31/00    10/31/99
                                                            --------    --------    --------
Per share operating performance
Net asset value, beginning of period ......................  $16.01      $16.03      $15.21
                                                             ------      ------      ------
Income from investment operations:
  Net investment income ...................................   (0.01)      (0.01)       0.07
  Net gains or losses in securities (both realized and
    unrealized) ...........................................   (1.83)       1.06        1.79
                                                             ------      ------      ------
    Total from investment operations ......................   (1.84)       1.05        1.86
                                                             ------      ------      ------
Distributions to shareholders from:
  Dividends from net investment income ....................      --        0.01        0.09
  Distributions from capital gains ........................    1.37        1.06        0.95
                                                             ------      ------      ------
    Total dividends and distributions .....................    1.37        1.07        1.04
                                                             ------      ------      ------
Net asset value, end of period ............................  $12.80      $16.01      $16.03
                                                             ======      ======      ======
Total return (1) ..........................................  (11.76%)      6.74%      12.62%
Ratios/supplemental data:
  Net assets, end of period (in millions) .................  $    2      $    2      $    1
Ratios to average net assets:#
  Expenses ................................................    1.75%       1.48%       1.29%
  Net investment income ...................................   (0.08%)     (0.10%)      0.24%
  Expenses without waivers, reimbursements and earnings
    credits ...............................................    1.90%       1.83%       1.79%
  Net investment income without waivers, reimbursements
    and earnings credits ..................................   (0.23%)     (0.45%)     (0.26%)
Portfolio turnover rate ...................................      20%         27%         70%
------------------------------------------------------------------------------------------------

                                                                                       Large Cap Equity Fund^
                                                              --------------------------------------------------------------------
                                                                                              Class I
                                                              --------------------------------------------------------------------
                                                              11/01/00
                                                              Through                           Year Ended
                                                                          --------------------------------------------------------
                                                              04/30/01    10/31/00    10/31/99    10/31/98    10/31/97    10/31/96
                                                              --------    --------    --------    --------    --------    --------
Per share operating performance
Net asset value, beginning of period ......................    $16.30      $16.27      $15.15      $14.85      $13.27      $12.24
                                                               ------      ------      ------      ------      ------      ------
Income from investment operations:
  Net investment income ...................................      0.06        0.14        0.19        0.18        0.18        0.23
  Net gains or losses in securities (both realized and
    unrealized) ...........................................     (1.89)       1.09        2.07        1.95        3.47        2.59
                                                               ------      ------      ------      ------      ------      ------
    Total from investment operations ......................     (1.83)       1.23        2.26        2.13        3.65        2.82
                                                               ------      ------      ------      ------      ------      ------
Distributions to shareholders from:
  Dividends from net investment income ....................      0.05        0.14        0.19        0.17        0.18        0.22
  Distributions from capital gains ........................      1.37        1.06        0.95        1.66        1.89        1.57
                                                               ------      ------      ------      ------      ------      ------
    Total dividends and distributions .....................      1.42        1.20        1.14        1.83        2.07        1.79
                                                               ------      ------      ------      ------      ------      ------
Net asset value, end of period ............................    $13.05      $16.30      $16.27      $15.15      $14.85      $13.27
                                                               ======      ======      ======      ======      ======      ======
Total return (1) ..........................................     11.47%       7.81%      15.37%      15.82%      31.50%      25.65%
Ratios/supplemental data:
  Net assets, end of period (in millions) .................    $   70      $  117      $  147      $  117      $  107      $   99
Ratios to average net assets:#
  Expenses ................................................      0.89%       0.55%       0.42%       0.47%       0.50%       0.40%
  Net investment income ...................................      0.77%       0.84%       1.18%       1.19%       1.32%       1.86%
  Expenses without waivers, reimbursements and earnings
    credits ...............................................      0.92%       0.89%       0.92%       0.97%       1.00%       0.96%
  Net investment income without waivers, reimbursements
    and earnings credits ..................................      0.74%       0.50%       0.68%       0.69%       0.82%       1.30%
Portfolio turnover rate ...................................        20%         27%         70%         72%         72%         89%
----------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Large Cap Equity Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                                        Focus Fund^
                                                                       ---------------------------------------------
                                                                                           Class A
                                                                       ---------------------------------------------
                                                                       11/01/00                             6/30/98*
                                                                        Through          Year Ended         Through
                                                                                    --------------------
                                                                        04/30/01    10/31/00    10/31/99    10/31/98
                                                                        --------    --------    --------    --------
Per share operating performance
Net asset value, beginning of period .................................   $ 9.92       $9.83       $9.40      $10.00
                                                                         ------       -----       -----      ------
Income from investment operations:
   Net investment income .............................................    (0.06)      (0.08)       0.01@       0.01
   Net gains or losses in securities (both realized and unrealized) ..    (2.72)       0.17        0.43       (0.61)
                                                                         ------       -----       -----      ------
     Total from investment operations ................................    (2.78)       0.09        0.44       (0.60)
                                                                         ------       -----       -----      ------
Distributions to shareholders from:
   Dividends from net investment income ..............................       --          --        0.01          --
   Distributions from capital gains ..................................       --          --          --          --
                                                                         ------       -----       -----      ------
     Total dividends and distributions ...............................       --          --        0.01          --
                                                                         ------       -----       -----      ------
Net asset value, end of period .......................................   $ 7.14       $9.92       $9.83      $ 9.40
                                                                         ======       =====       =====      ======
Total return (1) .....................................................    28.02%       0.92%       4.67%      (6.00%)
Ratios/supplemental data:
   Net assets, end of period (in millions) ...........................   $   10       $  20       $  17      $   18
Ratios to average net assets:#
   Expenses ..........................................................     1.25%       1.25%       1.25%       1.25%
   Net investment income .............................................    (0.70%)     (0.69%)      0.07%       0.48%
   Expenses without waivers, reimbursements and earnings
     credits .........................................................     1.64%       1.70%       1.81%       2.05%
   Net investment income without waivers, reimbursements
     and earnings credits ............................................    (1.09%)     (1.14%)     (0.49%)     (0.32%)
Portfolio turnover rate ..............................................      111%        124%        173%         33%
---------------------------------------------------------------------------------------------------------------------

                                                                                       Focus Fund^
                                                                      -------------------------------------------
                                                                                        Class B
                                                                      -------------------------------------------
                                                                      11/01/00                           6/30/98*
                                                                      Through          Year Ended        Through
                                                                                ----------------------
                                                                      04/30/01   10/31/00    10/31/99    10/31/98
                                                                      --------   --------    --------    --------
Per share operating performance
Net asset value, beginning of period ..............................    $ 9.79      $9.77      $9.38        $10.00
                                                                       ------      -----      -----        ------
Income from investment operations:
   Net investment income ..........................................     (0.10)     (0.12)     (0.05)@          --
   Net gains or losses in securities (both realized and unrealized)     (2.66)      0.14       0.44         (0.62)
                                                                       ------      -----      -----        ------
     Total from investment operations .............................     (2.76)      0.02       0.39         (0.62)
                                                                       ------      -----      -----        ------
Distributions to shareholders from:
   Dividends from net investment income ...........................        --         --         --            --
   Distributions from capital gains ...............................        --         --         --            --
                                                                       ------      -----      -----        ------
     Total dividends and distributions ............................        --         --         --            --
                                                                       ------      -----      -----        ------
Net asset value, end of period ....................................    $ 7.03      $9.79      $9.77        $ 9.38
                                                                       ======      =====      =====        ======
Total return (1) ..................................................     28.19%      0.20%      4.16%        (6.20%)
Ratios/supplemental data:
   Net assets, end of period (in millions) ........................    $   16      $  28      $  22        $   18
Ratios to average net assets:#
   Expenses .......................................................      1.85%      1.85%      1.84%         1.85%
   Net investment income ..........................................     (1.30%)    (1.29%)    (0.51%)       (0.15%)
   Expenses without waivers, reimbursements and earnings
     credits ......................................................      2.14%      2.20%      2.30%         2.54%
   Net investment income without waivers, reimbursements
     and earnings credits .........................................     (1.59%)    (1.64%)    (0.97%)       (0.84%)
Portfolio turnover rate ...........................................       111%       124%       173%           33%
--------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Focus Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                                          Focus Fund^^
                                                                        ---------------------------------------------
                                                                                           Class C
                                                                        ---------------------------------------------
                                                                        11/01/00                             6/30/98*
                                                                        Through             Year Ended       Through
                                                                                     --------------------
                                                                        04/30/01     10/31/00    10/31/99    10/31/98
                                                                        --------     --------    --------    --------
Per share operating performance
Net asset value, beginning of period .................................  $  9.79        9.76      $  9.38      $10.00
                                                                        -------        ----      -------      ------
Income from investment operations:
   Net investment income .............................................    (0.08)      (0.14)       (0.05)@        --
   Net gains or losses in securities (both realized and unrealized) ..    (2.68)       0.17         0.43       (0.62)
                                                                        -------        ----      -------      ------
     Total from investment operations ................................    (2.76)       0.03         0.38       (0.62)
                                                                        -------        ----      -------      ------
Distributions to shareholders from:
   Dividends from net investment income ..............................       --          --           --          --
   Distributions from capital gains ..................................       --          --           --          --
                                                                        -------        ----      -------      ------
     Total dividends and distributions ...............................       --          --           --          --
                                                                        -------        ----      -------      ------
Net asset value, end of period .......................................  $  7.03     $  9.79      $  9.76      $ 9.38
                                                                        =======     =======      =======      ======
Total return (1) .....................................................    28.19%       0.31%        4.05%      (6.20%)
Ratios/supplemental data:
   Net assets, end of period (in millions) ...........................  $     5     $     7      $     7      $    4
Ratios to average net assets:#
   Expenses ..........................................................     1.85%       1.85%        1.84%       1.85%
   Net investment income .............................................    (1.30%)     (1.29%)      (0.55%)     (0.14%)
   Expenses without waivers, reimbursements and earnings credits .....     2.14%       2.20%        2.29%       2.55%
   Net investment income without waivers, reimbursements and
   earnings credits ..................................................    (1.59%)     (1.64%)      (1.00%)     (0.84%)
Portfolio turnover rate ..............................................      111%        124%         173%         33%
-----------------------------------------------------------------------------------------------------------------------

                                                                                               Focus Fund^^
                                                                         --------------------------------------------------
                                                                                                 Class I
                                                                         --------------------------------------------------
                                                                         11/01/00                                  6/30/98*
                                                                         Through            Year Ended             Through
                                                                                       ---------------------
                                                                         04/30/01      10/31/00     10/31/99       10/31/98
                                                                         --------      --------     --------       --------
Per share operating performance
Net asset value, beginning of period .................................   $  9.98      $    9.86     $   9.40       $ 10.00
                                                                         -------      ---------     --------       -------
Income from investment operations:
   Net investment income .............................................     (0.02)         (0.03)        0.03@         0.02
   Net gains or losses in securities (both realized and unrealized) ..     (2.76)          0.15         0.45         (0.62)
                                                                         -------      ---------     --------       -------
     Total from investment operations ................................     (2.78)          0.12         0.48         (0.60)
                                                                         -------      ---------     --------       -------
Distributions to shareholders from:
   Dividends from net investment income ..............................        --             --         0.02            --
   Distributions from capital gains ..................................        --             --           --            --
                                                                         -------      ---------     --------       -------
     Total dividends and distributions ...............................        --             --         0.02            --
                                                                         -------      ---------     --------       -------
Net asset value, end of period .......................................   $  7.20      $    9.98     $   9.86       $  9.40
                                                                         =======      =========     ========       =======
Total return (1) .....................................................     27.86%          1.22%        5.05%        (6.00%)
Ratios/supplemental data:
   Net assets, end of period (in millions) ...........................   $     0             --+    $     --+      $    --+
Ratios to average net assets:#
   Expenses ..........................................................      1.05%          1.00%        1.00%         1.00%
   Net investment income .............................................     (0.50%)        (0.44%)       0.33%         0.78%
   Expenses without waivers, reimbursements and earnings credits .....     51.16%      1,500.37%^    1007.71%^        1.80%
   Net investment income without waivers, reimbursements and
   earnings credits ..................................................    (50.61%)    (1,499.81%)^  (1006.38%)^      (0.02%)
Portfolio turnover rate ..............................................       111%           124%         173%           33%
----------------------------------------------------------------------------------------------------------------------------

   * Commencement of operations.
   @ Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^^ Formerly Chase Vista Focus Fund.
   # Short periods have been annualized.
   + Amounts round to less than one million.
   ^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                                Dynamic Small Cap Fund^
                                                          -----------------------------------------------------------------
                                                                                       Class A
                                                          -----------------------------------------------------------------
                                                          11/01/00                                                 5/19/97*
                                                          Through                    Year Ended                    Through
                                                                        -------------------------------------
                                                          04/30/01      10/31/00      10/31/99       10/31/98      10/31/97
                                                          --------      --------      --------       --------      --------
Per share operating performance
Net asset value, beginning of period ..................   $ 24.54        $15.98        $12.79         $13.85        $10.00
                                                          -------        ------        ------         ------        ------
Income from investment operations:
   Net investment income ..............................     (0.09)@       (0.22)@       (0.15)         (0.09)        (0.04)
   Net gains or losses in securities
     (both realized and unrealized) ...................     (5.36)         8.78          3.34          (0.97)         3.89
                                                          -------        ------        ------         ------        ------
     Total from investment operations .................     (5.45)         8.56          3.19          (1.06)         3.85
                                                          -------        ------        ------         ------        ------
Distributions to shareholders from:
   Dividends from net investment income ...............        --            --            --             --            --
   Distributions from capital gains ...................      3.38            --            --             --            --
                                                          -------        ------        ------         ------        ------
     Total dividends and distributions ................      3.38            --            --             --            --
                                                          -------        ------        ------         ------        ------
Net asset value, end of period ........................   $ 15.71        $24.54        $15.98         $12.79        $13.85
                                                          =======        ======        ======         ======        ======
Total return (1) ......................................    (23.27%)       53.57%        24.94%         (7.65%)       38.50%
Ratios/supplemental data:
   Net assets, end of period (in millions) ............   $   142        $  154        $   78         $   62        $   43
Ratios to average net assets:#
   Expenses ...........................................      1.50%         1.50%         1.49%          1.50%         1.49%
   Net investment income ..............................     (1.04%)       (0.99%)       (0.95%)        (0.91%)       (1.16%)
   Expenses without waivers, reimbursements
   and earnings credits ...............................      1.64%         1.76%         1.89%          1.83%         2.38%
   Net investment income without waivers,
   reimbursements and earnings credits ................     (1.18%)       (1.25%)       (1.35%)        (1.24%)       (2.05%)
Portfolio turnover rate ...............................        22%           87%           92%            68%            7%
----------------------------------------------------------------------------------------------------------------------------

                                                                              Dynamic Small Cap Fund^
                                                         ------------------------------------------------------------------
                                                                                     Class B
                                                         ------------------------------------------------------------------
                                                         11/01/00                                                  5/19/97*
                                                         Through                  Year Ended                       Through
                                                                        -------------------------------------
                                                         04/30/01       10/31/00      10/31/99       10/31/98      10/31/97
                                                         --------       --------      --------       --------      --------
Per share operating performance
Net asset value, beginning of period .................   $ 23.96         $15.71        $12.67        $13.81         $10.00
                                                         -------         ------        ------        ------         ------
Income from investment operations:
   Net investment income .............................     (0.14)@        (0.40)@       (0.27)        (0.17)         (0.06)
   Net gains or losses in securities
     (both realized and unrealized) ..................     (5.22)          8.65          3.31         (0.97)          3.87
                                                         -------         ------        ------        ------         ------
     Total from investment operations ................     (5.36)          8.25          3.04         (1.14)          3.81
                                                         -------         ------        ------        ------         ------
Distributions to shareholders from:
   Dividends from net investment income ..............        --             --            --            --
   Distributions from capital gains ..................      3.38             --            --            --             --
                                                         -------         ------        ------        ------         ------
     Total dividends and distributions ...............      3.38             --            --            --             --
                                                         -------         ------        ------        ------         ------
Net asset value, end of period .......................   $ 15.22         $23.96        $15.71        $12.67         $13.81
                                                         =======         ======        ======        ======         ======
Total return (1) .....................................    (23.48%)        52.51%        23.99%        (8.25%)        38.10%
Ratios/supplemental data:
   Net assets, end of period (in millions) ...........   $    83         $  110        $   66        $   57         $   38
Ratios to average net assets:#
   Expenses ..........................................      2.14%          2.20%         2.23%         2.24%          2.24%
   Net investment income .............................     (1.67%)        (1.69%)       (1.69%)       (1.65%)        (1.93%)
   Expenses without waivers, reimbursements
   and earnings credits ..............................      2.14%          2.26%         2.39%         2.33%          2.88%
   Net investment income without waivers,
   reimbursements and earnings credits ...............     (1.67%)        (1.75%)       (1.85%)       (1.74%)        (2.57%)
Portfolio turnover rate ..............................        22%            87%           92%           68%             7%
---------------------------------------------------------------------------------------------------------------------------

   * Commencement of operations.
   @ Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Small Cap Opportunities Fund
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                                      Dynamic Small Cap Fund^
                                                                             --------------------------------------
                                                                                           Class C
                                                                             --------------------------------------
                                                                             11/01/00                      1/7/98**
                                                                             Through       Year Ended      Through
                                                                                       ------------------
                                                                             04/30/01  10/31/00  10/31/99  10/31/98
                                                                             --------  --------  --------  --------
Per share operating performance
Net asset value, beginning of period ....................................... $ 23.93    $15.69    $12.66    $13.17
                                                                             -------    ------    ------    ------
Income from investment operations:
   Net investment income ...................................................   (0.14)@   (0.35)@   (0.26)    (0.08)
   Net gains or losses in securities (both realized and unrealized) ........   (5.22)     8.59      3.29     (0.43)
                                                                             -------    ------    ------    ------
     Total from investment operations ......................................   (5.36)     8.24      3.03     (0.51)
                                                                             -------    ------    ------    ------
Distributions to shareholders from:
   Dividends from net investment income ....................................      --        --        --        --
   Distributions from capital gains ........................................    3.38        --        --        --
                                                                             -------    ------    ------    ------
     Total dividends and distributions .....................................    3.38        --        --        --
                                                                             -------    ------    ------    ------
Net asset value, end of period ............................................. $ 15.19    $23.93    $15.69    $12.66
                                                                             =======    ======    ======    ======
Total return (1) ...........................................................  (23.51%)   52.52%    23.93%    (3.87%)
Ratios/supplemental data:
   Net assets, end of period (in millions) ................................. $    11    $   14    $    6    $    5
Ratios to average net assets:#
   Expenses ................................................................    2.14%     2.20%     2.23%     2.24%
   Net investment income ...................................................   (1.68%)   (1.69%)   (1.69%)   (1.55%)
   Expenses without waivers, reimbursements and earnings credits ...........    2.14%     2.26%     2.39%     2.29%
   Net investment income without waivers, reimbursements and earnings credits  (1.68%)   (1.75%)   (1.85%)   (1.60%)
Portfolio turnover rate ....................................................      22%       87%       92%       68%
--------------------------------------------------------------------------------------------------------------------

                                                                                          Dynamic Small Cap Fund^
                                                                                  --------------------------------------
                                                                                                 Class I
                                                                                  --------------------------------------
                                                                                  11/01/00          Year       4/5/99**
                                                                                  Through           Ended       Through
                                                                                  04/30/01        10/31/00      10/31/99
                                                                                  --------        --------      --------
Per share operating performance
Net asset value, beginning of period ..........................................   $ 24.65          $15.98        $14.11
                                                                                  -------          ------        ------
Income from investment operations:
   Net investment income ......................................................     (0.06)@         (0.13)@       (0.05)
   Net gains or losses in securities (both realized and unrealized) ...........     (5.38)           8.80          1.92
                                                                                  -------          ------        ------
     Total from investment operations .........................................     (5.44)           8.67          1.87
                                                                                  -------          ------        ------
Distributions to shareholders from:
   Dividends from net investment income .......................................        --              --            --
   Distributions from capital gains ...........................................      3.38              --            --
                                                                                  -------          ------        ------
     Total dividends and distributions ........................................      3.38              --            --
                                                                                  -------          ------        ------
Net asset value, end of period ................................................   $ 15.83          $24.65        $15.98
                                                                                  =======          ======        ======
Total return (1) ..............................................................    (23.11%)         54.26%        13.25%
Ratios/supplemental data:
   Net assets, end of period (in millions) ....................................   $     0          $   --+       $   --+
Ratios to average net assets:#
   Expenses ...................................................................      1.10%           1.10%         1.91%
   Net investment income ......................................................     (0.66%)         (0.59%)       (0.96%)
   Expenses without waivers, reimbursements and earnings credits ..............     14.70%          15.48%^       34.70%^
   Net investment income without waivers, reimbursements and earnings credits .    (14.26%)        (14.97%)^     (33.75%)^
Portfolio turnover rate .......................................................        22%             87%           92%
--------------------------------------------------------------------------------------------------------------------------

  ** Commencement of offering class of shares.
   @ Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
   ^ Formerly Chase Vista Small Cap Opportunities Fund.
   # Short periods have been annualized.
   + Amounts round to less than one million.
   ^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                                        Small Cap Equity Fund^
                                                                     ----------------------------------------------------------
                                                                                                Class A
                                                                     ----------------------------------------------------------
                                                                     11/01/00
                                                                      Through                   Year Ended
                                                                               -------------------------------------------------
                                                                     04/30/01  10/31/00  10/31/99   10/31/98  10/31/97  10/31/96
                                                                     --------  --------  --------   --------  --------  --------
Per share operating performance
Net asset value, beginning of period ............................... $ 27.89    $22.77    $20.40     $23.57    $19.19    $15.07
                                                                     -------    ------    ------     ------    ------    ------
Income from investment operations:
   Net investment income ...........................................   (0.08)@   (0.20)@   (0.13)@    (0.11)    (0.05)     0.01
   Net gains or losses in securities (both realized and unrealized)    (2.73)     7.97      2.67      (2.42)     4.72      4.32
                                                                     -------    ------    ------     ------    ------    ------
     Total from investment operations ..............................   (2.81)     7.77      2.54      (2.53)     4.67      4.33
                                                                     -------    ------    ------     ------    ------    ------
Distributions to shareholders from:
   Dividends from net investment income ............................      --        --        --         --        --      0.03
   Distributions from capital gains ................................    3.89      2.65      0.17       0.64      0.29      0.18
                                                                     -------    ------    ------     ------    ------    ------
     Total dividends and distributions .............................    3.89      2.65      0.17       0.64      0.29      0.21
                                                                     -------    ------    ------     ------    ------    ------
Net asset value, end of period ..................................... $ 21.19    $27.89    $22.77     $20.40    $23.57    $19.19
                                                                     =======    ======    ======     ======    ======    ======
Total return (1) ...................................................  (10.04%)   37.10%    12.49%    (10.93%)   24.61%    29.06%
Ratios/supplemental data:
   Net assets, end of period (in millions) ......................... $    79     $  93    $   98     $  133    $  174    $  145
Ratios to average net assets:#
   Expenses ........................................................    1.39%     1.44%     1.40%      1.38%     1.45%     1.50%
   Net investment income ...........................................   (0.76%)   (0.77%)   (0.59%)    (0.43%)   (0.23%)    0.03%
   Expenses without waivers, reimbursements and earnings credits ...    1.39%     1.44%     1.40%      1.38%     1.45%     1.52%
   Net investment income without waivers, reimbursements and
     earnings credits ..............................................   (0.76%)   (0.77%)   (0.59%)    (0.43%)   (0.23%)    0.01%
Portfolio turnover rate ............................................      23%       75%       92%        74%       55%       78%
--------------------------------------------------------------------------------------------------------------------------------

   @ Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
   ^ Formerly Chase Vista Small Cap Equity Fund.
   # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                      Small Cap Equity Fund^
                                               ------------------------------------------------------------------
                                                                             Class B
                                               ------------------------------------------------------------------
                                               11/01/00
                                               Through                           Year Ended
                                                           ------------------------------------------------------
                                               04/30/01    10/31/00    10/31/99    10/31/98   10/31/97   10/31/96
                                               --------    --------    --------    --------   --------   --------
Per share operating performance
Net asset value, beginning of period .......   $ 26.73      $22.06      $19.91      $23.19     $19.00     $15.01
                                               -------      ------      ------      ------     ------     ------
Income from investment operations:
   Net investment income ...................     (0.16)@     (0.37)@     (0.28)@     (0.31)     (0.27)     (0.08)
   Net gain or losses in securities
     (both realized and unrealized) ........     (2.64)       7.69        2.60       (2.33)      4.75       4.25
                                               -------      ------      ------      ------     ------     ------
     Total from investment operations ......     (2.80)       7.32        2.32       (2.64)      4.48       4.17
                                               -------      ------      ------      ------     ------     ------
Distributions to shareholders from:
   Dividends from net investment income ....        --          --          --          --         --         --
   Distributions from capital gains ........      3.89        2.65        0.17        0.64       0.29       0.18
                                               -------      ------      ------      ------     ------     ------
     Total dividends and distributions .....      3.89        2.65        0.17        0.64       0.29       0.18
                                               -------      ------      ------      ------     ------     ------
Net asset value, end of period .............   $ 20.04      $26.73      $22.06      $19.91     $23.19     $19.00
                                               =======      ======      ======      ======     ======     ======
Total return (1) ...........................    (10.49%)     36.17%      11.69%     (11.60%)    23.84%     28.04%
Ratios/supplemental data:
   Net assets, end of period (in millions) .   $    47      $   57      $   57      $   80     $  100     $   73
Ratios to average net assets:#
   Expenses ................................      2.13%       2.17%       2.12%       2.10%      2.16%      2.22%
   Net investment income ...................     (1.50%)     (1.50%)     (1.31%)     (1.15%)    (0.94%)    (0.68%)
   Expenses without waivers, reimbursements
   and earnings credits ....................      2.13%       2.17%       2.12%       2.10%      2.16%      2.25%
   Net investment income without waivers,
   reimbursements and earnings credits .....     (1.50%)     (1.50%)     (1.31%)     (1.15%)    (0.94%)    (0.71%)
Portfolio turnover rate ....................        23%         75%         92%         74%        55%        78%
------------------------------------------------------------------------------------------------------------------

  ** Commencement of offering of class of shares.
   @ Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
   ^ Formerly Chase Vista Small Cap Equity Fund.
   # Short periods have been annualized.


                       See notes to financial statements.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                                         Small Cap Equity Fund^
                                                                  ---------------------------------------------------------------
                                                                                                 Class I
                                                                  ---------------------------------------------------------------
                                                                  11/01/00                                               5/7/96**
                                                                  Through                     Year Ended                  Through
                                                                             -----------------------------------------
                                                                  04/30/01   10/31/00   10/31/99  10/31/98    10/31/97   10/31/96
                                                                  --------   --------   --------  --------    --------   --------
Per share operating performance
Net asset value, beginning of period ............................. $28.52     $23.10    $20.59      $23.71      $19.22    $18.44
                                                                   ------     ------    ------      ------      ------    ------
Income from investment operations:
   Net investment income .........................................  (0.03)@    (0.05)@   (0.02)@     (0.02)       0.03      0.02
   Net gain or losses in securities (both realized and unrealized)  (2.78)      8.12      2.70       (2.46)       4.75      0.76
                                                                   ------     ------    ------      ------      ------    ------
     Total from investment operations ............................  (2.81)      8.07      2.68       (2.48)       4.78      0.78
                                                                   ------     ------    ------      ------      ------    ------
Distributions to shareholders from:
   Dividends from net investment income                                --         --        --          --          --        --
   Distributions from capital gains ..............................   3.89       2.65      0.17        0.64        0.29        --
                                                                   ------     ------    ------      ------      ------    ------
     Total dividends and distributions ...........................   3.89       2.65      0.17        0.64        0.29        --
                                                                   ------     ------    ------      ------      ------    ------
Net asset value, end of period ................................... $21.82     $28.52    $23.10      $20.59      $23.71    $19.22
                                                                   ======     ======    ======      ======      ======    ======
Total return (1) .................................................  (9.78%)    37.94%    13.06%     (10.64%)     25.15%     4.23%
Ratios/supplemental data:
   Net assets, end of period (in millions) ....................... $  421     $  383    $  269      $  254      $  307    $   52
Ratios to average net assets:#
   Expenses ......................................................   0.93%      0.88%     0.88%       1.04%       1.10%     1.10%
   Net investment income .........................................  (0.26%)    (0.20%)   (0.07%)     (0.09%)      0.13%     0.27%
   Expenses without waivers, reimbursements
   and earnings credits ..........................................   1.17%      1.13%     1.13%       1.13%       1.14%     1.27%
   Net investment income without waivers,
   reimbursements and earnings credits ...........................  (0.50%)    (0.45%)   (0.32%)     (0.18%)      0.09%     0.10%
Portfolio turnover rate ..........................................     23%        75%       92%         74%         55%       78%
---------------------------------------------------------------------------------------------------------------------------------

  ** Commencement of offering of class of shares.
   @ Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
   ^ Formerly Chase Vista Small Cap Equity Fund.
   # Short periods have been annualized.

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS
                                    FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS
                                                                                   H&Q Technology Fund
                                                            -----------------------------------------------------------------
                                                                   Class A                Class B               Class C
                                                            --------     --------    --------  --------    --------  --------
                                                            11/01/00     09/20/00*   11/01/00  09/20/00*   11/01/00  09/20/00*
                                                            Through      Through     Through   Through     Through   Through
                                                            04/30/01     10/31/00    04/30/01  10/31/00    04/30/01  10/31/00
                                                            --------     --------    --------  --------    --------  --------
Per share operating performance:
Net asset value, beginning of period .....................  $   8.17      $10.00    $  8.16      $10.00    $   8.17   $10.00
                                                            --------      ------    -------      ------    --------   ------
Income from investment operations:
   Net investment loss ...................................     (0.04)         --      (0.05)      (0.01)      (0.05)   (0.01)
   Net losses on investments (both realized and unrealized)    (4.85)      (1.83)     (4.84)      (1.83)      (4.85)   (1.82)
                                                            --------      ------    -------      ------    --------   ------
     Total from investment operations ....................     (4.89)      (1.83)     (4.89)      (1.84)      (4.90)   (1.83)
                                                            --------      ------    -------      ------    --------   ------
Net asset value, end of period ...........................  $   3.28      $ 8.17    $  3.27     $  8.16    $   3.27   $ 8.17
                                                            ========      ======    =======     =======    ========   ======
Total return (1) .........................................    (59.85%)    (18.30%)   (59.93%)    (18.40%)    (59.98%) (18.30%)
Ratios/supplemental data:
   Net assets, end of period (millions) ..................  $      7      $    6    $     2     $     5    $      1   $    1
Ratios to average net assets:#
   Expenses ..............................................      1.85%       1.83%      2.36%       2.33%       2.35%    2.34%
   Net investment income .................................     (1.61%)     (0.71%)    (2.11%)     (1.21%)     (2.11%)  (1.22%)
   Expenses without waivers, reimbursements ..............      3.27%       3.22%      3.77%       3.72%       3.77%    3.73%
   Net investment income without waivers and reimbursements    (3.03%)     (2.10%)    (3.52%)     (2.60%)     (3.53%)  (2.61%)
Portfolio turnover rate ..................................        27%          0%        27%          0%         27%       0%
------------------------------------------------------------------------------------------------------------------------------

   * Commencement of operations.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
   ^ Formerly Chase Fleming H&Q Technology Fund.
   # Short periods have been annualized.


                       See notes to financial statements.

JPMORGAN FUNDS
SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between Chase Vista Small Cap Equity Fund (the "acquiring fund"), a series of Mutual Fund Group, and Chase Small Capitalization Fund (the "acquired fund"), a series of Mutual Fund Investment Trust. Under the Reorganization Plan, the acquired fund would transfer all of its asset and liabilities to the acquiring fund in a tax-free reorganization. In exchange, shareholders of the acquired fund would receive shares of the acquiring fund with a value equal to their respective holdings in the acquired fund. A majority of shareholders of Chase Small Capitalization Fund approved the Reorganization Plan by the following vote:

                For                                   2,072,567
                Against                                  54,341
                Abstain                                  47,126


                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

      Shares    Issuer                                                   Value
--------------------------------------------------------------------------------
      Long-Term Investments -- 95.8%
--------------------------------------------------------------------------------
                Common Stock -- 95.8%
                ---------------------
                Aerospace -- 1.2%
       387      Boeing Co.                                             $  23,917

                Automotive -- 3.3%
     1,601      Ford Motor Co.                                            47,197
       282      General Motors Corp.                                      15,473
                                                                       ---------
                                                                          62,670
                Banking -- 5.1%
     1,035      Bank of New York Co., Inc.                                51,957
       975      Wells Fargo Co.                                           45,796
                                                                       ---------
                                                                          97,753
                Chemicals -- 2.6%
       346      Dow Chemical Co.                                          11,570
       859      E.I. DuPont de Nemours Co.                                38,832
                                                                       ---------
                                                                          50,402
                Computer Software -- 0.9%
       564      Computer Associates International, Inc.                   18,155

                Computers/Computer Hardware -- 0.9%
       200      Hewlett-Packard Co.                                        5,686
       106      International Business Machines Corp.                     12,205
                                                                       ---------
                                                                          17,891
                Consumer Products -- 3.0%
       978      Philip Morris Companies, Inc.                             48,993
       146      Procter & Gamble Co.                                       8,767
                                                                       ---------
                                                                          57,760
                Diversified -- 3.6%
       800      General Electric Co.                                      38,839
       574      Tyco International LTD (Bermuda)                          30,634
                                                                       ---------
                                                                          69,473
                Electronics/Electrical Equipment -- 0.5%
       140      Emerson                                                    9,331

                Financial Services -- 13.7%
       638      American Express Co.                                      27,077
     2,345      Citigroup, Inc.                                          115,270
       313      Fannie Mae                                                25,145
       696      Merrill Lynch & Co., Inc.                                 42,943
       671      Morgan Stanley Dean Witter & Co.                          42,107
        94      State Street Corp.                                         9,797
                                                                       ---------
                                                                         262,339
                Food/Beverage Products -- 3.5%
       500      Anheuser-Busch Companies, Inc.                            19,995
       390      PepsiCo, Inc.                                             17,086
       678      Sysco Corp.                                               19,065
       200      Unilever NV, New York Shares                              11,224
                                                                       ---------
                                                                          67,370
                Insurance -- 3.3%
       473      American International Group, Inc.                        38,728
       264      Marsh & McLennan Companies, Inc.                          25,431
                                                                       ---------
                                                                          64,159

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

      Shares    Issuer                                                   Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Machinery & Engineering Equipment -- 2.3%
       600      Caterpillar, Inc.                                      $  30,120
       375      Dover Corp.                                               14,651
                                                                       ---------
                                                                          44,771
                Manufacturing -- 0.9%
       353      Honeywell International, Inc.                             17,255

                Metals/Mining -- 0.9%
       419      Alcoa, Inc.                                               17,355

                Multi-Media -- 4.3%
       219      AOL Time Warner, Inc. *                                   11,060
     1,013      The Walt Disney Co.                                       30,643
       771      Viacom, Inc., Class B *                                   40,147
                                                                       ---------
                                                                          81,850
                Oil & Gas -- 15.4%
       603      Chevron Corp.                                             58,214
     1,283      Exxon Mobil Corp.                                        113,703
       450      Halliburton Co.                                           19,445
       200      Noble Drilling Corp. *                                     9,700
     1,077      Royal Dutch Petroleum Co., N.Y.
                 Registered Shares (Netherlands)                          64,137
       258      Santa Fe International Corp.                               9,804
       303      Schlumberger LTD                                          20,089
                                                                       ---------
                                                                         295,092
                Paper/Forest Products -- 2.7%
       470      International Paper Co.                                   18,432
       308      Weyerhaeuser Co.                                          17,411
       335      Willamette Industries                                     16,298
                                                                       ---------
                                                                          52,141
                Pharmaceuticals -- 6.6%
       836      Abbott Laboratories                                       38,774
       564      American Home Products Corp.                              32,571
       333      Pfizer, Inc.                                              14,419
       788      Pharmacia Corp.                                           41,160
                                                                       ---------
                                                                         126,924
                Restaurants/Food Services -- 0.5%
       340      McDonald's Corp.                                           9,350

                Retailing -- 3.0%
       620      Limited, Inc.                                             10,490
       360      MAY Department Stores Co.                                 13,410
       868      Target Corp.                                              33,375
                                                                       ---------
                                                                          57,275
                Semi-Conductors -- 3.5%
       394      Altera Corp. *                                             9,964
       432      Applied Materials, Inc. *                                 23,587
       350      Intel Corp.                                               10,819
       591      Texas Instruments, Inc.                                   22,872
                                                                       ---------
                                                                          67,242

                       See notes to financial statements.

                                                     GROWTH AND INCOME PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

      Shares    Issuer                                                   Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Telecommunications -- 8.7%
       719      AT&T Corp.                                                16,022
     1,109      BellSouth Corp.                                           46,534
       786      SBC Communications, Inc.                                  32,414
     1,291      Verizon Communications                                 $  71,119
                                                                       ---------
                                                                         166,089
                Telecommunications Equipment -- 1.1%
     1,054      Motorola, Inc.                                            16,390
       297      Nortel Networks Corp. (Canada)                             4,544
                                                                       ---------
                                                                          20,934
                Utilities -- 4.3%
       202      Dominion Resources, Inc.                                  13,835
       568      Duke Energy Corp.                                         26,560
       491      Enron Corp.                                               30,795
       260      TXU Corp.                                                 11,430
                                                                       ---------
                                                                          82,620
--------------------------------------------------------------------------------
                Total Long-Term Investments                            1,840,118
                (Cost $1,576,023)
--------------------------------------------------------------------------------
      Short-Term Investment -- 4.1%
--------------------------------------------------------------------------------
   Principal
    Amount
                Repurchase Agreement -- 4.1%
                ----------------------------
   $77,972      Greenwich Capital Markets, Inc., 4.52%, due 05/01/01,
                  dated 04/30/01, proceeds $77,982, secured by U.S.
                  Government Agency Obligations                           77,972
                (Cost $77,972)
--------------------------------------------------------------------------------
                Total Investments -- 99.9%                            $1,918,090
                (Cost $1,653,995)
--------------------------------------------------------------------------------

                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                    Value
--------------------------------------------------------------------------------
     Long-Term Investments -- 94.7%
--------------------------------------------------------------------------------
                Common Stock -- 94.7%
                ---------------------
                Advertising -- 1.3%
       250      True North Communications, Inc.                        $   9,550

                Aerospace -- 0.5%
       100      Goodrich (B.F.) Co.                                        3,940

                Apparel -- 1.9%
       350      Jones Apparel Group, Inc. *                               13,909

                Banking -- 7.1%
       165      Associated Banc Corp.                                      5,763
       145      Commerce Bancshares, Inc.                                  4,916
       260      Compass Bancshares, Inc.                                   6,016
       290      Cullen/Frost Bankers, Inc.                                 9,279
       220      Firstmerit Corp.                                           5,430
       150      Mercantile Bankshares Corp.                                5,633
       210      TCF Financial Corp.                                        7,986
       150      Zions Bancorp.                                             7,994
                                                                       ---------
                                                                          53,017
                Biotechnology -- 1.7%
        90      Genzyme Corp. - General Division *                         9,807
        40      Protein Design Labs, Inc. *                                2,570
                                                                       ---------
                                                                          12,377
                Business Services -- 7.1%
       225      Affiliated Computer Services, Inc., Class A *             16,200
       370      Concord EFS, Inc. *                                       17,223
       250      Manpower, Inc.                                             8,088
       200      Sungard Data Systems, Inc. *                              11,054
                                                                       ---------
                                                                          52,565
                Chemicals -- 2.5%
       265      Cytec Industries, Inc. *                                   8,668
       135      FMC Corp. *                                                9,678
                                                                       ---------
                                                                          18,346
                Computer Software -- 0.4%
       120      Rational Software Corp. *                                  2,905

                Construction -- 2.7%
       190      American Standard Companies, Inc. *                       11,448
       200      Lennar Corp.                                               8,754
                                                                       ---------
                                                                          20,202
                Electronics/Electrical Equipment -- 5.8%
       150      Amphenol Corp., Class A *                                  6,315
       150      PerkinElmer, Inc.                                         10,037
        80      Sanmina Corp. *                                            2,332
       225      Symbol Technologies, Inc.                                  7,088
       450      Vishay Intertechnology, Inc. *                            11,227
       140      Zebra Technologies Corp., Class A *                        6,056
                                                                       ---------
                                                                          43,055
                Entertainment/Leisure -- 2.8%
       350      Harrah's Entertainment, Inc. *                            12,075
       800      Park Place Entertainment Corp. *                           8,896
                                                                       ---------
                                                                          20,971

                       See notes to financial statements.

                                                        CAPITAL GROWTH PORTFOLIO
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                    Value
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Financial Services -- 2.0%
       230      A.G. Edwards, Inc.                                     $   9,354
        90      Golden West Financial Corp.                                5,283
                                                                       ---------
                                                                          14,637
                Food/Beverage Products -- 1.6%
       300      Pepsi Bottling Group, Inc.                                12,006

                Health Care/Health Care Services -- 9.8%
       600      Cytyc Corp. *                                             14,129
       320      Dentsply International, Inc.                              12,538
       900      Health Management Associates, Inc., Class A *             16,127
       500      Healthsouth Corp. *                                        7,025
       380      Oxford Health Plans, Inc. *                               11,818
       185      Stryker Corp.                                             10,969
                                                                       ---------
                                                                          72,606
                Hotels/Other Lodging -- 1.0%
       700      Hilton Hotels Corp.                                        7,735

                Insurance -- 6.2%
       450      Ace LTD (Bermuda)                                         16,065
       280      Radian Group, Inc.                                        21,700
       210      Torchmark Corp.                                            7,957
                                                                       ---------
                                                                          45,722
                Internet Services/Software -- 0.7%
       100      TMP Worldwide, Inc. *                                      4,824

                Machinery & Engineering Equipment -- 1.1%
       210      Dover Corp.                                                8,205

                Oil & Gas -- 9.4%
        65      BJ Services Co. *                                          5,346
       240      Cooper Cameron Corp. *                                    15,134
       550      Global Marine, Inc. *                                     15,813
       130      Nicor, Inc.                                                5,095
       140      Noble Drilling Corp. *                                     6,778
       375      Tosco Corp.                                               17,268
       175      Triton Energy LTD (Cayman Islands) *                       4,394
                                                                       ---------
                                                                          69,828
                Pharmaceuticals -- 5.4%
       200      Alza Corp. *                                               9,144
       200      Amerisource Health Corp., Class A *                       10,800
       170      Biovail Corp. International (Canada) *                     6,678
        70      IDEC Pharmaceuticals Corp. *                               3,444
        50      Vertex Pharmaceuticals, Inc. *                             1,928
       160      Watson Pharmaceuticals, Inc. *                             7,968
                                                                       ---------
                                                                          39,962
                Pipelines -- 2.0%
       130      El Paso Corp.                                              8,944
       100      National Fuel Gas Co.                                      5,620
                                                                       ---------
                                                                          14,564
                Printing & Publishing -- 1.0%
       400      A.H. Belo Corp., Class A                                   7,056

                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

    Shares      Issuer                                                    Value
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Real Estate Investment Trust -- 0.9%

       130      Equity Residential Properties Trust                    $   6,824

                Restaurants/Food Services -- 2.4%
       623      Brinker International, Inc. *                             17,866

                Retailing -- 4.6%
       425      BJ's Wholesale Club, Inc. *                               19,252
       125      Federated Department Stores, Inc. *                        5,373
       350      Linens `n Things, Inc. *                                   9,454
                                                                       ---------
                                                                          34,079
                Semi-Conductors -- 4.3%
       305      Altera Corp. *                                             7,713
       300      Intersil Holding Corp. *                                   9,672
       213      Microchip Technology, Inc. *                               6,148
       160      Transwitch Corp. *                                         2,776
       175      Vitesse Semiconductor Corp. *                              5,933
                                                                       ---------
                                                                          32,242
                Shipping/Transportation -- 1.1%
       300      C.H. Robinson Worldwide, Inc.                              8,118

                Telecommunications -- 2.3%
       145      U.S. Cellular Corp. *                                      9,570
       170      Western Wireless Corp., Class A *                          7,570
                                                                       ---------
                                                                          17,140
                Telecommunications Equipment -- 0.8%
        90      Comverse Technology, Inc. *                                6,165

                Utilities -- 4.3%
       175      Alliant Energy Corp.                                       5,460
       160      American Water Works, Inc.                                 4,960
       148      Nisource, Inc.                                             4,412
       200      Scana Corp.                                                5,612
       275      Talisman Energy, Inc. (Canada) *                          11,198
                                                                       ---------
                                                                          31,642
--------------------------------------------------------------------------------
                Total Long-Term Investments                              702,058
                (Cost $550,652)
--------------------------------------------------------------------------------
     Short-Term Investment -- 5.5%
--------------------------------------------------------------------------------
   Principal
    Amount
                Repurchase Agreement -- 5.5%
                ----------------------------
   $40,817      Greenwich Capital Markets, Inc., 4.52%, due 05/01/01,
                  dated 04/30/01, proceeds $40,822, secured by U.S.
                  Government Agency Obligations                           40,817
                (Cost $40,817)
--------------------------------------------------------------------------------
                Total Investments -- 100.2%                            $ 742,875
                (Cost $591,469)
--------------------------------------------------------------------------------

INDEX:
*  -- Non-income producing security.

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH
PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

(Amounts in Thousands)

                                                                     Growth and        Capital
                                                                       Income          Growth
                                                                      Portfolio       Portfolio
-----------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value ..........................    $1,918,090        $742,875
      Cash .....................................................            --               1
      Other assets .............................................             7               3
      Receivables:
      Interest and dividends ...................................         2,435             402
-----------------------------------------------------------------------------------------------
             Total Assets ......................................     1,920,532         743,281
-----------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased .......................            --           1,239
      Accrued liabilities:
         Investment advisory fees ..............................           606             228
         Administration fees ...................................            76              28
         Custodian fees ........................................            11              14
         Other .................................................           265             185
-----------------------------------------------------------------------------------------------
             Total Liabilities .................................           958           1,694
-----------------------------------------------------------------------------------------------
    NET ASSETS APPLICABLE TO INVESTORS'
    BENEFICIAL INTERESTS .......................................    $1,919,574        $741,587
-----------------------------------------------------------------------------------------------
    Cost of investments ........................................    $1,653,995        $591,469
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH
PORTFOLIOS
STATEMENT OF OPERATIONS For the six months ended April 30, 2001 (unaudited)

(Amounts in Thousands)

                                                                     Growth and       Capital
                                                                       Income          Growth
                                                                      Portfolio       Portfolio
-----------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Dividend ...................................................   $  14,691        $  2,688
      Interest ...................................................       3,617             802
      Foreign taxes withheld .....................................          (9)             --
-----------------------------------------------------------------------------------------------
         Total investment income .................................      18,299           3,490
-----------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees ...................................       3,941           1,535
      Administration fees ........................................         493             192
      Custodian fees .............................................          54              43
      Accounting fees ............................................          25              16
      Professional fees ..........................................          20              13
      Trustees' fees .............................................          22               9
      Other ......................................................          31               8
-----------------------------------------------------------------------------------------------
            Total expenses .......................................       4,586           1,816
-----------------------------------------------------------------------------------------------
            Less earnings credit .................................           5              12
-----------------------------------------------------------------------------------------------
         Net expenses ............................................       4,581           1,804
-----------------------------------------------------------------------------------------------
            Net investment income ................................      13,718           1,686
-----------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:

      Net realized gain on investments ...........................      12,316          30,997
      Change in net unrealized depreciation of investments .......    (155,897)        (68,856)
-----------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments ............    (143,581)        (37,859)
-----------------------------------------------------------------------------------------------
      Net decrease in net assets from operations .................   $(129,863)       $(36,173)
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH
PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                    Growth and Income           Capital Growth
                                                        Portfolio                  Portfolio
                                                        ---------                  ---------
                                                 11/1/00        Year         11/1/00       Year
                                                 Through        Ended        Through       Ended
                                                 4/30/01      10/31/00       4/30/01     10/31/00
---------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS:
      Net investment income .................   $  13,718     $  25,025     $   1,686     $  4,886
      Net realized gain on investments ......      12,316       322,821        30,997      168,249
      Change in net unrealized appreciation
      (depreciation) of investments .........    (155,897)     (123,018)      (68,856)      39,433
---------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets
        from operations .....................    (129,863)      224,828       (36,173)     212,568
---------------------------------------------------------------------------------------------------
    TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS:
      Contributions .........................     106,568       147,832       159,864      469,249
      Withdrawals ...........................    (264,481)     (789,064)     (245,835)    (759,382)
---------------------------------------------------------------------------------------------------
        Net decrease from transactions in
        investors' beneficial interests .....    (157,913)     (641,232)      (85,971)    (290,133)
---------------------------------------------------------------------------------------------------
          Total decrease in net assets ......    (287,776)     (416,404)     (122,144)     (77,565)

      NET ASSETS:
      Beginning of period ...................   2,207,350     2,623,754       863,731      941,296
---------------------------------------------------------------------------------------------------
      End of period .........................  $1,919,574    $2,207,350     $ 741,587    $ 863,731
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIOS:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. REPURCHASE AGREEMENTS -- It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolios' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

                                 GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     C. FUTURES CONTRACTS -- When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

          Index futures contracts are used to control the asset mix of the Portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolios to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolios to unlimited losses.

          The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of April 30, 2001, the Portfolios had no outstanding futures contracts.

     D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     E. FEDERAL INCOME TAXES -- The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

     F. EXPENSES -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Portfolios. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment advisor, JPMFAM supervises the investments of the Portfolios and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.40% of each Portfolio's average daily net assets.

               Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to the Portfolios, and JPMFAM acted as the sub-investment adviser to each of the Portfolios. Pursuant to a Sub-Investment Advisory Agreement between Chase and JPMFAM for each of the Portfolios, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each of the Portfolio's average daily net assets. The Investment Advisory Agreements between each of the Portfolios and Chase have been assigned to JPMFAM.

          B. CUSTODIAN FEES -- Chase, as Custodian, provides safekeeping services for the Portfolios' securities. Compensation for such services is presented in the Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by each Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Portfolios could have invested the cash balances utilized in connection with the earnings credits arrangements in income producing assets if they had not entered into such arrangements.

          C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

                                 GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

          3.   INVESTMENT TRANSACTIONS

               For the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                                                               GIP                  CGP
               ------------------------------------------------------------------------------------------
               Purchases (excluding U.S. Government) ......................  $184,641            $188,200
               Sales (excluding U.S. Government) ..........................   269,131             260,753
               Purchases of U.S. Government ...............................        --                  --
               Sales of U.S. Government ...................................        --                  --

               The portfolio turnover rates of GIP and CGP for the six months ended April 30, 2001, were 10% and 25% respectively.

          4.   FEDERAL INCOME TAX MATTERS


               For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001, are as follows (in thousands):

                                                                               GIP                  CGP
               -------------------------------------------------------------------------------------------
               Aggregate cost .........................................    $1,653,995            $591,469
                                                                           ----------            --------
               Gross unrealized appreciation ..........................    $  340,428            $165,151
               Gross unrealized depreciation ..........................       (76,333)            (13,745)
                                                                           ----------            --------
               Net unrealized appreciation ............................    $  264,095            $151,406
                                                                           ==========            ========

          5.   CONCENTRATIONS

               At April 30, 2001, GIP and CGP invested 22.1% and 15.3% of their respective portfolios in securities issued by financial sector institutions including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial sector.

          6.   TRUSTEE COMPENSATION

               The Portfolios have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 2001, included in Trustees

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

               Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows (in thousands):

                                                                   Accrued
                                              Pension              Pension
                                              Expenses             Liability
               ------------------------------------------------------------
               GIP ........................     $9                  $127
               CGP ........................      4                    57

          7.   BANK BORROWINGS

               The Portfolios may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolios have entered into an agreement, enabling them to participate with other JPMorgan Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolios also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

               The Portfolios had no borrowings outstanding at April 30, 2001, nor at any point during the year then ended.

          8.   SUBSEQUENT EVENTS

               On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                                                     Deferred
                                                 Chase            Compensation
               Fund Name                     Reimbursement          Rollover
               ---------------------------------------------------------------
               GIP ........................      $128                  $203
               CGP ........................        65                   102

JPMORGAN EQUITY FUNDS
SEMI-ANNUAL REPORT

INVESTMENT ADVISER
JPMorgan Fleming Asset
Management

ADMINISTRATOR, SHAREHOLDER AND FUND
SERVICING AGENT AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

        -C- J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2001


                                                                      SAEQ-3-601